As filed with the Securities and Exchange	Registration No. 333-92000
Commission on April 15, 2004

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 7	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

SelectHLife Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor's Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor's Telephone Number, including Area Code)
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06l56
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06156

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2004, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

ING PROTECTOR ELITE A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY issued by ReliaStar Life Insurance Company and its SelectHLife Variable Account

The Policy	The Fund Families
Is issued by ReliaStar Life Insurance Company.	;Funds from the following fund families are available through the policy.
Is returnable by you during the free look period if you are not satisfied.
Premium Payments
Are flexible, so the premium amount and frequency may vary.	AIM Variable Insurance Funds
Are allocated to the variable account and the fixed account, based on your instructions.
Alger American Funds
Are subject to specified fees and charges.	American Funds Insurance Series
The Policy Value
Is the sum of your holdings in the fixed account, the variable account and the loan account.	Fidelity® Variable Insurance Products Funds
Has no guaranteed minimum value under the variable account. The value varies with the value of the sub-accounts you select.	ING Investors Trust
ING Partners, Inc.
Has a minimum guaranteed rate of return for amounts in the fixed account.	ING VP Portfolios, Inc.
Is subject to specified fees and charges, including possible surrender charges.	ING Variable Products Trust
Death Benefit Proceeds
Are paid if your policy is in force when the insured person dies.	Janus Aspen Series
Are calculated under your choice of options:	Neubergr Berman Advisers Management Trust
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;
PIMCO Advisors VIT

  Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A; or
Pioneer Variable Contracts Trust
Putnam Variable Trust ;

  Option 3 - the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.
Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.
;This prospectus describes what you should know before purchasing the ING Protector Elite variable universal life insurance policy. Please read it carefully and keep it for future reference. ;

  Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

  ;The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is May 1, 2004. ;

TABLE OF CONTENTS
	Page		Page
POLICY SUMMARY .............................	3	Termination of Coverage ................................	50
The Policy's Features and Benefits ...............	3	TAX CONSIDERATIONS ............................	52
Factors You Should Consider Before		Tax Status of the Company ..............................	52
Purchasing a Policy ............................	6	Tax Status of the Policy .................................	53
Fees and Charges ....................................	8	Diversification and Investor Control Requirements .	53
THE COMPANY, THE FIXED ACCOUNT		Tax Treatment of Policy Death Benefits ..............	54
AND THE VARIABLE ACCOUNT ......	19	Distributions Other than Death Benefits ...............	54
ReliaStar Life Insurance Company ...............	19	Other Tax Matters ........................................	56
The Investment Options ............................	19	ADDITIONAL INFORMATION ....................	58
DETAILED INFORMATION ABOUT THE		General Policy Provisions ...............................	58
POLICY ........................................	22	;Trading - Industry Developments..............................	65 ;
Purchasing a Policy .................................	22	Legal Proceedings ........................................	65
Fees and Charges ....................................	25	Financial Statements .....................................	65
Death Benefits .......................................	30	APPENDIX A ............................................	A-1
Additional Insurance Benefits .....................	36	APPENDIX B ..........................................................	B-1
Policy Value ..........................................	43	MORE INFORMATION IS AVAILABLE ........	Back Cover
Special Features and Benefits .....................	45

TERMS TO UNDERSTAND
The following is a list of some of the key defined terms and the page number on which each is defined:
Term	Page Where Defined	Term	Page Where Defined
Age ...........................................	23	Policy Date ...................................	23
Fixed Account ...............................	4	Policy Value .................................	1
Fixed Account Value ........................	19	Segment or Coverage Segment ...............	30
Loan Account ................................	45	Surrender Value .............................	4
Loan Account Value ........................	45	Valuation Date ..............................	43
Monthly Processing Date ..................	27	Variable Account ...........................	4
Net Premium .................................	3	Variable Account Value ....................	43
Net Policy Value .....................................	4

  "ReliaStar," "we," "us," "our" and the "company" refer to ReliaStar Life Insurance Company. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

  State Variations - State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our customer service center or your agent/registered representative.

You may contact us about the policy at our:	Customer Service Center P.O. Box 5011 2001 21st Avenue N.W. Minot, North Dakota 58703 1-877-253-5050 www.servicecenter@reliastar.com

2 - ING Protector Elite
POLICY SUMMARY

  This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus which should be read carefully before you purchase the policy.

The Policy's Features and Benefits
Premium Payments See Premium Payments, page 23.	;You choose when to pay and how much to pay, but you cannot pay additional premiums after age 100 and we may refuse to accept any premium less than $25. ;
You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code.
We deduct a premium expense charge from each premium payment and credit the remaining premium (the "net premium") to the variable account or the fixed account according to your instructions.
Free Look Period See Free Look Period, page 24.	During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.

    ;The free look period is generally ten days from your receipt of the policy, although certain states may allow more than ten days. The length of the free look period that applies in your state will be stated in your policy. ;

During the free look period, your net premium will be allocated to the sub-account which invests in the Fidelity® VIP Money Market Portfolio.
Upon cancellation of your policy during the free-look period you will receive a refund equal to the greater of:
All premium we have received; or
Your policy value plus a refund of all charges deducted.
Temporary Insurance See Temporary Insurance, page 25.	If you apply and qualify, we may issue temporary insurance equal to the amount of insurance for which you applied.
The maximum amount of temporary insurance is $4.5 million, which includes other in-force coverage you have with us.
Temporary insurance may not be available in all states.
Death Benefits See Death Benefits, page 30.	Death benefits are paid if your policy is in force when the insured person dies.
Until age 100, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.
You may choose between one of three death benefit options:
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;

    Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A; or

    Option 3 - the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

    ;After age 100, the base death benefit under all options will generally be the greater of the amount of insurance coverage you have selected plus the amount of coverage, if any, under the term insurance rider or your policy value multiplied by the appropriate factor described in Appendix A. See Automatic Rider Benefits - Full Death Benefit Rider, page 42. ;

We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans, accrued loan interest and unpaid fees and charges.
The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

ING Protector Elite - 3

Death Benefit Guarantees See Death Benefit Guarantees, page 34.

    During the basic death benefit guarantee period, your policy will not lapse as long as your policy value minus any surrender charge, loan account value and unpaid fees and charges (the "surrender value") is enough to cover the periodic fees and charges, when due.

    After your basic death benefit guarantee period, your policy will not lapse as long as your policy value minus the loan account value (the "net policy value") is enough to pay the periodic fees and charges, when due.

    However, the policy has three death benefit guarantees which provide that the policy will not lapse even if the surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges, when due:

    The basic death benefit guarantee is standard on every policy. This guarantee lasts for the lesser of five years or to age 80, but not less than one year. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee;

    For issue ages 25-75, the 20-year death benefit guarantee is an optional benefit that may be available, but only when you apply for the policy. If you select this guarantee, your policy and any term insurance rider coverage is guaranteed not to lapse for 20 years provided:

Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the 20-year death benefit guarantee premium payments to the next monthly processing date; and
Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.
There is a separate monthly rider charge for this guarantee.

    For issue ages 25-75, the enhanced lifetime death benefit guarantee is an optional benefit that may be available, but only when you apply for the policy. If you select this guarantee, your policy and any term insurance rider coverage is guaranteed not to lapse for the lifetime of the insured person provided:

    Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the enhanced lifetime death benefit guarantee premium payments to the next monthly processing date; and

Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.
There is a separate monthly rider charge for this guarantee.

    Two different death benefit guarantee riders, the Extended Death Benefit Guarantee Rider and the Lifetime Death Benefit Guarantee Rider, were previously available under the policy. See the Extended Death Benefit Guarantee Rider and Lifetime Death Benefit Guarantee Rider sections on pages 37 and 39 for the availability of and greater details about these previously available death benefit guarantee riders.

Rider Benefits See Additional Insurance Benefits, page 36.	Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
Optional rider benefits that you must select before they are effective; and
Rider benefits that automatically come with your policy.
In many cases, we deduct an additional monthly charge for these benefits.
Not all riders may be available under your policy.
Investment Options See The Investment Options, page 19.	You may allocate your net premiums to the SelectHLife Variable Account (the "variable account") and our fixed account.

    The variable account is one of our separate accounts and consists of sub-accounts which invest in corresponding funds. When you allocate premiums to a sub-account, we invest any net premiums in shares of the corresponding fund.

Your variable account value will vary with the investment performance of the funds and the charges we deduct from your variable account value.
The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
We credit interest of at least 3.00% per year on amounts allocated to the fixed account.
We may, in our sole discretion, credit interest in excess of 3.00%.
4 - ING Protector Elite

Transfers See Transfers, page 46.

    You currently may make an unlimited number of transfers between the sub-accounts and to the fixed account. We reserve the right, however, to limit you to 12 transfers each policy year, and transfers are subject to any other limits, conditions and restrictions that we or the funds whose shares are involved may impose.

There are certain restrictions on transfers from the fixed account.
We currently do not charge for transfers. We reserve the right, however, to charge up to $25 for each transfer.
;Asset Allocation Programs ; See Dollar Cost Averaging, page 47. See Automatic Rebalancing, page 47.

    Dollar cost averaging is a systematic program of transferring policy values to selected investment options. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when the price of a fund's shares is low.

    Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.
;Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market. ;
Loans See Loans, page 45.	After the first policy year, you may take loans against your policy's surrender value.
Generally a loan must be at least $500 and may not exceed 90% of your surrender value.
When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
We credit amounts held in the loan account with interest at an annual rate of 3.00%.
We also charge interest on loans. Interest is payable in advance and accrues daily at a current annual rate of 4.76%.

    After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate of 2.91% (guaranteed not to exceed 3.38%) on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.

Loans reduce your policy's death benefit and may cause your policy to lapse.
Loans may have tax consequences, and you should consult with a tax adviser before taking a loan from your policy.
Partial Withdrawals See Partial Withdrawals, page 49.	After the first policy year, you may withdraw part of your policy's surrender value.
We currently allow only one partial withdrawal each policy year.
A partial withdrawal must be at least $500.
In policy years two through ten you may not withdraw more than 20% of your surrender value.
We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal.
Partial withdrawals reduce your policy's base death benefit and policy value.
Partial withdrawals may also have tax consequences, and you should consult with a tax adviser before taking a partial withdrawal from your policy.
Surrenders See Surrender, page 51.	You may surrender your policy for its surrender value any time before the death of the insured person.
The surrender value of a policy is equal to the policy value minus any surrender charge, loan account value and unpaid fees and charges.

    Surrender charges apply for ten policy years and for ten years after each increase in your insurance coverage. Surrender charges are level for the first five years and then decrease uniformly each month to zero at the end of the tenth policy or segment year.

    The initial surrender charge rates vary by gender, risk class and age at issue. Surrender charge rates for increases in your insurance coverage vary by gender, risk class and age at the time of the increase.

ING Protector Elite - 5

Surrenders (Continued)

    For a decrease in your insurance coverage, surrender charges are assessed against the policy value. If there are multiple coverage segments, the decrease and surrender charges will be processed on a pro rata basis.

If the surrender charge exceeds the available net policy value, there will be no proceeds paid to you on surrender.
All insurance coverage ends on the date we receive your surrender request.
If you surrender your policy, it cannot be reinstated.
Surrendering the policy may have tax consequences, and you should consult with a tax adviser before surrendering your policy.
Reinstatement See Reinstatement, page 52.	You may reinstate your policy and riders within five years of its lapse if you did not surrender your policy, you still own the policy and the insured person is still insurable.
You will need to pay the required reinstatement premium.
If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.
If either the optional extended death benefit guarantee or the optional lifetime death benefit guarantee lapses, it cannot be reinstated.
A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
Reinstating your policy may have tax consequences, and you should consult with a tax adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

  The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur. Consider, among others, the following matters.

Life Insurance Coverage	The policy is not a short-term investment and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.
Fees and Charges See Fees and Charges, page 25.

    In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

A policy's fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

    We believe the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that these various features, benefits and services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse See Lapse, page 51.	Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
A death benefit guarantee is in effect; or
Your surrender value or net policy value, as applicable, is enough to pay the periodic fees and charges when due.
If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.

6 - ING Protector Elite

Investment Risk See The Variable Account, page 20.	You should evaluate the policy's long-term investment potential and risks before purchasing a policy.
For amounts you allocate to the sub-accounts of the variable account:
Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
You assume the risk that your values may decline or not perform to your expectations;
Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
Each fund has various investment risks, and some funds are riskier than others;
There is no assurance that any of the funds will achieve its stated investment objective; and
You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding sub-account.
For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and
;You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00%. ;
Exchanges See Purchasing a Policy, page 22.	Replacing your existing life insurance policy(ies) with the policy described in this prospectus may not be beneficial to you.
Before purchasing a policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation.
Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of the policy described in this prospectus.
Taxation See TAX CONSIDERATIONS, page 52.

    Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

    Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. However depending on circumstances, the following events may cause taxable consequences for you:

Reduction in the amount of your insurance coverage;
Partial withdrawals;
Loans;
Surrender;
Lapse; and
Reinstatement.

    In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

    There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

Consult with a qualified legal or tax adviser before you purchase a policy.
Sales Compensation	We pay compensation to broker/dealers who sell the policy.
Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.
Other Products	We and our affiliates offer other insurance products which may have different features, benefits, fees and charges. These other products may better match your needs.
Contact your agent/registered representative for information about these other products.
ING Protector Elite - 7

Fees and Charges
The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

  ;Transaction Fees and Charges The following table describes the fees and charges you will pay at the time you buy the policy, make a partial withdrawal, surrender the policy, transfer your policy value between investment options or make certain other transactions. See Fees and Charges - Transaction Fees and Charges, page 26. ;

Charge	When Deducted	Amount Deducted
Premium Expense Charge	Deducted when you make a premium payment.	8.00% of each premium payment made in policy years 1 - 10, and lower thereafter.
Partial Withdrawal Fee	Deducted when you take a partial withdrawal.	$10 - current.
2.00% of the amount withdrawn, up to $25 - maximum.
Surrender Charge [1]	Deducted when you surrender your policy or decrease your insurance coverage during the first ten policy years (or ten years from an increase in your insurance coverage.).	Minimum rates - $2.20 per $1,000 of insurance coverage.
Maximum rates - $46.50 per $1,000 of insurance coverage.
;Rates for a representative insured person - $15.00 per $1,000 of insurance coverage. The representative insured person is a male, age 45 in the standard no tobacco risk class. ;
Transfer Charge	Deducted each time you make a transfer between investment options.	$25 - maximum.
$0 - current.
Excess Illustration Fee	Deducted each time you request an illustration after the first each policy year.	$50 - maximum.
$0 - current.
Excess Annual Policy Report Fee	Deducted each time you request an annual policy report after the first each policy year.	$50 - maximum.
$0 - current.
Accelerated Death Benefit Rider Charge	On the date the acceleration request is processed.	$300 per acceleration request.

[1]

  ;The rates shown are for the first segment year. The surrender charge rates that apply to you depend on the insured person's gender, age and risk class. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. Surrender charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the tenth year. ;

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  ;Periodic Fees and Charges The following table describes the fees and charges you will pay each month on the monthly processing date, not including fund fees and expenses. See Fees and Charges - Periodic Fees and Charges, page 27. ;

Charge	When Deducted	Amount Deducted
Cost of Insurance Charge [2]	On the monthly processing date.	Minimum Rates per $1,000 of insurance coverage -
$0.05 - current.
$0.06 - guaranteed.
Maximum Rates per $1,000 of insurance coverage -
$15.89 - current.
$21.94 - guaranteed.
Rates for a representative insured person per $1,000 of insurance coverage -
;$0.19 - current.
$0.28 - guaranteed.
The representative insured person is a male, age 45 in the standard no tobacco risk class. ;
Administrative Charge	On the monthly processing date.	$10.
Mortality & Expense Risk Charge [3]	On the monthly processing date.	0.08% (0.90% annually) of variable account value (after the other monthly fees and charges are deducted) in policy years 1 - 10, and lower thereafter.
Loan Interest Charge	Payable in advance at the time you take a loan and each policy year thereafter.	;4.76% annually of the amount held in the loan account for non-preferred loans.
2.91% (guaranteed not to exceed 3.38%) annually of the amount held in the loan account for preferred loans. ;

[2]

  ;The minimum and maximum rates shown are for an insured person in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates and the monthly amount charges that apply to you depend on the amount of your insurance coverage and the insured person's age at issue and age on the effective date of an increase in your insurance coverage, gender and risk class and the cost of insurance rates generally increase each year after the first segment year. Separate cost of insurance rates apply to each segment of your insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. ;

[3]

  The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Periodic Fees and Charges - Mortality and Expense Risk Charge, page 28 for the monthly rate without rounding.

;Optional Rider Fees and Charges The following table describes the charges you will pay if you elect any of the optional rider benefits. See Fees and Charges - Rider Fees and Charges, page 29. ;
Rider	When Deducted	Amount Deducted
Accidental Death Benefit Rider [4]	On the monthly processing date.	Minimum Rates - $0.07 per $1,000 of rider benefit.
Maximum Rates - $0.17 per $1,000 of rider benefit.
;Rates for a representative insured person - $0.07 per $1,000 of rider benefit. The representative insured person is a male, age 45 in the standard no tobacco risk class. ;
ING Protector Elite - 9
Optional Rider Fees and Charges, continued
Rider	When Deducted	Amount Deducted
Additional Insured Rider [4]	On the monthly processing date.	Minimum Rates per $1,000 of rider benefit:
$0.07 - current.
$0.08 - guaranteed.
Maximum Rates per $1,000 of rider benefit:
$4.28 - current.
$7.26 - guaranteed.
Rates for a representative additional insured person per $1,000 of rider benefit:
$0.09 - current.
$0.12 - guaranteed.
The representative additional insured person is a female, age 35 in the preferred no tobacco risk class.
Children's Insurance Rider	On the monthly processing date.	$0.62 per $1,000 of rider benefit.
Extended Death Benefit Guarantee Rider [5]	On each monthly processing date during the guarantee period.	$0.005 per $1,000 of insurance coverage.
20-Year Death Benefit Guarantee Rider [5]	On each monthly processing date during the guarantee period.	;Minimum Rates - $0.01 per $1,000 of rider benefit. ;
Maximum Rates - $0.08 per $1,000 of rider benefit.
;Rates for a representative insured person - $0.02 per $1,000 of rider benefit. The representative insured person is a male, age 45. ;
Enhanced Lifetime Death Benefit Guarantee Rider [5,6]	On each monthly processing date during the guarantee period.	Minimum Rates - $0.02 per $1,000 of rider benefit.
Maximum Rates - $0.08 per $1,000 of rider benefit.
;Rates for a representative insured person - $0.05 per $1,000 of rider benefit. The representative insured person is a male, age 45. ;
Term Insurance Rider [4]	On the monthly processing date to age 100.	Minimum Rates per $1,000 of rider benefit -
$0.04 - current.
$0.07 - guaranteed.
Maximum Rates per $1,000 of rider benefit -
$2.91 - current.
$8.28 - guaranteed.
Rates for a representative insured person per $1,000 of rider benefit -
;$0.16 - current.
$0.35 - guaranteed.
The representative insured person is a male, age 45 in the standard no tobacco risk class. ;

10 - ING Protector Elite

Optional Rider Fees and Charges, continued
Rider	When Deducted	Amount Deducted
Waiver of Monthly Deduction Rider [4]	On the monthly processing date.	Minimum Rates - $0.04 per $1 of the periodic fees and charges due each month.
Maximum Rates - $0.48 per $1 of the periodic fees and charges due each month.
;Rates for a representative insured person - $0.08 per $1 of the periodic fees and charges due each month. The representative insured person is a male, age 45 in the standard no tobacco risk class. ;

[4]

  The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than these rounded rates. The rates for these riders depend on the insured person's age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[5]

  Subject to state approval, policies issued before November 24, 2003, offered different death benefit guarantee riders. See the Extended Death Benefit Guarantee Rider and Lifetime Death Benefit Guarantee Rider sections on pages 37 and 39 for the availability of and details about these other death benefit guarantee rider benefits.

[6]

  ;The rates for this rider depend on the insured person's age at issue. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. ;

  ;Fund Fees and Expenses The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the fund prospectuses for details about the fees and charges specific to a particular fund. See also Fees and Charges - Fund Fees and Expenses, page 29. ;

Annual Fund Expenses (expenses deducted from fund assets)
	Minimum	Maximum
;Total Gross Annual Fund Expenses [7]	0.28%	2.40%
Total Net Annual Fund Expenses [7,8]	0.28%	1.34% ;

[7]	Total annual fund expenses include management fees, distribution (12b-1) fees and other expenses.
[8]

  ;The Total Net Annual Fund Expense figures take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through the end of this year. Out of all of the funds available through the policy, 19 have contractual arrangements to reimburse or waive certain fees and expenses. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain level for a specific period of time. See the Fund Expense Table which begins on the following page for more detailed information about these contractual arrangements. The minimum and maximum total net annual fund expenses shown take into account all of the available funds, not just those with contractual arrangements. ;

ING Protector Elite - 11

  ;Fund Expense Table.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. See also Fees and Charges - Fund Fees and Expenses, page 29. The following figures are a percentage of the average net assets of each fund as of December 31, 2003. ;

;Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
AIM V.I. Dent Demographic Trends Fund (Series I Shares) [2]	0.85%	--	0.45%	1.30%	--	1.30%
Alger American Growth Portfolio (Class O Shares)	0.75%	--	0.10%	0.85%	--	0.85%
Alger American Leveraged AllCap Portfolio (Class O Shares)	0.85%	--	0.12%	0.97%	--	0.97%
Alger American MidCap Growth Portfolio (Class O Shares)	0.80%	--	0.13%	0.93%	--	0.93%
Alger American Small Capitalization Portfolio (Class O Shares)	0.85%	--	0.12%	0.97%	--	0.97%
American Funds Insurance Series - Growth Fund (Class 2)	0.37%	0.25%	0.02%	0.64%	N/A	0.64%
American Funds Insurance Series - Growth-Income Fund (Class 2)	0.33%	0.25%	0.01%	0.59%	N/A	0.59%
American Funds Insurance Series - International Fund (Class 2)	0.57%	0.25%	0.06%	0.88%	N/A	0.88%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.58%	--	0.09%	0.67%	--	0.67%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.48%	--	0.09%	0.57%	--	0.57%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.09%	0.67%	--	0.67%
Fidelity® VIP High Income Portfolio (Initial Class)	0.58%	--	0.11%	0.69%	--	0.69%
Fidelity® VIP Index 500 Portfolio (Initial Class) [3]	0.24%	--	0.10%	0.34%	--	0.34%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.43%	--	0.11%	0.54%	--	0.54%
Fidelity® VIP Money Market Portfolio (Initial Class)	0.20%	--	0.09%	0.29%	--	0.29%
ING AIM Mid Cap Growth Portfolio (Class S) [4,5,6]	0.68%	--	0.26%	0.94%	--	0.94%
ING Hard Assets Portfolio (Class I) [7,8,9]	0.68%	--	0.01%	0.69%	--	0.69%
ING International Portfolio (Class S) [4,5]	1.00%	--	0.26%	1.26%	--	1.26%
ING JPMorgan Small Cap Equity Portfolio (Class I) [7,8,10,11]	0.90%	--	--	0.90%	--	0.90%
ING Legg Mason Value Portfolio (Class I) [7,8,10,11]	0.81%	--	--	0.81%	--	0.81%
ING Limited Maturity Bond Portfolio (Class S) [4,5]	0.27%	--	0.26%	0.53%	--	0.53%
ING Liquid Assets Portfolio (Class I)*, 7, 8, 10	0.27%	--	0.01%	0.28%	--	0.28% ;

12 - ING Protector Elite

;Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING MFS Mid Cap Growth Portfolio (Class S) [4,5,6,12]	0.64%	--	0.26%	0.90%	--	0.90%
ING MFS Total Return Portfolio (Class I) [7,8,9,11,13]	0.64%	--	0.01%	0.65%	--	0.65%
ING Marsico Growth Portfolio (Class S) [4,5,6]	0.79%	--	0.25%	1.04%	--	1.04%
ING Mercury Focus Value Portfolio (Class I) [7,8,10]	0.80%	--	--	0.80%	--	0.80%
ING Salomon Brothers Investors Portfolio (Class I) [7,8,9]	0.75%	--	--	0.75%	--	0.75%
ING Stock Index Portfolio (Class I) [7,8,14]	0.27%	--	0.01%	0.28%	--	0.28%
ING T. Rowe Price Capital Appreciation Portfolio (Class I) [7,8,9,11]	0.68%	--	0.01%	0.69%	--	0.69%
ING T. Rowe Price Equity Income Portfolio (Class S) [4,5,6]	0.68%	--	0.26%	0.94%	--	0.94%
ING Van Kampen Equity Growth Portfolio (Class I) [7,8,10]	0.65%	--	0.02%	0.67%	--	0.67%
ING Van Kampen Real Estate Portfolio (Class I) [7,8,9]	0.68%	--	--	0.68%	--	0.68%
ING JPMorgan Mid Cap Value Portfolio (Initial Class)	0.75%	--	0.35%	1.10%	--	1.10%
ING PIMCO Total Return Portfolio (Service Class) [15]	0.50%	--	0.60%	1.10%	--	1.10%
ING Salomon Brothers Aggressive Growth Portfolio (Service Class) [15]	0.70%	--	0.38%	1.08%	--	1.08%
ING UBS U.S. Allocation Portfolio (Initial Class) [16]	0.85%	--	0.20%	1.05%	--	1.05%
ING Van Kampen Comstock Portfolio (Initial Class) [17]	0.60%	--	0.35%	0.95%	0.07%	0.88%
ING VP Bond Portfolio (Class I) **, 18	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Index Plus LargeCap Portfolio (Class I) **, 18. 19	0.35%	--	0.08%	0.43%	--	0.43%
ING VP Index Plus MidCap Portfolio (Class I) **, 18, 19	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Index Plus SmallCap Portfolio (Class I) **, 18, 19	0.40%	--	0.16%	0.56%	--	0.56%
ING VP Disciplined LargeCap Portfolio (Class I) **, 20, 21, 22	0.75%	--	0.71%	1.46%	0.56%	0.90%
ING VP High Yield Bond Portfolio (Class I) **, 20, 21, 22	0.75%	--	0.49%	1.24%	0.43%	0.81%
ING VP International Value Portfolio (Class I) **, 20, 21, 22	1.00%	--	0.45%	1.45%	0.45%	1.00%
ING VP MagnaCap Portfolio (Class I) **, 20, 21, 22. 23	0.75%	--	0.39%	1.14%	0.24%	0.90%
ING VP MidCap Opportunities Portfolio (Class I) **, 20, 21, 22	0.75%	--	0.46%	1.21%	0.31%	0.90%
ING VP SmallCap Opportunities Portfolio (Class I) **, 20, 21, 22	0.75%	--	0.32%	1.07%	0.17%	0.90% ;

ING Protector Elite - 13

;Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
Janus Aspen Growth Portfolio (Institutional Shares)	0.65%	--	0.02%	0.67%	--	0.67%
Janus Aspen International Growth Portfolio (Institutional Shares)	0.65%	--	0.11%	0.76%	--	0.76%
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	0.65%	--	0.02%	0.67%	--	0.67%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	0.65%	--	0.06%	0.71%	--	0.71%
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I) [24]	0.65%	--	0.09%	0.74%	--	0.74%
Neuberger Berman AMT Partners Portfolio (Class I) [24]	0.83%	--	0.07%	0.90%	--	0.90%
Neuberger Berman AMT Socially Responsive Portfolio (Class I) 24. 25	0.85%	--	1.45%	2.30%	0.96%	1.34%
OpCap Equity Portfolio [26]	0.80%	--	0.20%	1.00%	--	1.00%
OpCap Global Equity Portfolio [26]	0.80%	--	0.47%	1.27%	0.01%	1.26%
OpCap Managed Portfolio [26]	0.80%	--	0.13%	0.93%	--	0.93%
OpCap Small Cap Equity Portfolio [26]	0.80%	--	0.13%	0.93%	--	0.93%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.11%	0.76%	--	0.76%
Pioneer Small Cap Value VCT Portfolio (Class I) [27]	0.75%	--	1.65%	2.40%	1.15%	1.25%
Putnam VT Growth and Income Fund (Class IA Shares)	0.48%	N/A	0.05%	0.53%	N/A	0.53%
Putnam VT New Opportunities Fund (Class IA Shares)	0.59%	N/A	0.08%	0.67%	N/A	0.67%
Putnam VT Small Cap Value Fund (Class IA Shares)	0.79%	N/A	0.12%	0.91%	N/A	0.91%
Putnam VT Voyager Fund (Class IA Shares)	0.55%	N/A	0.07%	0.62%	N/A	0.62% ;

;*

  Until April 30, 2004, the Service Class of shares of the ING Liquid Assets Portfolio were available through the policy. Effective May 1, 2004, the Institutional Class of fund shares replaced the Service Class of fund shares and all amounts then allocated to the sub-account which invests in Service Class shares of the ING Liquid Asset Portfolio will be transferred to the Institutional Class of the same fund. Institutional Class shares have 0.25% lower total fund expenses than the Service Class shares, and the effect of this replacement will be to give policy owners an investment in the same fund managed by the same investment adviser at a lower cost.

**	Effective April 30, 2004, the name of the class of shares for this fund changed from Class R to Class I; however, Class I shares will not be available for investment until May 3, 2004. ;

14 - ING Protector Elite

;1

  We may receive compensation from each of the funds or their affiliates based on an annual percentage of the average net assets held in that fund by the company. The percentage paid may vary from one fund to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the policy. These additional payments are not disclosed in this Fund Expense Table and do not increase, directly or indirectly, the fees and expenses shown below. See Fees and Charges- Fund Fees and Expenses on page 29 for additional information.

2

  The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through December 31, 2005.

3

  The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commission and extraordinary expenses), as a percentage of its average net assets, exceed 0.28%. The arrangement can be discontinued by the fund's manager at any time.

4

  The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. "Other Expenses" shown in the table above includes a Shareholder Services Fee of 0.25%.

5

  Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

6

  A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003 would have been 0.86% for ING AIM Mid Cap Growth, 1.02% for ING Marsico Growth, 0.86% for ING MFS Mid Cap Growth and 0.93% for ING T. Rowe Price Equity Income Portfolios. This arrangement may be discontinued at any time.

7

  The table above shows the estimated operating expenses for Class I Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any.

8

  Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

9

  Because the Class I Shares of these Portfolios had not had a full year's performance during the fiscal year ended December 31, 2003, expenses are estimated based on the expenses of the Portfolio's Class S Shares for the most recently completed fiscal year.

10

  Because the Class I Shares of these Portfolios had not commenced operations prior to December 31, 2003, the Portfolios' fiscal year end, expenses are estimated based on the expenses of the Portfolio's Class S Shares for the most recently completed fiscal year. ;

ING Protector Elite - 15

;11

  A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003 would have been 0.89% for ING JPMorgan Small Cap Equity, 0.80% for ING Legg Mason Value, 0.64% for ING MFS Total Return and 0.68% for ING T. Rowe Price Capital Appreciation Portfolios. This arrangement may be discontinued at any time.

12

  DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including this waiver, the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003, would have been 0.89%. This arrangement may be discontinued by DSI at any time.

13

  DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including this waiver, the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003, would have been 0.65%. This arrangement may be discontinued by DSI at any time.

14	Because the Portfolio is new, expenses, shown above, are estimated.
15	Other Expenses shown in the above table include a Shareholder Services fee of 0.25%.
16	Management/(Advisory) Fees have been restated to reflect a decrease from 0.90% to 0.85% effective May 1, 2004.
17

  The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the Van Kampen Comstock Portfolio so that the Total Net Fund Annual Operating Expenses for this Portfolio shall not exceed 0.88% through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 0.95%.

18

  The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

19

  ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under "Fees and Expenses Waived or Reimbursed" in the table above. The expense limit for each Portfolio is shown as "Net Annual Fund Operating Expenses" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

20

  The above table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

21

  ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

22

  ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under Fees and Expenses Waived or Reimbursed in the above table. For each Portfolio except ING VP MidCap Opportunities, the expense limits will continue through at least December 31, 2004. For ING VP MidCap Opportunities, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus. ;

16 - ING Protector Elite

;23

  Other Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in the above table exclude a one-time merger fee of 0.05% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

24

  Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2007 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Limited Maturity Bond and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Limited Maturity Bond and Partners Portfolio's average daily net asset value; and 1.50% of the average daily net asset value of the Socially Responsive Portfolio The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

25

  NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.

26

  Management (Advisory) Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Annual Fund Operating Expenses for the Equity, Managed and Small Cap Portfolios are contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Annual Fund Operating Expenses for the Global Equity Portfolio (net of any expense offset) are contractually limited to 1.25% of average daily net assets. This agreement will be in effect through at least December 31, 2014.

27

  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares. ;

ING Protector Elite - 17
How the Policy Works
Your Premium You make a premium payment.
		_________________►	We deduct from each premium payment:
Premium Expense Charge.

	Net Premium We allocate the net premium to the investment options you choose.	◄____________________

▼	▼
Fixed Account Amounts you allocate are held in our general account and earn a fixed rate of interest.	Variable Account Amounts you allocate are held in sub-accounts of the variable account. The sub-accounts invest in the funds.		The funds deduct:
		__________►	Investment management fees.
Other expenses.

We deduct transaction fees and charges from your policy value:
		____►	Partial Withdrawal Fee.
	▼		Surrender Charge.
Policy Value Your policy value equals the sum of your fixed account, variable account and loan account values.			Transfer Charge.
Excess Illustration Fee.
Excess Annual Report Fee.
▲ | ▼

	Loan Account Amount set aside as collateral for policy loans.	____►	We deduct periodic fees and charges from your policy value:
Cost of Insurance Charge.
	▲		Administrative Charge.
Monthly Amount Charge.
Mortality and Expense Risk Charge.
▼
Interest Credited We credit interest on the amount held in the loan account.		Interest Charged We charge interest on your loan amount.

We deduct fees and charges from your policy value for the optional rider benefits you select.
____►

18 - ING Protector Elite

THE COMPANY, THE FIXED ACCOUNT AND THE VARIABLE ACCOUNT
ReliaStar Life Insurance Company

  We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

  We are a wholly owned indirect subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands.

  We are also a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

The Investment Options

  You may allocate your premium payments to any of the available investment options. These options include the fixed account and sub-accounts of the variable account. The investment performance of a policy depends on the performance of the investment options you choose.

The Fixed Account

  You may allocate all or a part of your net premium and transfer your policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00%. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

  Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

  The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended ("1933 Act"). Also, we have not registered the fixed account or the general account as an investment company under the Investment Company Act of 1940, as amended ("1940 Act") (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

ING Protector Elite - 19

  The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

The Variable Account

  We established the SelectHLife Variable Account (the "variable account") on October 11, 1984, as one of our separate accounts under the laws of the State of Minnesota. It is a unit investment trust, registered with the SEC under the 1940 Act.

  We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Minnesota law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

  ;The variable account is divided into sub-accounts. Each sub-account invests in a corresponding fund. When you allocate premium payments to a sub-account, you acquire accumulation units of that sub-account. You do not invest directly in or hold shares of the funds when you allocate premium payments to the sub-accounts of the variable account. See Appendix B to this prospectus for a list of the funds available through the variable account along with information about each fund's investment adviser/subadviser and investment objective. See the Fund Expense Table beginning on page 12 for fund expense information. ;

  Each fund has its own investment objective and risks. Information about the risks associated with investing in the funds is located in their separate prospectuses. Read the fund prospectuses in conjunction with this prospectus, and retain the prospectuses for future reference.

  A fund available through the policy may not be the same as a retail mutual fund with the same or similar name. Accordingly, the management, expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

  Voting Privileges. We invest each sub-account's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

  Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

  Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

20 - ING Protector Elite

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

  We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

  You may instruct us only on matters relating to the funds corresponding to those in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each sub-account of your policy by dividing your variable account value in that sub-account by the net asset value of one share of the matching fund.

  Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;
Offer additional sub-accounts which will invest in funds we find appropriate for policies we issue;
Eliminate sub-accounts;
Combine two or more sub-accounts;
Substitute a new fund for a fund in which a sub-account currently invests. A substitution may become necessary if, in our judgment:
A fund no longer suits the purposes of your policy;
There is a change in laws or regulations;
There is a change in the fund's investment objectives or restrictions;
The fund is no longer available for investment; or
Another reason we deem a substitution is appropriate.
In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;
Transfer assets related to your policy class to another separate account;
Withdraw the variable account from registration under the 1940 Act;
Operate the variable account as a management investment company under the 1940 Act;
Cause one or more sub-accounts to invest in a fund other than, or in addition to, the funds currently available;
Stop selling the policy;
End any employer or plan trustee agreement with us under the agreement's terms;
Limit or eliminate any voting rights for the variable account;
Make any changes required by the 1940 Act or its rules or regulations; or
Close a sub-account to new investments.

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  We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected sub-account to another sub-account or to the fixed account, you may do so free of charge. Just notify us at our customer service center.

  ;Important Information Regarding the ING VP Growth Opportunities and ING VP Growth + Value Portfolios. On April 16, 2004, the ING VP Growth Opportunities and ING VP Growth + Value Portfolios were closed to new investors and to new investments by existing investors. Effective April 17, 2004, the ING VP Growth Opportunities and ING VP Growth + Value Portfolios merged into and become part of the ING VP MidCap Opportunities Portfolio. Because of this merger, your investment in the ING VP Growth Opportunities and ING Growth + Value Portfolios became an investment in the ING VP MidCap Opportunities Portfolio with an equal total net asset value. Because of the merger you have an opportunity to participate in a larger fund with similar investment objectives and strategies.

There is and will be no further disclosure regarding the ING VP Growth Opportunities and ING VP Growth + Value Portfolios in this and future prospectuses of the policy. ;
DETAILED INFORMATION ABOUT THE POLICY

  This prospectus describes our standard ING Protector Elite variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.
Purchasing a Policy
To purchase a policy you must submit an application to us. On that application you will, among other things, select:
The amount of your initial insurance coverage (which generally must be at least $150,000);
Your initial death benefit option;
The death benefit qualification test to apply to your policy; and
Any riders or optional benefits.
Additionally, on the application you will provide us with certain health and other necessary information.

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  On the date coverage under the policy begins (the "policy date"), the person on whose life we issue the policy (the "insured person") generally can be no more than age 90. "Age" under the policy means the insured person's age nearest to the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.
Premium Payments
Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:
We may refuse to accept any premium less than $25;
You cannot pay additional premiums after age 100;
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

    We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

;We may refuse to accept any premium that does not comply with our anti-money laundering program. See General Policy Provisions - Anti-Money Laundering, page 61. ;
After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

  A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

  Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person's gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

  ;Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during the basic death benefit guarantee period. See Death Benefit Guarantees - Basic Death Benefit Guarantee, page 34. Payment of the minimum premium may or may not be enough to keep your policy in force beyond the basic death benefit guarantee period. Additionally, you may need to pay more than the minimum premium to keep one of the other death benefit guarantees in force. See Death Benefits - Death Benefit Guarantees, page 34. ;

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  ;Premium Payments Affect Your Coverage. During any applicable death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse. See Termination of Coverage - Lapse, page 51. ;

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.
We apply the initial net premium to your policy after all of the following conditions have been met:
We receive the required initial minimum premium;
All issue requirements have been received by our customer service center; and
We approve your policy for issue.

  We allocate your initial net premium in the sub-account which invests in the Fidelity® VIP Money Market Portfolio on the valuation date next following your policy date. We later transfer the amount held in this sub-account to the fixed account and your selected sub-accounts, based on your most recent premium allocation instructions. This transfer will generally occur on the sixteenth day following your policy date.

  All net premiums we receive after this period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100%.

Free Look Period

  You have the right to examine your policy and return it to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period and starts on the date you receive your policy. If you return your policy to us within the free look period, we cancel it as of your policy date.

If you cancel your policy during the free look period you will receive a refund equal to the greater of:
All premium we have received; or
Your policy value plus a refund of all charges deducted.

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Temporary Insurance

  If you apply and qualify, we may issue temporary insurance in an amount equal to the amount of insurance for which you applied, up to $4.5 million, which includes other in-force coverage you have with us.

Temporary insurance coverage begins when all of the following events have occurred:
You have completed and signed our temporary insurance coverage form;
We have received and accepted a premium payment of at least your minimum initial premium (selected on your application); and
The necessary parts of the application are complete.
Unless otherwise provided by state law, temporary insurance coverage ends on the earliest of:
The date we return your premium payments;
Five days after we mail notice of termination to the address on your application;
Your policy date;
The date we refuse to issue a policy based on your application; or
90 days after you sign our temporary life insurance coverage form.
There is no death benefit under the temporary insurance coverage if any of the following events occurs:
There is a material misrepresentation in your answers on the temporary insurance coverage form;
There is a material misrepresentation in statements on your application;
The person or persons intended to be insured die by suicide or self-inflicted injury; or
The bank does not honor your premium check.

  ;During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Premium Payments - Allocation of Net Premium, page 24. ;

Fees and Charges
We deduct fees and charges under the policy to compensate us for:
Providing the insurance benefits of the policy (including any rider benefits);
Administering the policy;
Assuming certain risks in connection with the policy; and
Incurring expenses in distributing the policy.

  The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

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Transaction Fees and Charges
We deduct the following transaction fees and charges from your policy value each time you make certain transactions.
Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is 8.00% of each premium payment during the first ten policy years and 4.50% thereafter.
This charge helps offset:
The expenses we incur in selling the policy;

    The costs of various state and local taxes. We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state; and

The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

  Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10, but we reserve the right to deduct 2.00% of the amount withdrawn up to $25 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.
Surrender Charge. We deduct a surrender charge during the first ten policy years or the first ten years after an increase in your insurance coverage when you:
Surrender your policy; or
Decrease your insurance coverage.
The amount of the surrender charge depends on the amount of the insurance coverage surrendered or decreased and the surrender charge rates.

  ;When you purchase a policy or increase your insurance coverage, we set surrender charge rates based on the gender, age and risk class of the insured person. These surrender charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the tenth year. Each coverage segment will have its own set of surrender charge rates which will apply only to that segment. See Death Benefits - Changes in the Amount of Your Insurance Coverage, page 30. Surrender charge rates will not exceed $46.50 per $1,000 of insurance coverage and the rates that apply to you will be set forth in your policy. See the Fees and Charges - Transaction Fees and Charges table, page 8, for the minimum and maximum surrender charge rates and the rates for a representative insured person. ;

  For full surrenders, you will receive the surrender value of your policy. For decreases in the amount of insurance coverage, the surrender charge will reduce your policy value. If there are multiple segments of insurance coverage, the coverage decreases and surrender charges assessed will be processed on a pro rata basis.

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  In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

This charge helps offset the expenses we incur in selling the policy.

  ;Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs or the exercise of conversion rights or made in response to our notice to you that the enhanced lifetime death benefit guarantee rider and the 20-year death benefit guarantee rider will terminate because your policy is not sufficiently diversified will not count as transfers when calculating any applicable transfer charge. ;

This charge helps offset the expenses we incur when processing transfers between investment options.

  Excess Illustration Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.
Excess Annual Report Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each annual report you request after the first each policy year.
This fee helps offset the costs we incur when processing requests for excess annual reports.
Periodic Fees and Charges	In the policy form the "monthly processing date" is referred to as the "Monthly Anniversary."

  We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

  At any time you may choose one investment option from which we will deduct your periodic fees and charges. If you do not choose the investment option or the amount in your chosen investment option is not enough to cover the periodic fees and charges, then your periodic fees and charges are taken from the sub-accounts and fixed account in the same proportion that your value in each has to your net policy value.

  Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

Your current base death benefit, discounted to take into account one month's interest earnings at an assumed 3.00% annual interest rate; and
Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

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  ;Monthly cost of insurance rates are based on the insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a "segment date") and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes the state of Montana. The rates that apply to you will be set forth in your policy. See the Fees and Charges - Periodic Fees and Charges table, page 9, for the minimum and maximum cost of insurance rates and the rates for a representative insured person. ;

  Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

  The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

The net premium applied to your policy;
The fees and charges we deduct;
Any partial withdrawals you take;
Interest earnings on the amounts allocated to the fixed account;
Interest earned on amounts held in the loan account; and
The investment performance of the funds underlying the sub-accounts of the variable account.
We calculate the net amount at risk separately for each segment of your insurance coverage.
The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.
;Administrative Charge. The monthly administrative charge is $10. The administrative charge helps compensate us for the costs associated with administering the policies. ;

  Mortality and Expense Risk Charge. During the first ten policy years, the monthly mortality and expense risk charge is 0.075% (0.90% annually) of your variable account value after all other monthly fees and charges are deducted. In policy years 11 through 20, this charge is 0.0083% per month (0.10% annually). After the twentieth policy year, this charge is reduced to zero.

  This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the sub-accounts of the variable account are greater than we estimated.

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;Rider Fees and Charges

  There may be separate fees and charges if you add any optional rider benefits or exercise certain automatic rider benefits. For more information about rider benefits and the applicable fees and charges, see the Fees and Charges - Optional Rider Fees and Charges table, page 9, and the Additional Insurance Benefits - Optional Rider Benefits section, page 36. See also the Fees and Charges - Transaction Fees and Charges table, page 8, and the Additional Insurance Benefits - Automatic Rider Benefits section, page 41. ;

Waiver and Reduction of Fees and Charges

  We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);
Corporate purchasers; or
Our policyholders or the policyholders of our affiliated companies.

  Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Fund Fees and Expenses

  ;Each fund deducts management fees from the amounts invested in the fund. In addition, certain funds deduct a distribution or 12b-1 fee which is used to finance any activity that is primarily intended to result in the sale of fund shares, and certain funds deduct a service fee which is used to compensate service providers for administrative and policy owner services provided on behalf of the funds. A fund's management fees, distribution (12b-1) fees, as applicable, and other expenses are set by the fund and may change from year to year. They are deducted from the fund's assets and are not direct charges against a sub-account's assets or policy values. Rather, they are included when each underlying fund computes its net asset value, which is the share price used to calculate the unit values of the sub-accounts. See the Fund Expense Table on page 12 for details about each fund's management fees, distribution (12b-1) fees, other expenses and total annual fund expenses.

  In addition to the fees and charges shown in the Fund Expense Table, we may, from time to time, receive other compensation from the funds or their affiliates. For example, the funds or their affiliates may make cash payments or provide expense reimbursements to us as an incentive for us to include the funds among the investment options available under the policy and to provide certain services to policy owners that relate to the investment options. More specifically, we may receive compensation from the investment advisers, administrators or distributors of the funds in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors of the funds. It is anticipated that such compensation will be based on assets of the particular funds attributable to the policy. Some funds or their affiliates pay us more than others and some of the amounts we receive may be significant. The payments and expense reimbursements made to us by the funds do not increase, directly or indirectly, the expenses shown in the Fund Expense Table. ;

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For a more complete description of the funds' fees and expenses, see each fund's prospectus.
Death Benefits
In the policy form the amount of insurance coverage you select is referred to as the "Face Amount."

  You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $150,000 of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

  You can combine the long-term advantages of permanent life insurance with the flexibility and short-term advantages of term life insurance through the policy. The base policy provides the permanent element of your coverage. The term insurance rider provides the term insurance element of your coverage.

  It may be to your economic advantage to include part of your insurance coverage under the term insurance rider. The term insurance rider has no cash value, however, and provides no growth potential. Both the cost of insurance under the term insurance rider and the cost of insurance under the base policy are deducted monthly from your policy value and generally increase with the age of the insured person.

Changes in the Amount of Your Insurance Coverage

  Subject to certain limitations, you may change the amount of your insurance coverage after the first policy year. The change will be effective on the next monthly processing date after we receive your written request.

  There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

Increases in the amount of your insurance coverage must be at least $5,000 and may be permitted until age 90.

  ;A coverage segment or segment is a block of insurance coverage. A requested increase in insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently. ;

Each new segment will have:
A new surrender charge;
New cost of insurance charges, guaranteed and current;
A new incontestability period;
A new suicide exclusion period; and
A new minimum premium.
In determining the net amount at risk for each coverage segment we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.
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You may not decrease the amount of your insurance coverage below $125,000. Decreases in insurance coverage on policies with multiple coverage segments will be made on a pro rata basis.
Decreases in insurance coverage may result in:
Surrender charges on the amount of the decrease;
Reduced minimum premium amounts; and
Reduced cost of insurance charges.

  ;We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a tax adviser before changing your amount of insurance coverage. See Distributions Other than Death Benefits - Modified Endowment Contracts, page 54. ;

Death Benefit Qualification Tests

  The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of either the guideline premium test or the cash value accumulation test.

  When you apply for a policy you must choose either the guideline premium test or the cash value accumulation test to make sure your policy complies with the Internal Revenue Code's definition of "life insurance." You cannot change this choice once the policy is issued.

  Guideline Premium Test. The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

  Cash Value Accumulation Test. The cash value accumulation test requires a policy's cash surrender value not to exceed the net single premium necessary to fund the policy's future benefits. Under the cash value accumulation test, there is generally no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to policy value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age, gender and risk class at any point in time, multiplied by the policy value. A description of how the cash value accumulation test factors are determined can be found in Appendix A to this prospectus.

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  Which Death Benefit Qualification Test to Choose. The guideline premium test limits the amount of premium that may be paid into a policy. If you do not desire to pay premiums in excess of the guideline premium test limitations, you should consider the guideline premium test.

  The cash value accumulation test does not limit the amount of premium that may be paid into a policy. If you desire to pay premiums in excess of the guideline premium test limitations you should elect the cash value accumulation test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in policy value will generally be greater under the cash value accumulation test than under the guideline premium test. Required increases in the minimum death benefit will increase the cost of insurance under the policy, thereby reducing the policy value.

Death Benefit Options
There are three death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the second policy year.

  In the policy form, death benefit "Option 1" is referred to as the "Level Amount Option" or "Option A"; death benefit "Option 2" is referred to as the "Variable Amount Option" or "Option B"; and death benefit "Option 3" is referred to as the "Face Amount Plus Premium Amount Option" or "Option C."

  Option 1. Under death benefit Option 1, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

  Option 2. Under death benefit Option 2, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

  Option 3. Under death benefit Option 3, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as you pay premiums and take withdrawals or if your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit.

  ;After age 100, the base death benefit under all options will generally be the greater of the amount of insurance coverage you have selected plus the amount of coverage, if any, under the term insurance rider or your policy value multiplied by the appropriate factor described in Appendix A. See Automatic Rider Benefits - Full Death Benefit Rider, page 42. If the full death benefit rider is not available in your state, the base death benefit after age 100 under all options is your policy value. ;

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  Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2. If you require a specific death benefit which would include a return of the premium paid, such as under an employer sponsored benefit plan, Option 3 may best meet your needs.

  Changing Death Benefit Options. After the second policy year, you may change from death benefit Option 1 to Option 2, from death benefit Option 2 to Option 1 and, currently, from death benefit Option 3 to Options 1 or 2. Changes to death benefit Option 3 are not allowed after your policy is issued. Evidence of insurability is currently not required for death benefit option changes, but we reserve the right to require such evidence in the future.

  Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:
Option 1	Option 2	Your insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	Your insurance coverage before the change plus your policy value as of the effective date of the change.
Option 3	Option 1	Your insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken as of the effective date of the change.
Option 3	Option 2

    Your insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken minus your policy value as of the effective date of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

  After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

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  ;If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added the term insurance rider to your policy. See Optional Rider Benefits - Term Insurance Rider, page 40. ;

Changing your death benefit option may have tax consequences. You should consult a tax adviser before making changes.
Death Benefit Proceeds

  After the insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

Your base death benefit; plus
The amount of any rider benefits; minus
Any outstanding policy loan with accrued loan interest; minus
Any outstanding fees and charges incurred before the insured person's death.
The death benefit is calculated as of the insured person's death and will vary depending on the death benefit option you have chosen.
Death Benefit Guarantees

  The policy has three death benefit guarantees which provide that the policy will not lapse even if the surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges each month.

In general, the two most significant benefits of the death benefit guarantees are:

    During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the basic death benefit guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the ten years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

    To the extent the surrender value declines due to poor investment performance of the funds or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value or net policy value, as applicable, may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, either the extended or lifetime death benefit guarantee may be necessary in later policy years to avoid lapse of the policy.

  Basic Death Benefit Guarantee. The basic death benefit guarantee is standard on every policy. It provides a guarantee that your policy will not lapse for the lesser of five years or to age 80 (but no less than one year), provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee.

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You should consider the following factors in relation to the basic death benefit guarantee:
;The amount of the minimum premium for your policy will be set forth in your policy (see Purchasing a Policy - Premium Payments, page 23); ;
The minimum premium for your policy is based on monthly rates that vary according to the insured person's gender, risk class and age;
Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the basic death benefit guarantee by doing so;

    ;A loan may cause the termination of this guarantee because we deduct your loan amount including accrued loan interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

Even if the basic death benefit guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse, page 51).

  We will notify you if on any monthly processing date you have not paid enough premium to maintain the basic death benefit guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the basic death benefit guarantee will terminate. ;

You may reinstate the basic death benefit guarantee during the first five policy years, provided that you pay additional premium equal to:
The sum of the minimum premium due since the policy date, including the minimum premium for the current monthly processing date; minus
The sum of all premium paid minus any partial withdrawals and loans taken.
The amount necessary to reinstate the basic death benefit guarantee may exceed the amount needed to create sufficient surrender value to pay any periodic fees and charges due each month.

  ;Extended Death Benefit Guarantee. The extended death benefit guarantee is an optional rider benefit that was available with new policies until the later of November 24, 2003, or the date the 20-year death benefit guarantee rider was approved in your state. There is a separate monthly charge for this guarantee. See Optional Rider Benefits - Extended Death Benefit Guarantee Rider, page 37.

  20-Year Death Benefit Guarantee: The 20-year death benefit guarantee is an optional rider that is available with new policies. There is a separate monthly charge for this guarantee. See Optional Rider Benefits - 20-year death benefit Guarantee Rider, page 38.

  Lifetime Death Benefit Guarantee. The lifetime death benefit guarantee is an optional rider benefit that was available with new policies until the later of November 24, 2003, or the date the enhanced lifetime death benefit guarantee rider was approved in your state. There is no charge for this guarantee. See Optional Rider Benefits - Lifetime Death Benefit Guarantee Rider, page 39.

  Enhanced Lifetime Death Benefit Guarantee. The enhanced lifetime death benefit guarantee is an optional rider benefit that is available with new policies. There is a separate monthly charge for this guarantee. See Optional Rider Benefits - Enhanced Lifetime Death Benefit Guarantee Rider, page 39. ;

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Additional Insurance Benefits
Your policy may include additional insurance benefits, attached by rider. There are two types of riders:
Those that provide optional benefits that you must select before they are effective; and
Those that automatically come with the policy.

  The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

  ;The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See TAX CONSIDERATIONS - Modified Endowment Contracts, page 54. ;

  Accidental Death Benefit Rider. The accidental death benefit rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $5,000. The maximum amount of coverage is $300,000, but may be less depending on the age of the insured person.

You should consider the following factors when deciding whether to add the accidental death benefit rider to your policy:
Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;
You can decrease the amount of coverage under this rider after the second policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's risk class and age;
;The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges table, page 9); ;
The policy's periodic fees and charges do not apply to coverage under this rider; and
This rider does not have a surrender charge.

  Additional Insured Rider. The additional insured rider provides level term insurance coverage to age 100 of the insured person on a family member of the insured person. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.

You should consider the following factors when deciding whether to add the additional insured rider to your policy:
You cannot increase the amount of coverage under this rider after issue;
You can decrease the amount of coverage under this rider after the first policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
;The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges table, page 9); ;
The policy's periodic fees and charges do not apply to coverage under this rider; and
This rider does not have a surrender charge.

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  Additionally, before age 75 you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person's age at the time of conversion.

  Children's Insurance Rider. The children's insurance rider provides up to $10,000 of term life insurance coverage on the life of each of the insured person's children. You may add this rider after your policy is issued and the maximum amount of coverage under this rider is $10,000.

You should consider the following factors when deciding whether to add the children's insurance rider to your policy:
Term coverage under this rider is available to age 25 of each child (or for 25 years from the issue date of this rider, if earlier);
;The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges table, page 9); ;
Subject to certain limits you may increase insurance coverage under this rider; and
Decreases in the amount of insurance coverage under this rider are allowed, but at least six months must elapse between decreases.

  Extended Death Benefit Guarantee Rider. The extended death benefit guarantee rider provides a guarantee that your policy will not lapse for the lesser of 20 years or to age 80, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of extended death benefit guarantee premium payments to the next monthly processing date.

Consider the following in relation to the extended death benefit guarantee rider:
;This rider was available with new policies until the later of November 24, 2003, or the date the 20-year death benefit guarantee rider described below was approved in your state; ;
The minimum premium required to keep this rider in effect will be set forth in your policy;

    The monthly charge for this rider is deducted beginning on the first monthly processing date even though the extended death benefit guarantee period begins at the end of the basic death benefit guarantee period;

The monthly charge for this rider is equal to $0.005 per $1,000 of insurance coverage (see Fees and Charges - Optional Rider Fees and Charges table, page 9);
This rider may not have been available for certain risk classes;
;This rider could not have been added to a policy with the lifetime death benefit guarantee rider;
You may terminate this rider at any time during the guarantee period upon written notice to us;

    A loan may cause the termination of this guarantee because we deduct your loan amount plus accrued interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and ;

Even if this rider terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse, page 51).

  We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force. This notice will show the amount of premium required to maintain this rider benefit. If we do not receive the required premium payment within 61 days from the date of our notice, this rider will terminate. If this rider terminates, it cannot be reinstated.

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  20-Year Death Benefit Guarantee Rider. The 20-year death benefit guarantee rider provides a guarantee that your policy and any term insurance rider coverage will not lapse for 20 years from your policy date, provided:

Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the 20-year death benefit guarantee premium payments to the next monthly processing date; and
Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.
You should consider the following factors when deciding whether to add the 20-year death benefit guarantee rider to your policy:
;You may add this rider only when you apply for the base policy; ;
The 20-year death benefit guarantee period begins on the policy date;
The minimum premium required to keep this rider in effect will be set forth in your policy and be based on monthly rates that vary according to the insured person's gender, risk class and age;

    There is a monthly charge for this rider during the death benefit guarantee period. This charge is based on a rate which varies depending on the issue age of the insured person (see Fees and Charges - Optional Rider Fees and Charges table, page 9). Each month the charge for this rider will be determined by dividing the amount of rider benefit by 1,000 and multiplying the result by the rate set forth in your policy. The rider benefit equals the amount of your basic insurance coverage plus the amount of term insurance rider coverage, if any, minus your policy value;

    Transfers between investment options which are made in response to our notice to you that your policy is not sufficiently diversified will not count as transfers for purposes of any limits or restrictions on transfers which we may impose (see Special Features and Benefits - Transfers, page 46).

    This rider covers only continuation of the base policy and term insurance rider, if any. If your policy and any term insurance rider are kept in force because of the guarantee under this rider, coverage under all other riders will terminate;

This rider may not be available for certain risk classes;
This rider cannot be added to a policy with death benefit Option 3 or the enhanced lifetime death benefit guarantee rider;
;You may terminate this rider at any time during the guarantee period upon written notice to us;

    A loan may cause the termination of this guarantee because we deduct your loan amount plus accrued interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and ;

Even if this rider terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse, page 51).

  We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force or your policy is not sufficiently diversified. This notice will show the amount of premium required to maintain this rider benefit and, if applicable, explain the diversification requirement. If we do not receive the required premium payment or you do not adequately diversify your policy within 61 days from the date of our notice, this rider will terminate. If this rider terminates, it cannot be reinstated.

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  Lifetime Death Benefit Guarantee Rider. The lifetime death benefit guarantee rider provides a guarantee that your policy will not lapse during your lifetime, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of lifetime death benefit guarantee premium payments to the next monthly processing date. There is no charge for this rider.

Consider the following in relation to the lifetime death benefit guarantee rider:
;This rider was available with new policies until the later of November 24, 2003, or the date the enhanced lifetime death benefit guarantee rider described below was approved in your state; ;
The lifetime death benefit guarantee period begins at the end of the basic death benefit guarantee period;
The minimum premium required to keep this rider in effect will be set forth in your policy;
;This rider could not have been added to a policy with the extended death benefit guarantee rider;
You may terminate this rider at any time during the guarantee period upon written notice to us;

    A loan may cause the termination of this guarantee because we deduct your loan amount plus accrued interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and ;

Even if this rider terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse, page 51).

  We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force. This notice will show the amount of premium required to maintain this rider benefit. If we do not receive the required premium payment within 61 days from the date of our notice, this rider will terminate. If this rider terminates, it cannot be reinstated.

  Enhanced Lifetime Death Benefit Guarantee Rider. The enhanced lifetime death benefit guarantee rider provides a guarantee that your policy and any term insurance rider coverage will not lapse during your lifetime, provided:

    Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the enhanced lifetime death benefit guarantee premium payments to the next monthly processing date; and

Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.
You should consider the following factors when deciding whether to add the enhanced lifetime death benefit guarantee rider to your policy:
;You may add this rider only when you apply for the base policy; ;
The enhanced lifetime death benefit guarantee period begins on the policy date;
The minimum premium required to keep this rider in effect will be set forth in your policy and be based on monthly rates that vary according to the insured person's gender, risk class and age;

    ;There is a monthly charge for this rider. This charge is based on a rate which varies depending on the issue age of the insured person (see Fees and Charges - Optional Rider Fees and Charges table, page 9). Each month the charge for this rider will be determined by dividing the amount of rider benefit by 1,000 and multiplying the result by the rate set forth in your policy. The rider benefit equals the amount of your basic insurance coverage plus the amount of term insurance rider coverage, if any, minus your policy value; ;

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    ;Transfers between investment options which are made in response to our notice to you that your policy is not sufficiently diversified will not count as transfers for purposes of any limits or restrictions on transfers which we may impose (see Special Features and Benefits - Transfers, page 46); ;

    This rider covers only continuation of the base policy and term insurance rider, if any. If your policy and any term insurance rider are kept in force because of the guarantee under this rider, coverage under all other riders will terminate;

This rider cannot be added to a policy with death benefit Option 3 or the 20-year death benefit guarantee rider;
;You may terminate this rider at any time during the guarantee period upon written notice to us;

    A loan may cause the termination of this guarantee because we deduct your loan amount plus accrued interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

Even if the enhanced lifetime death benefit guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse, page 51). ;

  We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force or your policy is not sufficiently diversified. This notice will show the amount of premium required to maintain this rider benefit and, if applicable, explain the diversification requirement. If we do not receive the required premium payment or you do not adequately diversify your policy by within 61 days from the date of our notice, this rider will terminate. If this rider terminates, it cannot be reinstated.

  Term Insurance Rider. The term insurance rider provides level term insurance for the life of the insured person. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.

You should consider the following factors when deciding whether to add the term insurance rider to your policy:
You cannot increase the amount of coverage under this rider after issue;
You can decrease the amount of coverage under this rider after the first policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
;The current cost of insurance rates for this rider will be different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges table, page 9); ;
The policy's periodic fees and charges do not apply to coverage under this rider;
This rider does not have a surrender charge; and
You cannot have this rider together with the extended death benefit guarantee rider on the same policy.

  Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability anytime your base death benefit is greater than your policy value multiplied by the appropriate factor described in Appendix A. Cost of insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. Neither surrender charges nor periodic fees and charges will apply to this new coverage segment of the base policy.

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  Waiver of Monthly Deduction Rider. Subject to certain limits, the waiver of monthly deduction rider provides that the policy's periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following factors when deciding whether to add the waiver of monthly deduction rider to your policy:
;The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges table, page 9); and ;

    If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2. There will be no automatic change if Option 3 is in effect at the end of the first six months of total disability.

Automatic Rider Benefits

  ;The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Fees and Charges - Rider Fees and Charges, page 29, and Other Tax Matters - Accelerated Death Benefit Rider, page 56. ;

  Accelerated Death Benefit Rider. Under certain circumstances, the accelerated death benefit rider allows you to accelerate benefits from the base policy that we otherwise would pay upon the insured person's death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more than 50% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following factors when deciding whether to accelerate the death benefit under this rider:
;We assess an administrative charge of up to $300 when we pay the accelerated benefit (see Fees and Charges - Transaction Fees and Charges table, page 8); ;
When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;
Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;
Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;

    ;Accelerating the death benefit will not affect the amount of premium payable on the policy and any premiums required to keep the policy in force which are not paid by you will be added to the lien; and ;

There may be tax consequences to requesting payment under this rider, and you should consult with a competent tax adviser for further information.

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  Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

  Cost of Living Rider. The cost of living rider provides optional increases in the amount of insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

You should consider the following factors when deciding whether to accept a cost of living adjustment to your policy:

    On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased waiver of monthly deduction rider benefit, if applicable;

The minimum premium for the death benefit guarantees will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and
If you choose not to accept a cost of living adjustment, this rider will automatically terminate as to future increases.

  Full Death Benefit Rider. Under the full death benefit rider your policy will automatically continue beyond the policy anniversary nearest the insured person's 100th birthday. However, on that date we will:

Change death benefit Option 2 and Option 3 to death Benefit Option 1, if applicable;
Change the death benefit under Option 1 to an amount equal to the greater of:
Your requested amount of insurance coverage in effect at that time plus the amount of coverage, if any, under the term insurance rider; or
Your policy value multiplied by the appropriate factor described in Appendix A.
Transfer your variable account value to the fixed account;
Terminate dollar cost averaging and automatic rebalancing programs; and
Terminate all other riders.
Thereafter, insurance coverage under your policy will continue until the death of the insured person, unless the policy lapses or is surrendered. However, after that date:
You may not make transfers from the fixed account to the sub-accounts of the variable account;
You may not make any further premium payments; and
We will not deduct any further monthly cost of insurance charges.

  There is no charge for this rider. This rider may not be available in all states. Contact your agent/registered representative or our customer service center to find out if this rider is available in your state.

  ;The tax consequences of coverage continuing after the insured person reaches age 95 (if using the guideline premium test) or age 100 (if using the cash value accumulation test) are uncertain. You should consult a tax adviser as to those consequences. See Other Tax Matters - Continuation of a Policy, page 56. ;

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Policy Value
Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:

  In the policy form the "policy value" is referred to as the "Accumulation Value;" the "fixed account value" is referred to as the "Fixed Accumulation Value;" and the "variable account value" is referred to as the "Variable Accumulation Value."

The net premium applied to your policy;
The fees and charges that we deduct;
Any partial withdrawals you take;
Interest earned on amounts allocated to the fixed account;
The investment performance of the funds underlying the sub-accounts of the variable account; and
Interest earned on amounts held in the loan account.
Fixed Account Value

  ;Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Investment Options - The Fixed Account, page 19. ;

Variable Account Value
Your variable account value equals your policy value attributable to amounts invested in the sub-accounts of the variable account.

  ;Determining Values in the Sub-Accounts. The value of the amount invested in each sub-account is measured by accumulation units and accumulation unit values. The value of each sub-account is the accumulation unit value for that sub-account multiplied by the number of accumulation units you own in that sub-account. Each sub-account has a different accumulation unit value. ;

  The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each variable investment option varies with the investment performance of its underlying fund. It reflects:

Investment income;
Realized and unrealized gains and losses;
Fund expenses; and
Taxes, if any.

  A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time.

You purchase accumulation units when you allocate premium or make transfers to a sub-account, including transfers from the loan account.

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We redeem accumulation units:
When amounts are transferred from a sub-account (including transfers to the loan account);
For the monthly deduction of the periodic fees and charges from your variable account value;
For policy transaction fees;
When you take a partial withdrawal;
If you surrender your policy; and
To pay the death benefit proceeds.

  To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the sub-account calculated at the close of business on the valuation date of the transaction.

  The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

  We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

  The value of amounts allocated to the sub-accounts goes up or down depending on the investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the sub-accounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each sub-account on each valuation date.
We generally set the accumulation unit value for a sub-account at $10 when the sub-account is first opened. After that, the accumulation unit value on any valuation date is:
The accumulation unit value for the preceding valuation date; multiplied by
The sub-account's accumulation experience factor for the valuation period.
Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.
We calculate an accumulation experience factor for each sub-account every valuation date as follows:
We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
We subtract a charge for taxes, if applicable; and
We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.

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Loan Account Value

  ;When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account and we charge interest on amounts held in the loan account. Your loan account value is equal to your outstanding loan amount plus unpaid interest. See Special Features and Benefits - Loans, page 45. ;

In the policy form the "loan account value" is referred to as the "Loan Amount."
Special Features and Benefits
Loans

  You may borrow money from us at any time after the first policy year, by using your policy as collateral for the loan. Unless state law requires otherwise, a new loan amount must be at least $500, and the amount you may borrow is limited to 90% of the surrender value of your policy.

  When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

  Your loan request must be directed to our customer service center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

  Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 3.00%. Interest we credit is allocated to the sub-accounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 4.76%.
After the tenth policy year, the annual interest rate which we charge will be reduced to 2.91% (guaranteed not to exceed 3.38%) for that portion of the loan amount that is not greater than:
Your variable account value plus your fixed account value; minus
The sum of all premiums paid minus all partial withdrawals.

  Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:
Your policy lapses;
You surrender your policy; or
You repay your loan.

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  Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

  When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the sub-accounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:
If you do not make loan repayments your policy could lapse because your surrender value or net policy value, as applicable, may not be enough to pay your fees and charges each month;

    A loan may cause the termination of the death benefit guarantees because we deduct your loan account value from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;

Taking a loan reduces your opportunity to participate in the investment performance of the sub-accounts and the interest guarantees of the fixed account;
Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
Even if you repay your loan, it will have a permanent effect on your policy value;
If you do not repay your loan we will deduct any outstanding loan account value from amounts payable under the policy; and
;Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 54. ;
Transfers

  You currently may make an unlimited number of transfers of your variable account value between the sub-accounts and to the fixed account. Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:

;You may generally not make transfers until after the fifteenth day following your policy date (see Premium Payments - Allocation of Net Premium, page 24); ;
We reserve the right to limit you to 12 transfers each policy year;
Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25 for each transfer; and
;We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below. ;

  Any conditions or limits we impose on transfers between the sub-accounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on third parties acting on behalf of policy owners, such as market timing services.

Transfers from the fixed account to the sub-accounts of the variable account are subject to the following additional restrictions:
Only one transfer is permitted each policy year, and you may only make this transfer within 30 days of the anniversary of your policy date;

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You may only transfer up to 50% of your fixed account value unless the balance, after the transfer, would be less than $1,000 in which event you may transfer your full fixed account value; and
Your transfer must be at least the lesser of $500 or your total fixed account value.

  We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

  We process all transfers and determine all values in connection with transfers on the valuation date we receive your request, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your net policy value is at least $5,000 you may elect dollar cost averaging.

  Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the sub-accounts to one or more of the other sub-accounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

  This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the sub-accounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:
We receive a request to begin an automatic rebalancing program;
The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or
The specified transfer amount from any sub-account is more than the variable account value in that sub-account.
Automatic Rebalancing. Anytime your net policy value is at least $10,000 you may elect automatic rebalancing.

  Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

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  If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:
We receive a request to transfer policy values among the investment options;
We receive a request to begin a dollar cost averaging program;
The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or
The sum of your variable and fixed account values is less than $7,500 on any date when automatic rebalancing transfers are scheduled.

  ;Limits on Frequent or Disruptive Transfers. The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:

Increased trading and transaction costs;
Forced and unplanned portfolio turnover;
Lost opportunity costs; and
Large asset swings that decrease the fund's ability to provide maximum investment return to all policy owners.
Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.
We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:
Exceeds our then-current monitoring standard for excessive trading;
Is identified as problematic by an underlying fund;
Is determined, in our sole discretion, to be not in the best interests of other policy owners; or
Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

  Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, e-mail and internet, and the limiting of transfer privileges to submission by mail. We will notify you in writing if we take any of these actions.

  Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our excessive trading policy at any time, without prior notice and in our sole discretion, based on, among other factors, the best interests of policy owners, fund investors, fund management considerations and state or federal regulatory developments. ;

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  ;We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions may include:

Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and
Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one policy owner at a time.
The Company does not allow exceptions to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

  Limits Imposed by the Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason. ;

  Conversion to a Guaranteed Policy. During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a guaranteed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new guaranteed policy, we will permanently transfer the amounts you have invested in the sub-accounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the sub-accounts of the variable account. We do not charge for this change. Contact our customer service center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

  Beginning in the second policy year you may withdraw part of your policy's surrender value. Only one partial withdrawal is currently allowed each policy year, and a partial withdrawal must be at least $500. In policy years two through ten you may not withdraw more than 20% of your surrender value.

  ;We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to the lesser of 2.00% of the amount withdrawn or $25 for each partial withdrawal. See Transaction Fees and Charges - Partial Withdrawal Fee, page 26. ;

  Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the sub-accounts of the variable account in the same proportion that your value in each has to your net policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request.

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  Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by the amount of a partial withdrawal, or, if the death benefit is based on a factor from the definition of life insurance factors described in Appendix A, by an amount equal to the factor multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantees because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantees.

  If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made on a pro rata basis.

  ;Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Periodic Fees and Charges - Cost of Insurance, page 27. ;

If death benefit Option 2 or Option 3 is in effect, a partial withdrawal will not affect the amount of insurance coverage.
We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $125,000.
;A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See TAX CONSIDERATIONS - Tax Status of the Policy, page 53. ;
Paid-Up Life Insurance

  You may elect, at any time before the insured person's age 100, to apply the surrender value to purchase fixed paid up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If you elect to continue your policy as fixed paid-up life insurance:
The surrender value is transferred to the fixed account;
You cannot pay additional premiums;
You cannot take any partial withdrawals; and
We will not deduct any further periodic fees and charges.
;Applying your policy's surrender value to purchase paid up insurance may have tax consequences. See TAX CONSIDERATIONS - Tax Status of the Policy, page 53. ;
Termination of Coverage
Your insurance coverage will continue under the policy until you surrender your policy or it lapses.

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Surrender

  You may surrender your policy for its surrender value any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge, loan account value and unpaid fees and charges.

In the policy form the "surrender value" is referred to as the "Cash Surrender Value."
You may take your surrender value in other than one payment.

  We compute your surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

;Surrender of your policy may have adverse tax consequences. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 54. ;
Lapse
Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
A death benefit guarantee is in effect; or
Your surrender value or net policy value, as applicable, is enough to pay the periodic fees and charges when due.

  Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

  We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

  If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan account value and periodic fees and charges owed.

  During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the basic death benefit guarantee) for the policy not to lapse.

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;If your policy lapses, any distribution of policy value may be subject to current taxation. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 54. ;
Reinstatement

  Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

  To reinstate the policy and any riders, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

A lapsed basic death benefit guarantee cannot be reinstated after the fifth policy year. Lapsed extended and lifetime death benefit guarantee riders cannot be reinstated.

  ;A policy that lapses during a seven pay testing period and is reinstated more than 90 days after lapsing will be classified as a modified endowment contract for tax purposes. In general, a seven pay testing period is the first seven policy years and the first seven years after certain changes to your policy. You should consult with a competent adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See TAX CONSIDERATIONS - Distributions Other than Death benefit - Modified Endowment Contracts, page 54. ;

TAX CONSIDERATIONS

  The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.
Tax Status of the Company

  We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

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  In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

  This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of either the cash value accumulation or the guideline premium test. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so.

  ;We will at all times strive to assure that the policy meets the statutory definition which qualifies the policy as life insurance for federal income tax purposes. See Tax Treatment of Policy Death Benefits, page 54. ;

Diversification and Investor Control Requirements

  ;In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. If it is determined that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so. ;

  In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets.

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  Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and in your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

  ;The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A tax adviser should be consulted about these consequences. ;

Distributions Other than Death Benefits

  Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

Modified Endowment Contracts

  Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction in benefits, could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a competent adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

  If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

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  Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

    ;All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value and the investment in the policy; ;

    Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated as distributions and taxed first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed; and

    A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (1) made on or after the date on which the taxpayer attains age 591/2; (b) which are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a tax adviser to determine whether or not you may be subject to this penalty tax.

Policies That Are Not Modified Endowment Contracts

  Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

  Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten are uncertain and a tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

  Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

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Other Tax Matters
Policy Loans

  In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. You should consult a tax adviser to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan available in the policy are uncertain. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

  If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Accelerated Death Benefit Rider

  ;We believe that payments under the accelerated death benefit rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the insured under the policy, or is an individual who has no business or financial connection with the insured. (See Automatic Rider Benefits - Accelerated Death Benefit Rider, page 41, for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider. ;

;Continuation of a Policy

  The tax consequences of continuing the policy after the insured person reaches age 95 (if using the guideline premium test) or age 100 (if using the cash value accumulation test) are unclear. For example, in certain situations it is possible that after the insured person reaches age 95 using the guideline premium test (or age 100 under a policy using the cash value accumulation test), the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a tax adviser if you intend to keep the policy in force after the insured person reaches age 95 if using the guideline premium test (or age 100 under a policy using the cash value accumulation test). ;

Section 1035 Exchanges

  Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy for another life insurance policy or an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your tax adviser.

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Tax-exempt Policy Owners

  Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

  Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

Policy Changes to Comply with the Law

  So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.
Any increase in your death benefit will cause an increase in your cost of insurance charges.
Policy Availability and Qualified Plans

  The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3-101 or otherwise.

;Policy owners may use the policy in various other arrangements, including: ;
Non-qualified deferred compensation or salary continuance plans;
Split dollar insurance plans;
Executive bonus plans;
Retiree medical benefit plans; and
Other plans.

  ;The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement. ;

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Life Insurance Owned by Businesses

  In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

Income Tax Withholding

  The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay income taxes and possibly penalties later.

Policy Transfers

  The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.
ADDITIONAL INFORMATION
General Policy Provisions
Your Policy
The policy is a contract between you and us and is the combination of:
Your policy;
A copy of your original application and applications for benefit increases or decreases;
Your riders;
Your endorsements;
Your policy schedule pages; and
Your reinstatement applications.

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  If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.
A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.
Age

  We issue your policy at the insured person's age (stated in your policy schedule) based on the nearest birthday to the policy date. On the policy date, the insured person can generally be no more than age 90.

  We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

  The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

  You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

  You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner.

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  ;You may name new beneficiaries during the insured person's lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters, page 56. ;

Collateral Assignment

  ;You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters, page 56. ;

Incontestability
;In the policy form the "policy date" is referred to as the "Issue Date." ;

  After your policy has been in force and the insured person is alive for two years from your policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

Misstatements of Age or Gender

  Notwithstanding the Incontestability provision above, if the insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person's death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.
Suicide
If the insured person commits suicide (while sane or insane) within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:
The total premium we receive to the time of death; minus
Outstanding loan account value; minus
Partial withdrawals taken.

  We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane) within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance and monthly expense charges which were deducted for the increase.

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Anti-Money Laundering

  In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

  Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

  ;We may also refuse to accept certain forms of premium payments or loan repayments (travelers cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in your policy entering a 61-day grace period during which you must make a sufficient payment, in an acceptable form, to keep your policy from lapsing. See Premium Payments - Premium Payments Affect Your Coverage, page 24. ;

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.
Transaction Processing
Generally, within seven days of when we receive all information required to process a payment, we pay:
Death benefit proceeds;
Surrender value;
Partial withdrawals; and
Loan proceeds.
We may delay processing these transactions if:
The New York Stock Exchange is closed for trading;
Trading on the New York Stock Exchange is restricted by the SEC;
There is an emergency so that it is not reasonably possible to sell securities in the sub-accounts or to determine the value of a sub-account's assets; and
A governmental body with jurisdiction over the variable account allows suspension by its order.
SEC rules and regulations generally determine whether or not these conditions exist.
We execute transfers among the sub-accounts as of the valuation date of our receipt of your request at our customer service center.

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We determine the death benefit as of the date of the insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the sub-accounts.

  We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Notification and Claims Procedures
Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

  You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

  If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

  The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

  Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. Telephone privileges allow you or your agent/registered representative to call our customer service center to:

Make transfers;
Change premium allocations;
;Change your dollar cost averaging and automatic rebalancing programs; ;
Request partial withdrawals; and
Request a loan.
Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:
Requiring some form of personal identification;
Providing written confirmation of any transactions; and
Tape recording telephone calls.

  ;By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Transfers - Limits on Frequent or Disruptive Transfers, page 48. ;

62 - ING Protector Elite

  Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation
Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.
Advertising Practices and Sales Literature
We may use advertisements and sales literature to promote this product, including:
Articles on variable life insurance and other information published in business or financial publications;
Indices or rankings of investment securities; and
Comparisons with other investment vehicles, including tax considerations.

  We may use information regarding the past performance of the sub-accounts and funds. Past performance is not indicative of future performance of the sub-accounts or funds and is not reflective of the actual investment experience of policy owners.

  We may feature certain sub-accounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

  You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

  The investment performance of the sub-accounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25 and the total proceeds must be at least $2,500.

The following settlement options are available:
Option 1 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
Option 2 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;

ING Protector Elite - 63
Option 3 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

    Option 4 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee; and

Option 5 - The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

  Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 2.00%.

  In determining amounts we pay under Options 3, 4 and 5, we assume interest at an effective annual rate of 2.00%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

;If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

  Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account which is backed by our general account and can be accessed by the beneficiary through a checkbook feature. The beneficiary may access the death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. ;

Reports

  Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

  ;Additional statements are available upon request. We may make a charge not to exceed $50 for each additional annual statement you request. See Transaction Fees and Charges - Excess Annual Report Fee, page 27. ;

We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

  We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

64 - ING Protector Elite

  ;Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. We may make a charge not to exceed $50 for each illustration you request after the first in a policy year. See Transaction Fees and Charges - Excess Illustration Fee, page 27. ;

  Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the investment Funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our customer service center at 1-877-253-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

;Trading - Industry Developments

  As with many financial services companies, the company and affiliates of the company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The company is also reviewing its policies and procedures in this area. ;

Legal Proceedings
We are not aware of any pending legal proceedings which involve the variable account as a party.

  ;We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse affect on our ability to meet our obligations under the policy.

  ING America Equities, Inc., the principal underwriter and distributor of the policy, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the policy. ;

Financial Statements

  Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our customer service center at the address or telephone number on the back of this prospectus.

ING Protector Elite - 65
APPENDIX A
Definition of Life Insurance Factors

Guideline Premium Test Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 - 90	1.05

Cash Value Accumulation Test Factors
The cash value accumulation test factors vary according to the age, gender and risk class of the insured person.

  Generally, the cash value accumulation test requires that a policy's death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to fund the policy's future benefits. The net single premium for a policy is calculated using a 4.00% interest rate and the 1980 Commissioner's Standard Ordinary Mortality Table and will vary according to the age, gender and risk class of the insured person. The factors for the cash value accumulation test are then equal to 1 divided by the net single premium per dollar of paid up whole life insurance for the applicable age, gender and risk class.

A-1
APPENDIX B
Funds Available Through the Variable Account

  ;The following chart lists the funds, the investment advisers and subadvisers to the funds and summary information regarding the investment objective of each fund. For information about each fund's expenses, see the Fund Expense Table beginning on page 12 of this prospectus. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

  There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. ;

;Fund Name	Investment Adviser/ Subadviser	Investment Objective
AIM V.I. Dent Demographic Trends Fund (Series I Shares)	Investment Adviser: A I M Advisors, Inc. Subadviser: H.S. Dent Advisors, Inc.	Seeks long-term growth of capital.
Alger American Growth Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American Leveraged AllCap Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American MidCap Growth Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American Small Capitalization Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
American Funds Insurance Series - Growth Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital.
American Funds Insurance Series - Growth-Income Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks capital growth and income over time.
American Funds Insurance Series - International Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital over time.
Fidelity® VIP Contrafund® Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks reasonable income. ;
B-1

;Fund Name	Investment Adviser/ Subadviser	Investment Objective
Fidelity® VIP Growth Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.
Fidelity® VIP High Income Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks a high level of current income while also considering growth of capital.
Fidelity® VIP Index 500 Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Geode Capital Management, LLC (Geode)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 IndexSM (S&P 500®).
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Money Market Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
ING AIM Mid Cap Growth Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: A I M Capital Management, Inc.	Seeks capital appreciation.
ING Hard Assets Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Baring International Investment Limited	A nondiversified portfolio that seeks long-term capital appreciation.
ING International Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.	Seeks long-term growth of capital. ;

B-2

;Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING JPMorgan Small Cap Equity Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: J. P. Morgan Investment Management Inc.	A nondiversified Portfolio that seeks capital growth over the long term.
ING Legg Mason Value Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Legg Mason Funds Management, Inc.	Seeks long-term growth of capital.
ING Limited Maturity Bond Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.

  Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.

ING Liquid Assets Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.	Seeks high level of current income consistent with the preservation of capital and liquidity.
ING MFS Mid Cap Growth Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.
ING Marsico Growth Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Mercury Focus Value Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Salomon Brothers Investors Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING Stock Index Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.	Seeks total return. ;

B-3

;Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING T. Rowe Price Capital Appreciation Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Van Kampen Equity Growth Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Van Kampen	Seeks long-term capital appreciation.
ING Van Kampen Real Estate Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Van Kampen	A nondiversified portfolio that seeks capital appreciation and secondarily seeks current income.
ING JPMorgan Mid Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: J. P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
ING PIMCO Total Return Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Salomon Brothers Aggressive Growth Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING UBS U.S. Allocation Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Sub-Adviser: UBS Global Asset Management (US) Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
ING Van Kampen Comstock Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Sub-Adviser: Van Kampen	Seeks capital growth and income. ;

B-4

;Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING VP Bond Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to maximize total return as is consistent with reasonable risk.
ING VP Index Plus LargeCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.
ING VP Disciplined LargeCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks capital appreciation.
ING VP High Yield Bond Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to provide investors with a high level of current income and total return.
ING VP International Value Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks long term capital appreciation.
ING VP MagnaCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks growth of capital, with dividend income as a secondary consideration.
ING VP MidCap Opportunities Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks long-term capital appreciation.
ING VP SmallCap Opportunities Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks long-term capital appreciation.
Janus Aspen Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with the preservation of capital. ;

B-5

;Fund Name	Investment Adviser/ Subadviser	Investment Objective
Janus Aspen International Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital.
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital..
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with the preservation of capital.
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I Shares)	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is secondary goal.
Neuberger Berman AMT Partners Portfolio (Class I Shares)	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks growth of capital.
Neuberger Berman AMT Socially Responsive Portfolio (Class I Shares)	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
OpCap Equity Portfolio	Investment Adviser: OpCap Advisors LLC	Seeks long term capital appreciation.
OpCap Global Equity Portfolio	Investment Adviser: OpCap Advisors LLC	Seeks long term capital appreciation.
OpCap Managed Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Pacific Investment Management Company LLC	Seeks growth of capital over time.
OpCap Small Cap Portfolio	Investment Adviser: OpCap Advisors LLC	Seeks capital appreciation.
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Small Cap Value VCT Portfolio (Class I Shares)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital growth by investing in a diversified portfolio of securities consisting primarily of equity securities of small companies.
Putnam VT Growth and Income Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital growth and current income.
Putnam VT New Opportunities Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Seeks long-term capital appreciation.
Putnam VT Small Cap Value Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation.
Putnam VT Voyager Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation. ;

B-6
MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

    Statement of Additional Information ("SAI") - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History ...............................................................................	2
Distribution of the Policies ......................................................................................	2
Performance Reporting and Advertising .....................................................................	3
Experts ...............................................................................................................	4
Financial Statements.....................................................................................................................	4
Financial Statements of the SelectHLife Variable Account...................................................	S-1
Statutory-Basis Financial Statements of the ReliaStar Life Insurance Company........................	F-1

    ;A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50 for each personalized illustration you request after the first each policy year. See Transaction Fees and Charges - Excess Illustration Fee, page 27. ;

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:
Customer Service Center
P.O. Box 5011
2000 21st Avenue N.W.
Minot, North Dakota 58703
1-877-253-5050
www.servicecenter@reliastar.com

  Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (www.sec.gov) or at the SEC's Public Reference Room in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Room at 450 Fifth Street, NW, Washington, DC 20549-0102. More information about operation of the SEC's Public Reference Room can be obtained by calling 202-942-8090.

1940 Act File No. 811-04208
1933 Act file No. 333-92000
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SELECTHLIFE VARIABLE ACCOUNT OF RELIASTAR LIFE INSURANCE COMPANY

;Statement of Additional Information dated May 1, 2004 ;
ING PROTECTOR ELITE Variable Universal Life Insurance Policy

  ;This Statement of Additional Information is not a prospectus and should be read in conjunction with the current ING Protector Elite prospectus dated May 1, 2004. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the SelectHLife Variable Account. ;

  A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company's customer service center at P.O. Box 5011, 2000 21st Avenue N.W., Minot, North Dakota 58703, by calling 1-877-253-5050 or by accessing the SEC's website at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.
TABLE OF CONTENTS
Page
General Information and History ...........................................................................	2

Distribution of the Policies ...............................................................................	2

Performance Reporting and Advertising ................................................................	3

Experts .............................................................................................................	4

Financial Statements ................................................................................................................	4

Financial Statements of the SelectHLife Variable Account ..............................................	S-1

Statutory-Basis Financial Statements of the ReliaStar Life Insurance Company....................	F-1

GENERAL INFORMATION AND HISTORY

  ;ReliaStar Life Insurance Company (the "company," "we," "us," "our") issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota and an indirect, wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401. ;

  We established the SelectHLife Variable Account (the "variable account") on October 11, 1984, under the laws of the State of Minnesota for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available sub-accounts of the variable account. Each sub-account invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

  ;Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See "Fees and Charges," page 25, in the prospectus. ;

  The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the sub-accounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

DISTRIBUTION OF THE POLICIES

  The company's affiliate, ING America Equities, Inc., serves as the principal underwriter (distributor) for the policies. ING America Equities, Inc. was organized under the laws of the State of Colorado on September 27, 1993, and is registered as a broker/dealer with the SEC and the National Association of Securities Dealers, Inc. We pay ING America Equities, Inc. under a distribution agreement dated May 1, 2002. ING America Equities, Inc.'s principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

  ;ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2003 and 2002, the aggregate amounts paid to ING America Equities, Inc. under our distribution agreement was $24,581,359 and $50,355,543, respectively.

  Prior to May 1, 2002, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of ours, was the principal underwriter (distributor) for other policies offered by the variable account. We paid WSSI under a distribution agreement. For the year ended December 31, 2001, the aggregate amount paid to WSSI under our distribution agreement was $56,727,215.

Effective January 1, 2004, WSSI merged with Locust Street Securities, Inc. and changed its name to ING Financial Partners, Inc. ;

  We sell our policies through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. A description of the manner in which the policies are purchased may be found in the prospectus under the section entitled "Purchasing a Policy."

2

  ;All broker/dealers who sell this policy have entered into selling agreements with us. Under these selling agreements, we pay a distribution allowance to broker/dealers, who in turn pay commissions to their agents/registered representatives who sell this policy. ;

  We may pay a distribution allowance of up to 100% of premium we receive up to the minimum amount of premium necessary to maintain the extended death benefit guarantee for the first policy year and lower thereafter.

Broker/dealers receive renewal commissions (trails) of up to 0.20% of the average net policy value.
;In addition to these distribution allowances/commissions, we may also pay other amounts to broker/dealers and/or their agents/registered representatives. These amounts may include:

    Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms, such as reduction or elimination or the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on insurance sales;

Wholesaler fees and marketing allowances based on aggregate commissions paid during the year;

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

Sponsor payments or reimbursements for broker/dealers to use in sales contests for their agents/registered representatives. We do not hold contests directly based on sales of this product; and

  Certain overrides and other benefits, which may include cash compensation, based on the amount of earned commissions, agent/representative recruiting, and other activities that promote the sale of policies. ;

PERFORMANCE REPORTING AND ADVERTISING

  Information regarding the past, or historical, performance of the sub-accounts of the variable account and the funds available for investment through the sub-accounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. Such performance information for the sub-accounts will reflect the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses but will not reflect deductions for any policy fees and charges. If the policy's premium expense, cost of insurance, administrative and mortality and expense risk charges and the other transaction, periodic or optional benefits fees and charges were deducted, the performance shown would be significantly lower.

  ;With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

  Performance history of the sub-accounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a sub-account commenced operation. We will calculate such performance information based on the assumption that the sub-accounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the sub-accounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy. ;

3

  We may compare performance of the sub-accounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the sub-accounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar. Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

  Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each sub-account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

  ;To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the sub-accounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our customer service center at P.O. Box 5011, 2000 21st Avenue NY, Minot, ND 58703 or by calling 1-877-253-5050. ;

EXPERTS

  ;The statement of assets and liabilities of the ReliaStar SelectHLife Variable Account as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the statutory-basis financial statements of ReliaStar Life Insurance Company as of December 31, 2003 and 2002, and for each of the years then ended, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing. ;

FINANCIAL STATEMENTS

  ;The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2003, and have been audited by Ernst & Young LLP, independent auditors.

  The statutory-basis financial statements of the company as of December 31, 2003 and 2002, and for the years then ended have been audited by Ernst & Young LLP, independent auditors. The financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. ;

4

  ;The statutory-basis financial statements of the company as of December 31, 2003 and 2002, and for the years then ended have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance. ;

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

5
ReliaStar SELECT*Life VARIABLE ACCOUNT
Financial Statements
Year ended December 31, 2003

Contents

Page
Report of Independent Auditors	S-2

Audited Financial Statements

Statements of Assets and Liabilities	S-4
Statements of Operations	S-18
Statements of Changes in Net Assets	S-32
Notes to Financial Statements	S-49

S-1

Report of Independent Auditors

The Board of Directors and Participants
ReliaStar Life Insurance Company

  We have audited the accompanying statements of assets and liabilities of ReliaStar Life Insurance Company Select*Variable Account (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

  AIM Variable Insurance Funds:
      AIM V.I. Dent Demographic Trends Fund - Series I     Shares
  Alger American Funds:
      Alger American Growth Portfolio - Class O Shares
      Alger American Leveraged AllCap Portfolio - Class O Shares
      Alger American MidCap Growth Portfolio - Class O     Shares
      Alger American Small Capitalization Portfolio - Class     O Shares
  American Funds Insurance Series:
      American Growth Fund - Class 2
      American Growth-Income Fund - Class 2
      American International Fund - Class 2
  Fidelity® Variable Insurance Products:
      Fidelity® VIP Asset ManagerSM Portfolio - Initial     Class
      Fidelity® VIP Contrafund® Portfolio - Initial Class
      Fidelity® VIP Equity-Income Portfolio - Initial Class
      Fidelity® VIP Growth Portfolio - Initial Class
      Fidelity® VIP High Income Portfolio - Initial Class
      Fidelity® VIP Index 500 Portfolio - Initial Class
      Fidelity® VIP Investment Grade Bond Portfolio -     Initial Class
      Fidelity® VIP Money Market Portfolio - Initial Class
      Fidelity® VIP Overseas Portfolio - Initial Class

  ING Income Shares:
      ING VP Bond Portfolio - Class R
  ING Investors Trust:
      ING AIM Capital Mid-Cap Growth Portfolio - Service     Shares
      ING Hard Assets Portfolio - Institutional Shares
      ING International Portfolio - Service Shares
      ING Limited Maturity Bond Portfolio - Service Shares
      ING Liquid Assets Portfolio - Service Shares
      ING Marsico Growth Portfolio - Service Shares
      ING MFS® Mid-Cap Growth Portfolio - Service     Shares
      ING MFS® Total Return Portfolio - Institutional     Shares
      ING Salomon Brothers Investors Portfolio -     Institutional Shares
      ING T. Rowe Price Capital Appreciation Portfolio -     Institutional Shares
      ING T. Rowe Price Equity Income Portfolio - Service     Shares
      ING Van Kampen Real Estate Portfolio - Institutional     Shares
  ING Partners, Inc.:
      ING JPMorgan Mid Cap Value Portfolio - Initial Class
      ING PIMCO Total Return Portfolio - Service Class
      ING Salomon Brothers Aggressive Growth - Portfolio     - Service Class
      ING UBS Tactical Asset Allocation Portfolio - Initial     Class

S-2

  ING Partners, Inc. (continued):
    ING Van Kampen Comstock Portfolio - Initial Class
  ING Variable Portfolios, Inc.:
    ING VP Index Plus LargeCap Portfolio - Class R
    ING VP Index Plus MidCap Portfolio - Class R
    ING VP Index Plus SmallCap Portfolio - Class R
  ING Variable Products Trust:
    ING VP Disciplined LargeCap Portfolio - Class R
    ING VP Growth Opportunities Portfolio - Class R
    ING VP Growth + Value Portfolio - Class R
    ING VP High Yield Bond Portfolio - Class R
    ING VP International Value Portfolio - Class R
    ING VP MagnaCap Portfolio - Class R
    ING VP MidCap Opportunities Portfolio - Class R
    ING VP SmallCap Opportunities Portfolio - Class R
  Janus Aspen Series:
    Janus Aspen Growth - Institutional Shares
    Janus Aspen International Growth - Institutional Shares
    Janus Aspen Mid Cap Growth Portfolio - Institutional     Shares
    Janus Aspen Worldwide Growth - Institutional Shares

  Neuberger Berman Advisers Management Trust:
    Neuberger Berman AMT Limited Maturity Bond     Portfolio
    Neuberger Berman AMT Partners Portfolio
    Neuberger Berman AMT Socially Responsive Portfolio
  PIMCO Accumulation Trust:
    OpCap Equity Portfolio
    OpCap Global Equity Portfolio
    OpCap Managed Portfolio
    OpCap Small Cap Portfolio
  Pioneer Variable Contracts Trust:
    Pioneer MidCap Value VCT Portfolio - Class I
    Pioneer SmallCap Value VCT Portfolio - Class I
  Putnam Variable Trust:
    Putnam VT Diversified Income Fund - Class IA Shares
    Putnam VT Growth and Income Fund - Class IA     Shares
    Putnam VT International Growth Fund - Class IA     Shares
    Putnam VT New Opportunities Fund - Class IA Shares
    Putnam VT Small Cap Value Fund - Class IA Shares
    Putnam VT Utilities Growth and Income Fund - Class     IA Shares
    Putnam VT Voyager Fund - Class IA Shares

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Life Insurance Company Select*Variable Account at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

S-3

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)
	AIM V.I.		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization

Assets
Investments in mutual
funds at fair value	$ 5,725	$ 48,812	$ 5,136	$ 33,569	$ 8,576

Total assets	5,725	48,812	5,136	33,569	8,576

Net assets	$ 5,725	$ 48,812	$ 5,136	$ 33,569	$ 8,576

Accumulation units
outstanding:
Select*Life I	-	183,234.021	-	129,411.516	76,415.528

Select*Life Series 2000	1,145,009.086	3,501,467.259	908,989.309	1,748,248.714	881,380.917

Value per accumulation unit:
Select*Life I	$ -	$ 12.62	$ -	$ 17.04	$ 8.54

Select*Life Series 2000	$ 5.00	$ 13.28	$ 5.65	$ 17.94	$ 8.99

Total number of
mutual fund shares	1,098,857	1,466,263	182,833	1,824,389	493,452

Cost of mutual fund shares	$ 4,685	$ 41,303	$ 4,241	$ 27,675	$ 7,947

The accompanying notes are an integral part of these financial statements.

S-4

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

		American		Fidelity®	Fidelity®
	American	Growth-	American	VIP Asset	VIP
	Growth	Income	International	ManagerSM	Contrafund®

Assets
Investments in mutual
funds at fair value	$ 2,524	$ 1,757	$ 1,513	$ 17,320	$ 88,758

Total assets	2,524	1,757	1,513	17,320	88,758

Net assets	$ 2,524	$ 1,757	$ 1,513	$ 17,320	$ 88,758

Accumulation units
outstanding:
Select*Life I	-	-	-	369,398.906	204,232.249

Select*Life Series 2000	200,309.445	138,880.939	111,654.994	409,144.144	3,021,810.978

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ 25.71	$ 15.13

Select*Life Series 2000	$ 12.60	$ 12.65	$ 13.55	$ 19.12	$ 28.35

Total number of
mutual fund shares	55,470	52,474	112,905	1,197,793	3,837,370

Cost of mutual fund shares	$ 2,358	$ 1,647	$ 1,390	$ 16,861	$ 70,577

The accompanying notes are an integral part of these financial statements.

S-5

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)
					Fidelity®
	Fidelity®		Fidelity®	Fidelity®	VIP
	VIP Equity-	Fidelity®	VIP High	VIP	Investment
	Income	VIP Growth	Income	Index 500	Grade Bond

Assets
Investments in mutual
funds at fair value	$ 113,438	$ 126,812	$ 19,369	$ 90,894	$ 22,622

Total assets	113,438	126,812	19,369	90,894	22,622

Net assets	$ 113,438	$ 126,812	$ 19,369	$ 90,894	$ 22,622

Accumulation units
outstanding:
Select*Life I	792,746.303	1,009,487.355	217,936.363	260,822.470	115,902.906

Select*Life Series 2000	2,808,132.644	3,258,241.977	921,224.883	3,018,222.499	1,044,663.179

Value per accumulation unit:
Select*Life I	$ 44.23	$ 44.93	$ 26.61	$ 27.37	$ 22.76

Select*Life Series 2000	$ 27.91	$ 25.00	$ 14.73	$ 27.75	$ 19.13

Total number of
mutual fund shares	4,893,794	4,085,448	2,786,896	720,640	1,657,316

Cost of mutual fund shares	$ 89,806	$ 110,111	$ 18,663	$ 76,289	$ 22,001

The accompanying notes are an integral part of these financial statements.

S-6

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

	Fidelity®			ING AIM
	VIP Money	Fidelity®	ING VP	Capital Mid-	ING Hard
	Market	VIP Overseas	Bond	Cap Growth	Assets

Assets
Investments in mutual
funds at fair value	$ 59,856	$ 9,956	$ 1,206	$ 91	$ 104

Total assets	59,856	9,956	1,206	91	104

Net assets	$ 59,856	$ 9,956	$ 1,206	$ 91	$ 104

Accumulation units
outstanding:
Select*Life I	318,446.548	174,820.756	-	-	-

Select*Life Series 2000	3,453,002.324	368,847.394	105,487.818	6,697.745	6,809.031

Value per accumulation unit:
Select*Life I	$ 20.00	$ 22.41	$ -	$ -	$ -

Select*Life Series 2000	$ 15.49	$ 16.37	$ 11.43	$ 13.58	$ 15.26

Total number of
mutual fund shares	59,855,936	638,599	85,210	7,018	6,974

Cost of mutual fund shares	$ 59,856	$ 8,345	$ 1,175	$ 87	$ 96

The accompanying notes are an integral part of these financial statements.

S-7

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

		ING Limited			ING MFS®
	ING	Maturity	ING Liquid	ING Marisco	Mid-Cap
	International	Bond	Assets	Growth	Growth

Assets
Investments in mutual
funds at fair value	$ 97	$ 119	$ 43	$ 981	$ 1,687

Total assets	97	119	43	981	1,687

Net assets	$ 97	$ 119	$ 43	$ 981	$ 1,687

Accumulation units
outstanding:
Select*Life I	-	-	-	-	-

Select*Life Series 2000	7,376.771	11,794.303	4,246.556	78,081.875	302,956.602

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ -	$ -

Select*Life Series 2000	$ 13.20	$ 10.13	$ 10.04	$ 12.56	$ 5.57

Total number of
mutual fund shares	10,965	10,255	42,635	76,024	167,076

Cost of mutual fund shares	$ 90	$ 120	$ 43	$ 933	$ 1,633

The accompanying notes are an integral part of these financial statements.

S-8

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

	ING MFS®	ING Salomon	ING T. Rowe	ING T. Rowe	ING Van
	Total	Brothers	Price Capital	Price Equity	Kampen
	Return	Investors	Appreciation	Income	Real Estate

Assets
Investments in mutual
funds at fair value	$ 204	$ 76	$ 9,694	$ 393	$ 432

Total assets	204	76	9,694	393	432

Net assets	$ 204	$ 76	$ 9,694	$ 393	$ 432

Accumulation units
outstanding:
Select*Life I	-	-	-	-	-

Select*Life Series 2000	17,908.561	6,004.699	754,984.420	32,018.854	33,271.216

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ -	$ -

Select*Life Series 2000	$ 11.40	$ 12.69	$ 12.84	$ 12.28	$ 12.98

Total number of
mutual fund shares	11,856	7,250	454,051	32,442	21,087

Cost of mutual fund shares	$ 195	$ 70	$ 8,409	$ 366	$ 408

The accompanying notes are an integral part of these financial statements.

S-9

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

	ING	ING	ING Salomon	ING UBS
	JPMorgan	PIMCO	Brothers	Tactical	ING Van
	Mid Cap	Total	Aggressive	Asset	Kampen
	Value	Return	Growth	Allocation	Comstock

Assets
Investments in mutual
funds at fair value	$ 383	$ 757	$ 85	$ 37	$ 1,410

Total assets	383	757	85	37	1,410

Net assets	$ 383	$ 757	$ 85	$ 37	$ 1,410

Accumulation units
outstanding:
Select*Life I	-	-	-	-	-

Select*Life Series 2000	30,669.670	74,607.591	6,888.763	3,542.171	129,278.975

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ -	$ -

Select*Life Series 2000	$ 12.50	$ 10.15	$ 12.35	$ 10.36	$ 10.91

Total number of
mutual fund shares	32,189	71,373	2,348	1,209	133,060

Cost of mutual fund shares	$ 371	$ 771	$ 77	$ 33	$ 1,329

The accompanying notes are an integral part of these financial statements.

S-10

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Disciplined	Growth
	LargeCap	MidCap	SmallCap	LargeCap	Opportunities

Assets
Investments in mutual
funds at fair value	$ 399	$ 1,118	$ 588	$ 2,248	$ 2,817

Total assets	399	1,118	588	2,248	2,817

Net assets	$ 399	$ 1,118	$ 588	$ 2,248	$ 2,817

Accumulation units
outstanding:
Select*Life I	-	-	-	7,154.862	-

Select*Life Series 2000	38,412.187	103,342.020	54,786.206	189,368.468	563,346.602

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ 7.92	$ -

Select*Life Series 2000	$ 10.40	$ 10.82	$ 10.74	$ 11.57	$ 5.00

Total number of
mutual fund shares	29,504	71,494	43,521	615,797	564,476

Cost of mutual fund shares	$ 371	$ 1,074	$ 572	$ 1,856	$ 2,436

The accompanying notes are an integral part of these financial statements.

S-11

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP		ING VP
	Growth	High Yield	International	ING VP	MidCap
	+ Value	Bond	Value	MagnaCap	Opportunities

Assets
Investments in mutual
funds at fair value	$ 16,459	$ 4,068	$ 23,334	$ 1,809	$ 2,568

Total assets	16,459	4,068	23,334	1,809	2,568

Net assets	$ 16,459	$ 4,068	$ 23,334	$ 1,809	$ 2,568

Accumulation units
outstanding:
Select*Life I	84,296.005	10,157.853	68,420.234	-	-

Select*Life Series 2000	1,211,890.976	379,265.528	1,244,430.216	196,430.964	416,959.145

Value per accumulation unit:
Select*Life I	$ 12.10	$ 9.94	$ 16.93	$ -	$ -

Select*Life Series 2000	$ 12.74	$ 10.46	$ 17.82	$ 9.21	$ 6.16

Total number of
mutual fund shares	1,211,146	1,298,966	2,119,355	204,653	417,637

Cost of mutual fund shares	$ 13,295	$ 3,946	$ 20,213	$ 1,636	$ 2,148

The accompanying notes are an integral part of these financial statements.

S-12

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

	ING VP		Janus Aspen	Janus Aspen	Janus Aspen
	SmallCap	Janus Aspen	International	Mid Cap	Worldwide
	Opportunities	Growth	Growth	Growth	Growth

Assets
Investments in mutual
funds at fair value	$ 22,522	$ 24,320	$ 23,334	$ 30,021	$ 45,141

Total assets	22,522	24,320	23,334	30,021	45,141

Net assets	$ 22,522	$ 24,320	$ 23,334	$ 30,021	$ 45,141

Accumulation units
outstanding:
Select*Life I	61,323.607	115,670.217	91,436.385	215,984.317	286,407.724

Select*Life Series 2000	849,540.876	1,852,977.614	1,664,897.809	2,047,030.418	3,310,565.377

Value per accumulation unit:
Select*Life I	$ 15.66	$ 11.77	$ 12.66	$ 12.66	$ 11.97

Select*Life Series 2000	$ 25.38	$ 12.39	$ 13.32	$ 13.33	$ 12.60

Total number of
mutual fund shares	1,525,859	1,264,682	1,011,883	1,402,863	1,748,312

Cost of mutual fund shares	$ 18,555	$ 20,326	$ 20,740	$ 25,021	$ 36,778

The accompanying notes are an integral part of these financial statements.

S-13

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

	Neuberger		Neuberger
	Berman AMT	Neuberger	Berman AMT
	Limited	Berman AMT	Socially	OpCap	OpCap Global
	Maturity Bond	Partners	Responsive	Equity	Equity

Assets
Investments in mutual
funds at fair value	$ 14,459	$ 11,571	$ 1,181	$ 5,239	$ 3,711

Total assets	14,459	11,571	1,181	5,239	3,711

Net assets	$ 14,459	$ 11,571	$ 1,181	$ 5,239	$ 3,711

Accumulation units
outstanding:
Select*Life I	45,828.550	50,325.485	-	21,458.959	21,532.436

Select*Life Series 2000	1,018,817.829	950,564.377	101,019.015	390,853.205	256,894.643

Value per accumulation unit:
Select*Life I	$ 12.93	$ 11.00	$ -	$ 12.10	$ 12.71

Select*Life Series 2000	$ 13.61	$ 11.59	$ 11.69	$ 12.74	$ 13.38

Total number of
mutual fund shares	1,095,354	751,339	95,620	161,402	264,123

Cost of mutual fund shares	$ 14,865	$ 10,565	$ 968	$ 4,514	$ 3,377

The accompanying notes are an integral part of these financial statements.

S-14

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

			Pioneer	Pioneer	Putnam VT
	OpCap	OpCap	MidCap	SmallCap	Diversified
	Managed	Small Cap	Value	Value	Income

Assets
Investments in mutual
funds at fair value	$ 12,587	$ 21,310	$ 1,023	$ 742	$ 1,112

Total assets	12,587	21,310	1,023	742	1,112

Net assets	$ 12,587	$ 21,310	$ 1,023	$ 742	$ 1,112

Accumulation units
outstanding:
Select*Life I	74,472.896	81,251.122	-	-	1,984.663

Select*Life Series 2000	970,361.924	1,255,493.519	88,768.174	71,926.909	60,940.717

Value per accumulation unit:
Select*Life I	$ 11.48	$ 15.19	$ -	$ -	$ 17.03

Select*Life Series 2000	$ 12.09	$ 15.99	$ 11.52	$ 10.31	$ 17.70

Total number of
mutual fund shares	321,662	694,574	49,956	59,325	119,362

Cost of mutual fund shares	$ 10,966	$ 16,492	$ 931	$ 600	$ 1,026

The accompanying notes are an integral part of these financial statements.

S-15

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

					Putnam VT
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Utilities
	Growth and	International	New	Small Cap	Growth and
	Income	Growth	Opportunities	Value	Income

Assets
Investments in mutual
funds at fair value	$ 43,935	$ 1,131	$ 35,059	$ 6,109	$ 1,250

Total assets	43,935	1,131	35,059	6,109	1,250

Net assets	$ 43,935	$ 1,131	$ 35,059	$ 6,109	$ 1,250

Accumulation units
outstanding:
Select*Life I	94,730.623	-	-	-	4,561.809

Select*Life Series 2000	1,629,460.817	122,349.525	1,900,192.303	451,542.670	64,718.711

Value per accumulation unit:
Select*Life I	$ 24.13	$ -	$ -	$ -	$ 17.44

Select*Life Series 2000	$ 25.56	$ 9.24	$ 18.45	$ 13.53	$ 18.08

Total number of
mutual fund shares	1,878,361	87,501	2,273,576	335,127	109,333

Cost of mutual fund shares	$ 35,786	$ 868	$ 27,903	$ 5,308	$ 1,017

The accompanying notes are an integral part of these financial statements.

S-16

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities
December 31, 2003
(Dollars in thousands)

Putnam VT
Voyager

Assets
Investments in mutual funds at fair value	$ 85,043

Total assets	85,043

Net assets	$ 85,043

Accumulation units outstanding:
Select*Life I	212,906.532

Select*Life Series 2000	3,320,034.953

Value per accumulation unit:
Select*Life I	$ 23.16

Select*Life Series 2000	$ 24.13

Total number of mutual fund shares	3,258,366

Cost of mutual fund shares	$ 70,924

The accompanying notes are an integral part of these financial statements.

S-17

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	AIM V.I.		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-

Expenses:
Mortality and expense risk and
other charges	28	298	28	168	46

Total expenses	28	298	28	168	46

Net investment income (loss)	(28)	(298)	(28)	(168)	(46)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(547)	(15,936)	(225)	450	1,110
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(547)	(15,936)	(225)	450	1,110

Net unrealized appreciation
(depreciation) of investments	1,911	28,261	1,340	8,728	1,244

Net increase (decrease) in net assets
resulting from operations	$ 1,336	$ 12,027	$ 1,087	$ 9,010	$ 2,308

The accompanying notes are an integral part of these financial statements.

S-18

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

		American		Fidelity®	Fidelity®
	American	Growth-	American	VIP Asset	VIP
	Growth	Income	International	ManagerSM	Contrafund®

Net investment income (loss)
Income:
Dividends	$ 2	$ 12	$ 15	$ 645	$ 318

Total investment income	2	12	15	645	318

Expenses:
Mortality and expense risk and
other charges	3	2	2	144	593

Total expenses	3	2	2	144	593

Net investment income (loss)	(1)	10	13	501	(275)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	5	4	(2,864)	(12,708)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	5	4	(2,864)	(12,708)

Net unrealized appreciation
(depreciation) of investments	166	110	123	5,037	31,389

Net increase (decrease) in net assets
resulting from operations	$ 167	$ 125	$ 140	$ 2,674	$ 18,406

The accompanying notes are an integral part of these financial statements.

S-19

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

					Fidelity®
	Fidelity®		Fidelity®	Fidelity®	VIP
	VIP Equity-	Fidelity®	VIP High	VIP	Investment
	Income	VIP Growth	Income	Index 500	Grade Bond

Net investment income (loss)
Income:
Dividends	$ 1,611	$ 295	$ 1,123	$ 1,087	$ 816

Total investment income	1,611	295	1,123	1,087	816

Expenses:
Mortality and expense risk and
other charges	757	896	142	574	163

Total expenses	757	896	142	574	163

Net investment income (loss)	854	(601)	981	513	653

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13,909)	(37,095)	2,840	(17,087)	627
Capital gains distributions	-	-	-	-	287
Total realized gain (loss) on investments
and capital gains distributions	(13,909)	(37,095)	2,840	(17,087)	914

Net unrealized appreciation
(depreciation) of investments	38,298	68,511	514	35,701	(640)

Net increase (decrease) in net assets
resulting from operations	$ 25,243	$ 30,815	$ 4,335	$ 19,127	$ 640

The accompanying notes are an integral part of these financial statements.

S-20

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	Fidelity®			ING AIM
	VIP Money	Fidelity®	ING VP	Capital Mid-	ING Hard
	Market	VIP Overseas	Bond	Cap Growth	Assets

Net investment income (loss)
Income:
Dividends	$ 652	$ 75	$ 16	$ -	$ -

Total investment income	652	75	16	-	-

Expenses:
Mortality and expense risk and
other charges	479	73	9	-	-

Total expenses	479	73	9	-	-

Net investment income (loss)	173	2	7	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(4,718)	(3)	(11)	2
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(4,718)	(3)	(11)	2

Net unrealized appreciation
(depreciation) of investments	-	7,840	32	4	8

Net increase (decrease) in net assets
resulting from operations	$ 173	$ 3,124	$ 36	$ (7)	$ 10

The accompanying notes are an integral part of these financial statements.

S-21

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

		ING Limited			ING MFS®
	ING	Maturity	ING Liquid	ING Marisco	Mid-Cap
	International	Bond	Assets	Growth	Growth

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ -	$ -	$ -

Total investment income	-	1	-	-	-

Expenses:
Mortality and expense risk and
other charges	-	-	-	1	8

Total expenses	-	-	-	1	8

Net investment income (loss)	-	1	-	(1)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	-	-	2	314
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	-	-	2	314

Net unrealized appreciation
(depreciation) of investments	7	(1)	-	48	61

Net increase (decrease) in net assets
resulting from operations	$ 5	$ -	$ -	$ 49	$ 367

The accompanying notes are an integral part of these financial statements.

S-22

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	ING MFS®	ING Salomon	ING T. Rowe	ING T. Rowe	ING Van
	Total	Brothers	Price Capital	Price Equity	Kampen
	Return	Investors	Appreciation	Income	Real Estate

Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 42	$ 1	$ 1

Total investment income	1	-	42	1	1

Expenses:
Mortality and expense risk and
other charges	-	-	48	1	-

Total expenses	-	-	48	1	-

Net investment income (loss)	1	-	(6)	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	-	316	4	3
Capital gains distributions	-	-	11	-	2
Total realized gain (loss) on investments
and capital gains distributions	3	-	327	4	5

Net unrealized appreciation
(depreciation) of investments	9	6	1,473	27	24

Net increase (decrease) in net assets
resulting from operations	$ 13	$ 6	$ 1,783	$ 31	$ 28

The accompanying notes are an integral part of these financial statements.

S-23

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	ING	ING	ING Salomon	ING UBS
	JPMorgan	PIMCO	Brothers	Tactical	ING Van
	Mid Cap	Total	Aggressive	Asset	Kampen
	Value	Return	Growth	Allocation	Comstock

Net investment income (loss)
Income:
Dividends	$ 2	$ 20	$ -	$ -	$ 10

Total investment income	2	20	-	-	10

Expenses:
Mortality and expense risk and
other charges	1	1	-	-	4

Total expenses	1	1	-	-	4

Net investment income (loss)	1	19	-	-	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	-	1	-	95
Capital gains distributions	2	3	-	-	22
Total realized gain (loss) on investments
and capital gains distributions	16	3	1	-	117

Net unrealized appreciation
(depreciation) of investments	12	(14)	8	5	74

Net increase (decrease) in net assets
resulting from operations	$ 27	$ 5	$ 9	$ 5	$ 175

The accompanying notes are an integral part of these financial statements.

S-24

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Disciplined	Growth
	LargeCap	MidCap	SmallCap	LargeCap	Opportunities

Net investment income (loss)
Income:
Dividends	$ 1	$ 2	$ -	$ 16	$ -

Total investment income	1	2	-	16	-

Expenses:
Mortality and expense risk and
other charges	1	3	2	15	14

Total expenses	1	3	2	15	14

Net investment income (loss)	-	(1)	(2)	1	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	70	128	83	(453)	(292)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	70	128	83	(453)	(292)

Net unrealized appreciation
(depreciation) of investments	29	45	19	885	973

Net increase (decrease) in net assets
resulting from operations	$ 99	$ 172	$ 100	$ 433	$ 667

The accompanying notes are an integral part of these financial statements.

S-25

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP		ING VP
	Growth	High Yield	International	ING VP	MidCap
	+ Value	Bond	Value	MagnaCap	Opportunities

Net investment income (loss)
Income:
Dividends	$ -	$ 178	$ 219	$ 16	$ -

Total investment income	-	178	219	16	-

Expenses:
Mortality and expense risk and
other charges	100	13	117	8	11

Total expenses	100	13	117	8	11

Net investment income (loss)	(100)	165	102	8	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,817)	(56)	1,397	13	(183)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(6,817)	(56)	1,397	13	(183)

Net unrealized appreciation
(depreciation) of investments	11,484	277	3,246	388	783

Net increase (decrease) in net assets
resulting from operations	$ 4,567	$ 386	$ 4,745	$ 409	$ 589

The accompanying notes are an integral part of these financial statements.

S-26

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	ING VP		Janus Aspen	Janus Aspen	Janus Aspen
	SmallCap	Janus Aspen	International	Mid Cap	Worldwide
	Opportunities	Growth	Growth	Growth	Growth

Net investment income (loss)
Income:
Dividends	$ -	$ 20	$ 259	$ -	$ 458

Total investment income	-	20	259	-	458

Expenses:
Mortality and expense risk and
other charges	140	151	137	173	305

Total expenses	140	151	137	173	305

Net investment income (loss)	(140)	(131)	122	(173)	153

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7,544)	(11,428)	3,423	(20,800)	(19,091)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7,544)	(11,428)	3,423	(20,800)	(19,091)

Net unrealized appreciation
(depreciation) of investments	13,968	17,534	3,051	28,658	27,658

Net increase (decrease) in net assets
resulting from operations	$ 6,284	$ 5,975	$ 6,596	$ 7,685	$ 8,720

The accompanying notes are an integral part of these financial statements.

S-27

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	Neuberger		Neuberger
	Berman AMT	Neuberger	Berman AMT
	Limited	Berman AMT	Socially	OpCap	OpCap Global
	Maturity Bond	Partners	Responsive	Equity	Equity

Net investment income (loss)
Income:
Dividends	$ 650	$ -	$ -	$ 57	$ 12

Total investment income	650	-	-	57	12

Expenses:
Mortality and expense risk and
other charges	96	74	5	30	16

Total expenses	96	74	5	30	16

Net investment income (loss)	554	(74)	(5)	27	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	340	438	(6)	(137)	374
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	340	438	(6)	(137)	374

Net unrealized appreciation
(depreciation) of investments	(654)	2,392	289	1,224	337

Net increase (decrease) in net assets
resulting from operations	$ 240	$ 2,756	$ 278	$ 1,114	$ 707

The accompanying notes are an integral part of these financial statements.

S-28

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

			Pioneer	Pioneer	Putnam VT
	OpCap	OpCap	MidCap	SmallCap	Diversified
	Managed	Small Cap	Value	Value	Income

Net investment income (loss)
Income:
Dividends	$ 163	$ 7	$ 2	$ -	$ 102

Total investment income	163	7	2	-	102

Expenses:
Mortality and expense risk and
other charges	74	110	4	2	10

Total expenses	74	110	4	2	10

Net investment income (loss)	89	(103)	(2)	(2)	92

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,361)	(1,940)	135	2	(177)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,361)	(1,940)	135	2	(177)

Net unrealized appreciation
(depreciation) of investments	3,280	7,643	94	141	279

Net increase (decrease) in net assets
resulting from operations	$ 2,008	$ 5,600	$ 227	$ 141	$ 194

The accompanying notes are an integral part of these financial statements.

S-29

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

					Putnam VT
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Utilities
	Growth and	International	New	Small Cap	Growth and
	Income	Growth	Opportunities	Value	Income

Net investment income (loss)
Income:
Dividends	$ 786	$ 12	$ -	$ 21	$ 49

Total investment income	786	12	-	21	49

Expenses:
Mortality and expense risk and
other charges	311	9	251	29	10

Total expenses	311	9	251	29	10

Net investment income (loss)	475	3	(251)	(8)	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7,869)	241	(18,219)	1,000	(853)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7,869)	241	(18,219)	1,000	(853)

Net unrealized appreciation
(depreciation) of investments	16,861	13	26,947	867	1,070

Net increase (decrease) in net assets
resulting from operations	$ 9,467	$ 257	$ 8,477	$ 1,859	$ 256

The accompanying notes are an integral part of these financial statements.

S-30

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations
For the year ended December 31, 2003
(Dollars in thousands)

Putnam VT
Voyager

Net investment income (loss)
Income:
Dividends	$ 506

Total investment income	506

Expenses:
Mortality and expense risk and other charges	650

Total expenses	650

Net investment income (loss)	(144)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(49,084)
Capital gains distributions	-
Total realized gain (loss) on investments
and capital gains distributions	(49,084)

Net unrealized appreciation (depreciation) of investments	66,338

Net increase (decrease) in net assets resulting from operations	$ 17,110

The accompanying notes are an integral part of these financial statements.

S-31
ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	AIM V.I.		Alger	Alger
	Dent	Alger	American	American
	Demographic	American	Leveraged	MidCap
	Trends	Growth	AllCap	Growth
Net assets at January 1, 2002	$ 4,304	$ 44,966	$ 2,891	$ 15,831
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(276)	(20)	(116)
Net realized gain (loss) on investments
and capital gains distributions	(2,185)	(4,498)	(1,369)	(3,477)
Net unrealized appreciation (depreciation) of investments	634	(11,443)	172	(2,141)
Net increase (decrease) in net assets from operations	(1,576)	(16,217)	(1,217)	(5,734)
Changes from principal transactions:
Premiums	1,813	11,801	1,147	5,054
Surrenders and other withdrawals	(135)	(1,575)	(92)	(597)
Transfer payments	(383)	(431)	354	4,190
Policy loans	(13)	(165)	(15)	(81)
Loan collateral interest	2	52	1	17
Death benefits	(10)	(103)	(8)	(8)
Contract charges	(577)	(4,477)	(385)	(1,924)
Increase (decrease) in net assets derived from
principal transactions	697	5,102	1,002	6,651
Total increase (decrease)	(879)	(11,115)	(215)	917
Net assets at December 31, 2002	3,425	33,851	2,676	16,748

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	(298)	(28)	(168)
Net realized gain (loss) on investments
and capital gains distributions	(547)	(15,936)	(225)	450
Net unrealized appreciation (depreciation) of investments	1,911	28,261	1,340	8,728
Net increase (decrease) in net assets from operations	1,336	12,027	1,087	9,010
Changes from principal transactions:
Premiums	1,271	10,166	1,303	5,625
Surrenders and withdrawals	(165)	(1,978)	(98)	(944)
Transfer payments	457	(702)	618	5,637
Policy loans	(60)	(252)	(7)	(115)
Loan collateral interest	4	53	2	21
Death benefits	(4)	(62)	(1)	(60)
Contract charges	(539)	(4,291)	(444)	(2,353)
Increase (decrease) in net assets derived from
principal transactions	964	2,934	1,373	7,811
Total increase (decrease)	2,300	14,961	2,460	16,821
Net assets at December 31, 2003	$ 5,725	$ 48,812	$ 5,136	$ 33,569

The accompanying notes are an integral part of these financial statements.

S-32

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	Alger
	American		American
	Small	American	Growth-	American
	Capitalization	Growth	Income	International
Net assets at January 1, 2002	$ 6,285	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	(1,462)	-	-	-
Net unrealized appreciation (depreciation) of investments	(413)	-	-	-
Net increase (decrease) in net assets from operations	(1,916)	-	-	-
Changes from principal transactions:
Premiums	1,814	-	-	-
Surrenders and other withdrawals	(297)	-	-	-
Transfer payments	22	-	-	-
Policy loans	(15)	-	-	-
Loan collateral interest	9	-	-	-
Death benefits	(5)	-	-	-
Contract charges	(677)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	851	-	-	-
Total increase (decrease)	(1,065)	-	-	-
Net assets at December 31, 2002	5,220	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(1)	10	13
Net realized gain (loss) on investments
and capital gains distributions	1,110	2	5	4
Net unrealized appreciation (depreciation) of investments	1,244	166	110	123
Net increase (decrease) in net assets from operations	2,308	167	125	140
Changes from principal transactions:
Premiums	1,597	281	177	167
Surrenders and withdrawals	(288)	(5)	-	(2)
Transfer payments	522	2,144	1,492	1,247
Policy loans	(59)	(6)	-	(3)
Loan collateral interest	10	-	-	-
Death benefits	(30)	(1)	-	-
Contract charges	(704)	(56)	(37)	(36)
Increase (decrease) in net assets derived from
principal transactions	1,048	2,357	1,632	1,373
Total increase (decrease)	3,356	2,524	1,757	1,513
Net assets at December 31, 2003	$ 8,576	$ 2,524	$ 1,757	$ 1,513

The accompanying notes are an integral part of these financial statements.

S-33

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	Fidelity®	Fidelity®	Fidelity®
	VIP Asset	VIP	VIP Equity-	Fidelity®
	ManagerSM	Contrafund®	Income	VIP Growth
Net assets at January 1, 2002	$ 22,760	$ 68,158	$ 101,346	$ 146,559
Increase (decrease) in net assets
Operations:
Net investment income (loss)	656	(8)	823	(681)
Net realized gain (loss) on investments
and capital gains distributions	(889)	(4,088)	(1,506)	(7,301)
Net unrealized appreciation (depreciation) of investments	(1,812)	(3,012)	(17,301)	(36,836)
Net increase (decrease) in net assets from operations	(2,045)	(7,108)	(17,984)	(44,818)
Changes from principal transactions:
Premiums	(3)	12,749	12,220	17,421
Surrenders and other withdrawals	(1,004)	(3,516)	(4,449)	(6,244)
Transfer payments	(776)	(85)	(512)	(3,124)
Policy loans	(221)	(496)	(837)	(1,550)
Loan collateral interest	-	79	287	500
Death benefits	(135)	(105)	(149)	(216)
Contract charges	(1,206)	(6,130)	(6,816)	(9,218)
Increase (decrease) in net assets derived from
principal transactions	(3,345)	2,496	(256)	(2,431)
Total increase (decrease)	(5,390)	(4,612)	(18,240)	(47,249)
Net assets at December 31, 2002	17,370	63,546	83,106	99,310

Increase (decrease) in net assets
Operations:
Net investment income (loss)	501	(275)	854	(601)
Net realized gain (loss) on investments
and capital gains distributions	(2,864)	(12,708)	(13,909)	(37,095)
Net unrealized appreciation (depreciation) of investments	5,037	31,389	38,298	68,511
Net increase (decrease) in net assets from operations	2,674	18,406	25,243	30,815
Changes from principal transactions:
Premiums	5	11,779	11,631	14,589
Surrenders and withdrawals	(1,059)	(3,733)	(4,776)	(6,185)
Transfer payments	(316)	5,524	5,929	(2,199)
Policy loans	(153)	(484)	(608)	(1,135)
Loan collateral interest	-	78	292	482
Death benefits	(110)	(113)	(354)	(245)
Contract charges	(1,091)	(6,245)	(7,025)	(8,620)
Increase (decrease) in net assets derived from
principal transactions	(2,724)	6,806	5,089	(3,313)
Total increase (decrease)	(50)	25,212	30,332	27,502
Net assets at December 31, 2003	$ 17,320	$ 88,758	$ 113,438	$ 126,812

The accompanying notes are an integral part of these financial statements.

S-34

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

			Fidelity®
	Fidelity®	Fidelity®	VIP	Fidelity®
	VIP High	VIP	Investment	VIP Money
	Income	Index 500	Grade Bond	Market
Net assets at January 1, 2002	$ 16,110	$ 81,285	$ 12,228	$ 51,300
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,313	382	386	557
Net realized gain (loss) on investments
and capital gains distributions	(7,344)	(3,459)	426	-
Net unrealized appreciation (depreciation) of investments	6,577	(16,423)	698	-
Net increase (decrease) in net assets from operations	546	(19,500)	1,510	557
Changes from principal transactions:
Premiums	2,328	18,360	3,096	37,394
Surrenders and other withdrawals	(619)	(4,486)	(677)	(4,770)
Transfer payments	(3,112)	(135)	5,792	(8,591)
Policy loans	(153)	(407)	(80)	(638)
Loan collateral interest	55	157	35	255
Death benefits	(55)	(112)	(14)	(222)
Contract charges	(1,210)	(7,960)	(1,525)	(5,941)
Increase (decrease) in net assets derived from
principal transactions	(2,766)	5,417	6,627	17,487
Total increase (decrease)	(2,220)	(14,083)	8,137	18,044
Net assets at December 31, 2002	13,890	67,202	20,365	69,344

Increase (decrease) in net assets
Operations:
Net investment income (loss)	981	513	653	173
Net realized gain (loss) on investments
and capital gains distributions	2,840	(17,087)	914	-
Net unrealized appreciation (depreciation) of investments	514	35,701	(640)	-
Net increase (decrease) in net assets from operations	4,335	19,127	927	173
Changes from principal transactions:
Premiums	2,129	16,175	4,169	26,287
Surrenders and withdrawals	(839)	(4,526)	(1,681)	(4,767)
Transfer payments	1,527	887	1,176	(23,735)
Policy loans	(158)	(60)	(126)	(922)
Loan collateral interest	58	156	50	245
Death benefits	(81)	(162)	(118)	(410)
Contract charges	(1,492)	(7,905)	(2,140)	(6,359)
Increase (decrease) in net assets derived from
principal transactions	1,144	4,565	1,330	(9,661)
Total increase (decrease)	5,479	23,692	2,257	(9,488)
Net assets at December 31, 2003	$ 19,369	$ 90,894	$ 22,622	$ 59,856

The accompanying notes are an integral part of these financial statements.

S-35

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

			ING AIM
	Fidelity®	ING VP	Capital Mid-	ING Hard
	VIP Overseas	Bond	Cap Growth	Assets
Net assets at January 1, 2002	$ 12,989	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	8	-	-
Net realized gain (loss) on investments
and capital gains distributions	(1,460)	7	-	-
Net unrealized appreciation (depreciation) of investments	(997)	-	-	-
Net increase (decrease) in net assets from operations	(2,457)	15	-	-
Changes from principal transactions:
Premiums	(4)	53	-	-
Surrenders and other withdrawals	(649)	(4)	-	-
Transfer payments	(591)	234	-	-
Policy loans	(154)	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	(86)	-	-	-
Contract charges	(648)	(17)	-	-
Increase (decrease) in net assets derived from
principal transactions	(2,132)	266	-	-
Total increase (decrease)	(4,589)	281	-	-
Net assets at December 31, 2002	8,400	281	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	7	-	-
Net realized gain (loss) on investments
and capital gains distributions	(4,718)	(3)	(11)	2
Net unrealized appreciation (depreciation) of investments	7,840	32	4	8
Net increase (decrease) in net assets from operations	3,124	36	(7)	10
Changes from principal transactions:
Premiums	3	503	18	1
Surrenders and withdrawals	(489)	(11)	-	-
Transfer payments	(414)	568	82	94
Policy loans	(95)	(19)	-	-
Loan collateral interest	-	-	-	-
Death benefits	(47)	-	-	-
Contract charges	(526)	(152)	(2)	(1)
Increase (decrease) in net assets derived from
principal transactions	(1,568)	889	98	94
Total increase (decrease)	1,556	925	91	104
Net assets at December 31, 2003	$ 9,956	$ 1,206	$ 91	$ 104

The accompanying notes are an integral part of these financial statements.

S-36

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

		ING Limited
	ING	Maturity	ING Liquid	ING Marisco
	International	Bond	Assets	Growth
Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and other withdrawals	-	-	-	-
Transfer payments	-	-	-	-
Policy loans	-	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	-	-	-
Total increase (decrease)	-	-	-	-
Net assets at December 31, 2002	-	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	-	(1)
Net realized gain (loss) on investments
and capital gains distributions	(2)	-	-	2
Net unrealized appreciation (depreciation) of investments	7	(1)	-	48
Net increase (decrease) in net assets from operations	5	-	-	49
Changes from principal transactions:
Premiums	13	40	8	131
Surrenders and withdrawals	-	-	-	(12)
Transfer payments	81	81	37	835
Policy loans	-	1	-	(5)
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	(2)	(3)	(2)	(17)
Increase (decrease) in net assets derived from
principal transactions	92	119	43	932
Total increase (decrease)	97	119	43	981
Net assets at December 31, 2003	$ 97	$ 119	$ 43	$ 981

The accompanying notes are an integral part of these financial statements.

S-37

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	ING MFS®	ING MFS®	ING Salomon	ING T. Rowe
	Mid-Cap	Total	Brothers	Price Capital
	Growth	Return	Investors	Appreciation
Net assets at January 1, 2002	$ 170	$ -	$ -	$ 1,450
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	-	117
Net realized gain (loss) on investments
and capital gains distributions	(190)	-	-	(43)
Net unrealized appreciation (depreciation) of investments	(15)	-	-	(156)
Net increase (decrease) in net assets from operations	(207)	-	-	(82)
Changes from principal transactions:
Premiums	249	-	-	1,411
Surrenders and other withdrawals	(9)	-	-	(221)
Transfer payments	552	-	-	3,289
Policy loans	(1)	-	-	5
Loan collateral interest	-	-	-	6
Death benefits	-	-	-	-
Contract charges	(64)	-	-	(453)
Increase (decrease) in net assets derived from
principal transactions	727	-	-	4,037
Total increase (decrease)	520	-	-	3,955
Net assets at December 31, 2002	690	-	-	5,405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	1	-	(6)
Net realized gain (loss) on investments
and capital gains distributions	314	3	-	327
Net unrealized appreciation (depreciation) of investments	61	9	6	1,473
Net increase (decrease) in net assets from operations	367	13	6	1,794
Changes from principal transactions:
Premiums	418	48	25	1,998
Surrenders and withdrawals	(51)	(12)	-	(815)
Transfer payments	417	165	49	1,889
Policy loans	(8)	(1)	-	315
Loan collateral interest	-	-	-	7
Death benefits	(1)	-	-	(110)
Contract charges	(145)	(9)	(4)	(789)
Increase (decrease) in net assets derived from
principal transactions	630	191	70	2,495
Total increase (decrease)	997	204	76	4,289
Net assets at December 31, 2003	$ 1,687	$ 204	$ 76	$ 9,694

The accompanying notes are an integral part of these financial statements.

S-38

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	ING T. Rowe	ING Van	JPMorgan	PIMCO
	Price Equity	Kampen	Mid Cap	Total
	Income	Real Estate	Value	Return
Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and other withdrawals	-	-	-	-
Transfer payments	-	-	-	-
Policy loans	-	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	-	-	-
Total increase (decrease)	-	-	-	-
Net assets at December 31, 2002	-	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	1	19
Net realized gain (loss) on investments
and capital gains distributions	4	5	16	3
Net unrealized appreciation (depreciation) of investments	27	24	12	(14)
Net increase (decrease) in net assets from operations	31	30	29	8
Changes from principal transactions:
Premiums	45	99	87	146
Surrenders and withdrawals	-	(5)	-	-
Transfer payments	328	318	284	625
Policy loans	-	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	(11)	(10)	(17)	(22)
Increase (decrease) in net assets derived from
principal transactions	362	402	354	749
Total increase (decrease)	393	432	383	757
Net assets at December 31, 2003	$ 393	$ 432	$ 383	$ 757

The accompanying notes are an integral part of these financial statements.

S-39

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	ING Salomon	ING UBS
	Brothers	Tactical	ING Van	ING VP
	Aggressive	Asset	Kampen	Index Plus
	Growth	Allocation	Comstock	LargeCap
Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	1	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	(3)	(31)
Net unrealized appreciation (depreciation) of investments	-	-	7	(1)
Net increase (decrease) in net assets from operations	-	-	5	(32)
Changes from principal transactions:
Premiums	-	-	68	4
Surrenders and other withdrawals	-	-	-	-
Transfer payments	-	8	161	65
Policy loans	-	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	-	(1)	(9)	-
Increase (decrease) in net assets derived from
principal transactions	-	7	220	69
Total increase (decrease)	-	7	225	37
Net assets at December 31, 2002	-	7	225	37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	6	-
Net realized gain (loss) on investments
and capital gains distributions	1	-	117	70
Net unrealized appreciation (depreciation) of investments	8	5	74	29
Net increase (decrease) in net assets from operations	9	5	197	99
Changes from principal transactions:
Premiums	3	6	422	87
Surrenders and withdrawals	-	-	(5)	-
Transfer payments	77	22	662	198
Policy loans	-	-	(7)	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	(4)	(3)	(84)	(22)
Increase (decrease) in net assets derived from
principal transactions	76	25	988	263
Total increase (decrease)	85	30	1,185	362
Net assets at December 31, 2003	$ 85	$ 37	$ 1,410	$ 399

The accompanying notes are an integral part of these financial statements.

S-40

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Disciplined	Growth
	MidCap	SmallCap	LargeCap	Opportunities
Net assets at January 1, 2002	$ -	$ -	$ 2,208	$ 2,600
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	12	(15)
Net realized gain (loss) on investments
and capital gains distributions	-	(67)	(459)	(1,208)
Net unrealized appreciation (depreciation) of investments	(1)	(3)	(79)	276
Net increase (decrease) in net assets from operations	(1)	(70)	(526)	(947)
Changes from principal transactions:
Premiums	23	15	571	1,304
Surrenders and other withdrawals	-	-	(104)	(131)
Transfer payments	87	139	(124)	(376)
Policy loans	-	-	(5)	(6)
Loan collateral interest	-	-	3	-
Death benefits	-	-	-	(10)
Contract charges	(4)	(4)	(212)	(429)
Increase (decrease) in net assets derived from
principal transactions	106	150	129	352
Total increase (decrease)	105	80	(397)	(595)
Net assets at December 31, 2002	105	80	1,811	2,005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	1	(14)
Net realized gain (loss) on investments
and capital gains distributions	128	83	(453)	(292)
Net unrealized appreciation (depreciation) of investments	45	19	885	973
Net increase (decrease) in net assets from operations	172	100	433	667
Changes from principal transactions:
Premiums	239	104	426	915
Surrenders and withdrawals	(9)	(5)	(94)	(60)
Transfer payments	679	342	(128)	(358)
Policy loans	(4)	-	(3)	(10)
Loan collateral interest	-	-	2	1
Death benefits	-	-	(2)	(3)
Contract charges	(64)	(33)	(197)	(340)
Increase (decrease) in net assets derived from
principal transactions	841	408	4	145
Total increase (decrease)	1,013	508	437	812
Net assets at December 31, 2003	$ 1,118	$ 588	$ 2,248	$ 2,817
The accompanying notes are an integral part of these financial statements.

S-41

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
	ING VP	ING VP	ING VP
	Growth	High Yield	International	ING VP
	+ Value	Bond	Value	MagnaCap
Net assets at January 1, 2002	$ 18,089	$ 1,220	$ 7,806	$ 503
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	147	25	6
Net realized gain (loss) on investments
and capital gains distributions	(9,350)	(116)	(2,892)	(51)
Net unrealized appreciation (depreciation) of investments	2,084	(53)	1,239	(200)
Net increase (decrease) in net assets from operations	(7,378)	(22)	(1,628)	(245)
Changes from principal transactions:
Premiums	5,682	565	3,067	512
Surrenders and other withdrawals	(555)	(58)	(205)	(28)
Transfer payments	(933)	285	4,015	551
Policy loans	(45)	(7)	(49)	(1)
Loan collateral interest	26	1	10	-
Death benefits	(34)	(4)	(15)	-
Contract charges	(2,015)	(236)	(1,045)	(152)
Increase (decrease) in net assets derived from
principal transactions	2,126	546	5,778	882
Total increase (decrease)	(5,252)	524	4,150	637
Net assets at December 31, 2002	12,837	1,744	11,956	1,140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(100)	165	102	8
Net realized gain (loss) on investments
and capital gains distributions	(6,817)	(56)	1,397	13
Net unrealized appreciation (depreciation) of investments	11,484	277	3,246	388
Net increase (decrease) in net assets from operations	4,567	386	4,745	409
Changes from principal transactions:
Premiums	3,856	705	4,055	519
Surrenders and withdrawals	(534)	(139)	(673)	(116)
Transfer payments	(2,494)	1,735	4,781	55
Policy loans	(92)	(29)	(51)	(6)
Loan collateral interest	27	3	13	-
Death benefits	(18)	(24)	(17)	(1)
Contract charges	(1,690)	(313)	(1,475)	(191)
Increase (decrease) in net assets derived from
principal transactions	(945)	1,938	6,633	260
Total increase (decrease)	3,622	2,324	11,378	669
Net assets at December 31, 2003	$ 16,459	$ 4,068	$ 23,334	$ 1,809
The accompanying notes are an integral part of these financial statements.

S-42

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
	ING VP	ING VP		Janus Aspen
	MidCap	SmallCap	Janus Aspen	International
	Opportunities	Opportunities	Growth	Growth
Net assets at January 1, 2002	$ 1,313	$ 26,824	$ 29,811	$ 18,555
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(160)	(185)	25
Net realized gain (loss) on investments
and capital gains distributions	(182)	(12,154)	(8,391)	(3,033)
Net unrealized appreciation (depreciation) of investments	(228)	(607)	338	(389)
Net increase (decrease) in net assets from operations	(417)	(12,921)	(8,238)	(3,397)
Changes from principal transactions:
Premiums	684	7,099	7,255	5,182
Surrenders and other withdrawals	(45)	(698)	(930)	(676)
Transfer payments	109	(105)	(4,444)	(1,511)
Policy loans	(9)	(248)	(57)	(62)
Loan collateral interest	1	19	24	28
Death benefits	(1)	(35)	(78)	(22)
Contract charges	(225)	(2,471)	(3,032)	(1,997)
Increase (decrease) in net assets derived from
principal transactions	514	3,561	(1,262)	942
Total increase (decrease)	97	(9,360)	(9,500)	(2,455)
Net assets at December 31, 2002	1,410	17,464	20,311	16,100

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(140)	(131)	122
Net realized gain (loss) on investments
and capital gains distributions	(183)	(7,544)	(11,428)	3,423
Net unrealized appreciation (depreciation) of investments	783	13,968	17,534	3,051
Net increase (decrease) in net assets from operations	589	6,284	5,975	6,596
Changes from principal transactions:
Premiums	603	5,217	5,204	4,173
Surrenders and withdrawals	(70)	(886)	(1,319)	(836)
Transfer payments	297	(3,287)	(3,154)	(769)
Policy loans	(9)	(128)	(112)	(54)
Loan collateral interest	1	19	25	30
Death benefits	(1)	(33)	(53)	(32)
Contract charges	(252)	(2,128)	(2,557)	(1,874)
Increase (decrease) in net assets derived from
principal transactions	569	(1,226)	(1,966)	638
Total increase (decrease)	1,158	5,058	4,009	7,234
Net assets at December 31, 2003	$ 2,568	$ 22,522	$ 24,320	$ 23,334
The accompanying notes are an integral part of these financial statements.

S-43

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
			Neuberger
	Janus Aspen	Janus Aspen	Berman AMT	Neuberger
	Mid Cap	Worldwide	Limited	Berman AMT
	Growth	Growth	Maturity Bond	Partners
Net assets at January 1, 2002	$ 30,499	$ 53,757	$ 7,482	$ 9,503
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(177)	68	338	(27)
Net realized gain (loss) on investments
and capital gains distributions	(17,357)	(12,807)	124	(2,154)
Net unrealized appreciation (depreciation) of investments	8,575	(1,745)	5	(347)
Net increase (decrease) in net assets from operations	(8,959)	(14,484)	467	(2,528)
Changes from principal transactions:
Premiums	9,756	12,485	2,833	2,048
Surrenders and other withdrawals	(1,323)	(1,780)	(478)	(468)
Transfer payments	(3,765)	(5,161)	3,012	390
Policy loans	(142)	(152)	(54)	(27)
Loan collateral interest	51	79	7	7
Death benefits	(53)	(104)	(8)	(13)
Contract charges	(3,608)	(4,843)	(1,055)	(883)
Increase (decrease) in net assets derived from
principal transactions	916	524	4,257	1,054
Total increase (decrease)	(8,043)	(13,960)	4,724	(1,474)
Net assets at December 31, 2002	22,456	39,797	12,206	8,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(173)	153	554	(74)
Net realized gain (loss) on investments
and capital gains distributions	(20,800)	(19,091)	340	438
Net unrealized appreciation (depreciation) of investments	28,658	27,658	(654)	2,392
Net increase (decrease) in net assets from operations	7,685	8,720	240	2,756
Changes from principal transactions:
Premiums	6,867	9,347	3,175	1,796
Surrenders and withdrawals	(1,170)	(2,100)	(1,339)	(591)
Transfer payments	(2,390)	(6,404)	1,511	487
Policy loans	(167)	(217)	53	(49)
Loan collateral interest	52	78	13	8
Death benefits	(35)	(48)	(27)	(5)
Contract charges	(3,277)	(4,032)	(1,373)	(860)
Increase (decrease) in net assets derived from
principal transactions	(120)	(3,376)	2,013	786
Total increase (decrease)	7,565	5,344	2,253	3,542
Net assets at December 31, 2003	$ 30,021	$ 45,141	$ 14,459	$ 11,571
The accompanying notes are an integral part of these financial statements.

S-44

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
	Neuberger
	Berman AMT
	Socially	OpCap	OpCap Global	OpCap
	Responsive	Equity	Equity	Managed
Net assets at January 1, 2002	$ 621	$ 4,625	$ 1,479	$ 7,904
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	5	(4)	82
Net realized gain (loss) on investments
and capital gains distributions	(32)	(737)	(467)	(313)
Net unrealized appreciation (depreciation) of investments	(78)	(335)	175	(1,450)
Net increase (decrease) in net assets from operations	(113)	(1,067)	(296)	(1,681)
Changes from principal transactions:
Premiums	303	1,282	408	2,307
Surrenders and other withdrawals	(32)	(237)	(60)	(367)
Transfer payments	33	(63)	270	1,355
Policy loans	(2)	(43)	(9)	(23)
Loan collateral interest	-	3	3	15
Death benefits	-	(10)	(1)	(25)
Contract charges	(112)	(506)	(175)	(966)
Increase (decrease) in net assets derived from
principal transactions	190	426	436	2,296
Total increase (decrease)	77	(641)	140	615
Net assets at December 31, 2002	698	3,984	1,619	8,519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	27	(4)	89
Net realized gain (loss) on investments
and capital gains distributions	(6)	(137)	374	(1,361)
Net unrealized appreciation (depreciation) of investments	289	1,224	337	3,280
Net increase (decrease) in net assets from operations	278	1,114	707	2,008
Changes from principal transactions:
Premiums	287	1,086	517	2,109
Surrenders and withdrawals	(72)	(174)	(34)	(325)
Transfer payments	115	(323)	1,182	1,136
Policy loans	(5)	21	(56)	193
Loan collateral interest	-	2	6	15
Death benefits	-	(11)	-	(10)
Contract charges	(120)	(460)	(230)	(1,058)
Increase (decrease) in net assets derived from
principal transactions	205	141	1,385	2,060
Total increase (decrease)	483	1,255	2,092	4,068
Net assets at December 31, 2003	$ 1,181	$ 5,239	$ 3,711	$ 12,587
The accompanying notes are an integral part of these financial statements.

S-45

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
		Pioneer	Pioneer	Putnam VT
	OpCap	MidCap	SmallCap	Diversified
	Small Cap	Value	Value	Income
Net assets at January 1, 2002	$ 10,997	$ -	$ -	$ 1,248
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(82)	(1)	-	97
Net realized gain (loss) on investments
and capital gains distributions	1,367	(23)	(7)	(51)
Net unrealized appreciation (depreciation) of investments	(4,591)	(2)	1	13
Net increase (decrease) in net assets from operations	(3,306)	(26)	(6)	59
Changes from principal transactions:
Premiums	2,959	76	35	(6)
Surrenders and other withdrawals	(491)	(1)	-	(82)
Transfer payments	3,153	1,109	118	(49)
Policy loans	(59)	-	-	(7)
Loan collateral interest	15	-	-	-
Death benefits	(11)	-	-	-
Contract charges	(1,238)	(13)	(7)	(65)
Increase (decrease) in net assets derived from
principal transactions	4,328	1,171	146	(209)
Total increase (decrease)	1,022	1,145	140	(150)
Net assets at December 31, 2002	12,019	1,145	140	1,098

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(103)	(2)	(2)	92
Net realized gain (loss) on investments
and capital gains distributions	(1,940)	135	2	(177)
Net unrealized appreciation (depreciation) of investments	7,643	94	141	279
Net increase (decrease) in net assets from operations	5,600	227	141	194
Changes from principal transactions:
Premiums	2,958	280	232	2
Surrenders and withdrawals	(584)	(2)	(10)	(42)
Transfer payments	2,768	(561)	294	(66)
Policy loans	(71)	(2)	(5)	(4)
Loan collateral interest	15	-	-	-
Death benefits	(22)	-	-	(4)
Contract charges	(1,373)	(64)	(50)	(66)
Increase (decrease) in net assets derived from
principal transactions	3,691	(349)	461	(180)
Total increase (decrease)	9,291	(122)	602	14
Net assets at December 31, 2003	$ 21,310	$ 1,023	$ 742	$ 1,112
The accompanying notes are an integral part of these financial statements.

S-46

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Growth and	International	New	Small Cap
	Income	Growth	Opportunities	Value
Net assets at January 1, 2002	$ 43,533	$ 1,433	$ 38,232	$ 1,199
Increase (decrease) in net assets
Operations:
Net investment income (loss)	360	4	(260)	(11)
Net realized gain (loss) on investments
and capital gains distributions	(2,973)	97	(6,562)	(631)
Net unrealized appreciation (depreciation) of investments	(6,010)	1,031	(5,186)	(128)
Net increase (decrease) in net assets from operations	(8,623)	1,132	(12,008)	(770)
Changes from principal transactions:
Premiums	7,040	14	8,174	1,117
Surrenders and other withdrawals	(1,881)	(52)	(1,565)	(130)
Transfer payments	(879)	(1,343)	(2,501)	2,705
Policy loans	(191)	(10)	(173)	(43)
Loan collateral interest	68	-	66	3
Death benefits	(80)	-	(29)	(2)
Contract charges	(3,516)	(81)	(3,109)	(389)
Increase (decrease) in net assets derived from
principal transactions	561	(1,472)	863	3,261
Total increase (decrease)	(8,062)	(340)	(11,145)	2,491
Net assets at December 31, 2002	35,471	1,093	27,087	3,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	475	3	(251)	(8)
Net realized gain (loss) on investments
and capital gains distributions	(7,869)	241	(18,219)	1,000
Net unrealized appreciation (depreciation) of investments	16,861	13	26,947	867
Net increase (decrease) in net assets from operations	9,467	257	8,477	1,859
Changes from principal transactions:
Premiums	6,099	(1)	6,417	1,289
Surrenders and withdrawals	(1,956)	(26)	(1,588)	(199)
Transfer payments	(1,338)	(109)	(2,174)	(9)
Policy loans	(325)	(12)	(251)	(15)
Loan collateral interest	70	-	63	5
Death benefits	(131)	(5)	(99)	(5)
Contract charges	(3,422)	(66)	(2,873)	(506)
Increase (decrease) in net assets derived from
principal transactions	(1,003)	(219)	(505)	560
Total increase (decrease)	8,464	38	7,972	2,419
Net assets at December 31, 2003	$ 43,935	$ 1,131	$ 35,059	$ 6,109
The accompanying notes are an integral part of these financial statements.

S-47

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
	Putnam VT
	Utilities
	Growth and	Putnam VT
	Income	Voyager
Net assets at January 1, 2002	$ 1,915	$ 101,802
Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	24
Net realized gain (loss) on investments and capital gains distributions	(181)	(12,018)
Net unrealized appreciation (depreciation) of investments	(316)	(15,787)
Net increase (decrease) in net assets from operations	(453)	(27,781)
Changes from principal transactions:
Premiums	(2)	16,684
Surrenders and other withdrawals	(81)	(4,312)
Transfer payments	(62)	(5,336)
Policy loans	(10)	(612)
Loan collateral interest	-	177
Death benefits	-	(115)
Contract charges	(110)	(7,578)
Increase (decrease) in net assets derived from principal transactions	(265)	(1,092)
Total increase (decrease)	(718)	(28,873)
Net assets at December 31, 2002	1,197	72,929

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	(144)
Net realized gain (loss) on investments and capital gains distributions	(853)	(49,084)
Net unrealized appreciation (depreciation) of investments	1,070	66,338
Net increase (decrease) in net assets from operations	256	17,110
Changes from principal transactions:
Premiums	(4)	13,164
Surrenders and withdrawals	(42)	(4,177)
Transfer payments	(52)	(6,617)
Policy loans	(9)	(604)
Loan collateral interest	-	162
Death benefits	(7)	(147)
Contract charges	(89)	(6,777)
Increase (decrease) in net assets derived from principal transactions	(203)	(4,996)
Total increase (decrease)	53	12,114
Net assets at December 31, 2003	$ 1,250	$ 85,043

The accompanying notes are an integral part of these financial statements.

S-48
ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

1. Organization

  ReliaStar Life Insurance Company Select*Life Variable Account (the "Account") was established by ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company") to support the operations of variable life policies ("Policies"). ReliaStar Life is an indirect, wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account Policies consist of the Select*Life I product and Select*Life Series 2000 product, which incorporates Select*Life II, Select*Life III, Variable Estate Design and Flex Design products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Policyholders. The portion of the Account's assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

  At December 31, 2003, the Account had 66 investment divisions (the "Divisions"), 37 of which invest in independently managed mutual funds and 29 of which invest in mutual funds managed by an affiliate, either Directed Services, Inc., ING Life Insurance and Annuity Company, or ING Investments, LLC. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

  AIM Variable Insurance Funds:
    AIM V.I. Dent Demographic Trends Fund - Series     I Shares
  Alger American Funds:
    Alger American Growth Portfolio - Class O Shares
    Alger American Leveraged AllCap Portfolio -     Class O Shares
    Alger American MidCap Growth Portfolio - Class     O Shares
    Alger American Small Capitalization Portfolio -     Class O Shares
  American Funds Insurance Series:
    American Growth Fund - Class 2**
    American Growth-Income Fund - Class 2**
    American International Fund - Class 2**

  Fidelity® Variable Insurance Products:
    Fidelity® VIP Asset ManagerSM Portfolio - Initial     Class
    Fidelity® VIP Contrafund® Portfolio - Initial     Class
    Fidelity® VIP Equity-Income Portfolio - Initial     Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial      Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio -     Initial Class
    Fidelity® VIP Money Market Portfolio - Initial     Class
    Fidelity® VIP Overseas Portfolio - Initial Class

S-49

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

  ING Income Shares:
    ING VP Bond Portfolio - Class R*
  ING Investors Trust:
    ING AIM Capital Mid-Cap Growth Portfolio - Service Shares**
    ING Hard Assets Portfolio - Institutional Shares**
    ING International Portfolio - Service Shares**
    ING Limited Maturity Bond Portfolio - Service     Shares**
    ING Liquid Assets Portfolio - Service Shares**
    ING Marsico Growth Portfolio - Service Shares**
    ING MFS® Mid-Cap Growth Portfolio - Service     Shares
    ING MFS® Total Return Portfolio - Institutional     Shares**
    ING Salomon Brothers Investors Portfolio -     Institutional Shares**
    ING T. Rowe Price Capital Appreciation Portfolio     - Institutional Shares
    ING T. Rowe Price Equity Income Portfolio -     Service Shares**
    ING Van Kampen Real Estate Portfolio -      Institutional Shares**
  ING Partners, Inc.:
    ING JPMorgan Mid Cap Value Portfolio - Initial     Class**
    ING PIMCO Total Return Portfolio - Service     Class**
    ING Salomon Brothers Aggressive Growth -     Portfolio - Service Class**
    ING UBS Tactical Asset Allocation Portfolio -     Initial Class*
    ING Van Kampen Comstock Portfolio - Initial     Class*
  ING Variable Portfolios, Inc.:
    ING VP Index Plus LargeCap Portfolio - Class R*
    ING VP Index Plus MidCap Portfolio - Class R*
    ING VP Index Plus SmallCap Portfolio - Class R*
  ING Variable Products Trust:
    ING VP Disciplined LargeCap Portfolio - Class R
    ING VP Growth Opportunities Portfolio - Class R
    ING VP Growth + Value Portfolio - Class R
    ING VP High Yield Bond Portfolio - Class R

    ING VP International Value Portfolio - Class R
    ING VP MagnaCap Portfolio - Class R
    ING VP MidCap Opportunities Portfolio - Class R
    ING VP SmallCap Opportunities Portfolio - Class     R
  Janus Aspen Series:
    Janus Aspen Growth - Institutional Shares
    Janus Aspen International Growth - Institutional     Shares
    Janus Aspen Mid Cap Growth Portfolio -     Institutional Shares
    Janus Aspen Worldwide Growth - Institutional     Shares
  Neuberger Berman Advisers Management Trust:
    Neuberger Berman AMT Limited Maturity Bond     Portfolio
    Neuberger Berman AMT Partners Portfolio
    Neuberger Berman AMT Socially Responsive     Portfolio
  PIMCO Accumulation Trust:
    OpCap Equity Portfolio
    OpCap Global Equity Portfolio
    OpCap Managed Portfolio
    OpCap Small Cap Portfolio
  Pioneer Variable Contracts Trust:
    Pioneer MidCap Value VCT Portfolio - Class I*
    Pioneer SmallCap Value VCT Portfolio - Class I*
  Putnam Variable Trust:
    Putnam VT Diversified Income Fund - Class IA     Shares
    Putnam VT Growth and Income Fund - Class IA     Shares
    Putnam VT International Growth Fund - Class IA     Shares
    Putnam VT New Opportunities Fund - Class IA Shares
    Putnam VT Small Cap Value Fund - Class IA Shares
    Putnam VT Utilities Growth and Income Fund - Class IA Shares
    Putnam VT Voyager Fund - Class IA Shares

  *  Investment Division was added in 2002
  **  Investment Division was added in 2003

S-50

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

The names of certain Divisions and Trusts were changed during 2003. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
Fidelity® Variable Insurance Products Fund:	Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP Asset ManagerSM	Fidelity® VIP II Asset ManagerSM
Fidelity® VIP Contrafund®	Fidelity® VIP II Contrafund®
Fidelity® VIP Index 500	Fidelity® VIP II Index 500
Fidelity® VIP Investment Grade Bond	Fidelity® VIP II Investment Grade Bond
ING Investors Trust:	The GCG Trust:
ING MFS® Mid-Cap Growth	GCG Trust Mid-Cap Growth
ING T. Rowe Price Capital Appreciation	GCG Trust Fully Managed
ING Variable Products Trust:	ING Variable Products Trust:
ING VP Disciplined LargeCap	ING VP Research Enhanced Index
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Mid Cap Growth	Janus Aspen Aggressive Growth
PIMCO Accumulation Trust:	OCC Accumulation Trust:
OpCap Equity	OCC Accumulation Trust Equity
OpCap Global Equity	OCC Accumulation Trust Global Equity
OpCap Managed	OCC Accumulation Trust Managed
OpCap Small Cap	OCC Accumulation Trust Small Cap

All contracts in the Account are currently in the accumulation period.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined using the specific identification basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as appreciation or depreciation of investments.

S-51

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of ReliaStar Life.

Policyholder Reserves

  Policyholder reserves are presented as net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

3. Charges and Fees

  Under the terms of the Policies, certain charges are allocated to the Policies to cover ReliaStar Life's expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Premium Expense Charge

ReliaStar Life deducts a premium charge ranging from 3.75% to 5.00% of each premium payment as defined in the Policy.

Mortality and Expense Risk and Other Charges

  The monthly deduction includes a monthly mortality and expense risk charge, a cost of insurance charge, a monthly administrative charge, a monthly amount charge, and any charges for optional insurance benefits.

  ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a mortality and expense risk charge from the assets of the Account. Monthly charges are deducted at annual rates ranging from 0.00% to 0.80% of the average daily net asset value of each Division of the Account to cover these risks.

The cost of insurance charge varies based on the insured's sex, issue age, policy year, rate class, and the face amount of the Policy.

The monthly administrative charge is currently $8.25 per month and is guaranteed not to exceed $12 per month.

S-52

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policy.

Surrender and Lapse Charges

As defined in the Policy, ReliaStar Life assesses a surrender charge if the Policy lapses or is surrendered before a specified period.

Other Charges

  A transfer charge of $25 will be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year. Charges for partial withdrawals are also imposed in accordance with the terms of the Policy.

4. Related Party Transactions

  During the year ended December 31, 2003, management fees were paid to ING Investments, LLC, in its capacity as investment manager to the ING Income Shares, ING Variable Portfolios, Inc. and the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Fund of the Trusts. Management fees were paid to ING Life Insurance and Annuity Company, in its capacity as investment manager to ING Partners, Inc. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

S-53

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ended		Year Ended
	December 31, 2003		December 31, 2002
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Dent Demographic Trends	$ 3,508	$ 2,572	$ 4,583	$ 3,911
The Alger American Fund:
Alger American Growth	25,063	22,427	17,764	12,939
Alger American Leveraged AllCap	2,891	1,546	3,752	2,771
Alger American MidCap Growth	34,498	26,855	19,718	13,183
Alger American Small Capitalization	17,673	16,671	14,766	13,955
American Funds Insurance Series:
American Growth	2,368	12	-	-
American Growth-Income	1,697	55	-	-
American International	1,406	20	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM	8,042	10,265	1,137	3,827
Fidelity® VIP Contrafund®	62,894	56,363	23,048	20,555
Fidelity® VIP Equity-Income	78,488	72,545	41,151	40,561
Fidelity® VIP Growth	67,931	71,845	18,768	21,866
Fidelity® VIP High Income	133,905	131,780	67,625	69,080
Fidelity® VIP Index 500	51,255	46,177	27,079	21,285
Fidelity® VIP Investment Grade Bond	36,598	34,328	20,172	13,158
Fidelity® VIP Money Market	351,566	361,054	443,744	425,703
Fidelity® VIP Overseas	4,742	6,308	564	2,703
ING Income Shares:
ING VP Bond	29,757	28,861	3,108	2,833
ING Investors Trust:
ING AIM Capital Mid-Cap Growth	786	688	-	-
ING Hard Assets	818	724	-	-
ING International	840	748	-	-
ING Limited Maturity Bond	130	10	-	-
ING Liquid Assets	111	68	-	-
ING Marisco Growth	946	15	-	-
ING MFS® Mid-Cap Growth	10,937	10,315	5,055	4,329
ING MFS® Total Return	250	58	-	-
ING Salomon Brothers Investors	72	2	-	-
ING T. Rowe Price Capital Appreciation	14,763	12,263	5,895	1,740
ING T. Rowe Price Equity Income	407	45	-	-
ING Van Kampen Real Estate	449	44	-	-

S-54

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended		Year Ended
	December 31, 2003		December 31, 2002
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc.:
ING JPMorgan Mid Cap Value	$ 868	$ 511	$ -	$ -
ING PIMCO Total Return	797	26	-	-
ING Salomon Brothers Aggressive Growth	89	13	-	-
ING UBS Tactical Asset Allocation	30	5	10	2
ING Van Kampen Comstock	2,673	1,657	233	12
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	5,107	4,844	1,530	1,461
ING VP Index Plus MidCap	9,826	8,986	703	597
ING VP Index Plus SmallCap	6,372	5,966	1,828	1,678
ING Variable Products Trust:
ING VP Disciplined LargeCap	1,482	1,477	1,883	1,742
ING VP Growth Opportunities	954	823	2,320	1,984
ING VP Growth + Value	13,510	14,555	13,082	11,066
ING VP High Yield Bond	8,033	5,924	1,369	651
ING VP International Value	41,779	35,044	32,021	26,217
ING VP MagnaCap	5,396	5,128	1,368	480
ING VP MidCap Opportunities	1,856	1,298	1,505	998
ING VP SmallCap Opportunities	21,399	22,765	17,172	13,771
Janus Aspen Series:
Janus Aspen Growth	12,821	14,918	11,692	13,194
Janus Aspen International Growth	140,748	139,988	258,041	257,074
Janus Aspen Mid Cap Growth	14,430	14,723	13,121	12,356
Janus Aspen Worldwide Growth	36,149	39,372	25,148	24,554
Neuberger Berman Advisors Management Trust:
Neuberger Berman AMT Limited Maturity Bond	13,675	11,108	13,624	9,030
Neuberger Berman AMT Partners	23,130	22,418	13,652	12,622
Neuberger Berman AMT Socially Responsive	469	269	784	597
PIMCO Accumulation Trust:
OpCap Equity	7,431	7,263	5,497	5,064
OpCap Global Equity	10,914	9,533	5,134	4,701
OpCap Managed	8,047	5,898	6,249	3,871
OpCap Small Cap	17,620	14,032	21,575	17,328
Pioneer Variable Contracts Trust:
Pioneer MidCap Value	12,482	12,833	5,615	4,445
Pioneer SmallCap Value	500	41	171	25

S-55

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended		Year Ended
	December 31, 2003		December 31, 2002
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Putnam Variable Trust:
Putnam VT Diversified Income	$ 1,082	$ 1,170	$ 108	$ 218
Putnam VT Growth and Income	35,296	35,824	17,239	16,311
Putnam VT International Growth	972	1,188	46	1,514
Putnam VT New Opportunities	29,660	30,416	11,690	11,084
Putnam VT Small Cap Value	15,585	15,033	24,328	21,078
Putnam VT Utilities Growth and Income	1,017	1,181	71	292
Putnam VT Voyager	61,779	66,919	19,431	20,501

S-56

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

6. Changes in Units

The net changes in units outstanding follow:

	Year Ended	Year Ended
	December 31, 2003	December 31, 2002
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
AIM Variable Insurance Funds:
AIM V.I. Dent Demographic Trends	204,066	138,598
The Alger American Fund:
Alger American Growth	232,046	378,946
Alger American Leveraged AllCap	270,424	183,119
Alger American MidCap Growth	493,074	461,801
Alger American Small Capitalization	128,998	755,100
American Funds Insurance Series:
American Growth	200,309	-
American Growth-Income	138,881	-
American International	111,655	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM	(140,055)	(178,404)
Fidelity® VIP Contrafund®	265,400	76,473
Fidelity® VIP Equity-Income	216,873	(2,741)
Fidelity® VIP Growth	(123,168)	(45,589)
Fidelity® VIP High Income	128,218	(222,581)
Fidelity® VIP Index 500	167,742	187,697
Fidelity® VIP Investment Grade Bond	64,786	376,885
Fidelity® VIP Money Market	(637,615)	1,111,906
Fidelity® VIP Overseas	(113,347)	(149,746)
ING Income Shares:
ING VP Bond	79,332	26,156
ING Investors Trust:
ING AIM Capital Mid-Cap Growth	6,698	-
ING Hard Assets	6,809	-
ING International	7,377	-
ING Limited Maturity Bond	11,794	-
ING Liquid Assets	4,247	-
ING Marisco Growth	78,082	-
ING MFS® Mid-Cap Growth	302,957	150,727
ING MFS® Total Return	(154,510)	-
ING Salomon Brothers Investors	6,005	-
ING T. Rowe Price Capital Appreciation	227,160	385,521
ING T. Rowe Price Equity Income	32,019	-
ING Van Kampen Real Estate	33,271	-

S-57

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended	Year Ended
	December 31, 2003	December 31, 2002
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
ING Partners, Inc.:
ING JPMorgan Mid Cap Value	30,670	-
ING PIMCO Total Return	74,608	-
ING Salomon Brothers Aggressive Growth	6,889	-
ING UBS Tactical Asset Allocation	2,633	909
ING Van Kampen Comstock	102,537	26,742
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	33,912	4,501
ING VP Index Plus MidCap	90,470	12,872
ING VP Index Plus SmallCap	44,668	10,118
ING Variable Products Trust:
ING VP Disciplined LargeCap	(839)	9,698
ING VP Growth Opportunities	30,140	59,671
ING VP Growth + Value	(95,217)	162,505
ING VP High Yield Bond	193,325	60,512
ING VP International Value	439,283	390,565
ING VP MagnaCap	34,198	106,943
ING VP MidCap Opportunities	104,360	96,698
ING VP SmallCap Opportunities	(70,897)	125,651
Janus Aspen Series:
Janus Aspen Growth	(197,355)	(168,470)
Janus Aspen International Growth	123,069	231,951
Janus Aspen Mid Cap Growth	(21,231)	48,706
Janus Aspen Worldwide Growth	(334,190)	(21,805)
Neuberger Berman Advisors Management Trust:
Neuberger Berman AMT Limited Maturity Bond	144,862	326,009
Neuberger Berman AMT Partners	62,839	95,704
Neuberger Berman AMT Socially Responsive	20,845	19,309
PIMCO Accumulation Trust:
OpCap Equity	9,689	34,742
OpCap Global Equity	118,485	39,236
OpCap Managed	184,265	196,870
OpCap Small Cap	261,241	304,493
Pioneer Variable Contracts Trust:
Pioneer MidCap Value	(47,832)	136,600
Pioneer SmallCap Value	53,610	18,317

S-58

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended	Year Ended
	December 31, 2003	December 31, 2002
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
Putnam Variable Trust:
Putnam VT Diversified Income	(11,754)	(15,394)
Putnam VT Growth and Income	(53,504)	6,773
Putnam VT International Growth	(30,145)	(28,063)
Putnam VT New Opportunities	(47,143)	30,789
Putnam VT Small Cap Value	42,400	300,226
Putnam VT Utilities Growth and Income	(13,656)	(18,079)
Putnam VT Voyager	(257,783)	(106,032)

S-59

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

7. Financial Highlights

  A summary of unit values and units outstanding for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2003, 2002, and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Dent Demographic Trends
2003	1,145	$5.00	$ 5,725	-%	0.00%	37.36%
2002	941	$3.64	3,425	-	0.00%	-32.20%
2001	802	$5.36	4,304	-	0.00%	-31.91%
2000	450	$7.88	3,547	*	*	*
Alger American Growth
2003	3,685	$12.62 to $13.28	48,812	-	0.00% to 0.80%	34.11% to 35.10%
2002	3,453	$9.41 to $9.83	33,851	0.04	0.00% to 0.80%	-33.53% to -32.99%
2001	3,074	$14.16 to $14.67	44,966	0.23	0.00% to 0.80%	-12.53% to -11.81%
2000	2,563	$16.19 to $16.63	42,521	*	*	*
Alger American Leveraged AllCap
2003	909	$5.65	5,136	-	0.00%	34.84%
2002	639	$4.19	2,676	0.01	0.00%	-33.91%
2001	455	$6.35	2,891	-	0.00%	-15.93%
2000	217	$7.55	1,641	*	*	*
Alger American MidCap Growth
2003	1,878	$17.04 to $17.94	33,569	-	0.00% to 0.80%	46.64% to 47.78%
2002	1,385	$11.62 to $12.14	16,748	-	0.00% to 0.80%	-30.11% to -29.54%
2001	923	$16.63 to $17.23	15,831	-	0.00% to 0.80%	-7.28% to -6.52%
2000	630	$17.93 to $18.43	11,552	*	*	*

S-60

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Alger American Small Capitalization
2003	958	$8.54 to $8.99	$ 8,576	-%	0.00% to 0.80%	41.16% to 42.25%
2002	829	$6.05 to $6.32	5,220	-	0.00% to 0.80%	-26.82% to -26.22%
2001	736	$8.27 to $8.56	6,285	0.05	0.00% to 0.80%	-30.08% to -29.51%
2000	595	$11.82 to $12.15	7,213	*	*	*
American Growth
2003	200	$12.60	2,524	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
American Growth-Income
2003	139	$12.65	1,757	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
American International
2003	112	$13.55	1,513	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
Fidelity® VIP Asset ManagerSM
2003	779	$19.12 to $25.71	17,320	3.72	0.00% to 0.80%	17.02% to 17.95%
2002	919	$16.21 to $21.97	17,370	4.12	0.00% to 0.80%	-9.46% to -8.73%
2001	1,097	$17.76 to $24.26	22,760	4.43	0.00% to 0.80%	-4.86% to -4.09%
2000	1,272	$18.52 to $25.50	27,650	*	*	*

S-61

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Contrafund®
2003	3,226	$15.13 to $28.35	$ 88,758	0.42%	0.00% to 0.80%	27.46% to 28.45%
2002	2,961	$11.87 to $22.07	63,546	0.80	0.00% to 0.80%	-10.07% to -9.35%
2001	2,884	$13.21 to $24.34	68,158	0.78	0.00% to 0.80%	-12.95% to -12.24%
2000	2,717	$15.17 to $27.74	73,134	*	*	*
Fidelity® VIP Equity-Income
2003	3,601	27.91 to 44.23	113,438	1.64	0.00% to 0.80%	29.29% to 30.36%
2002	3,384	$21.41 to $34.21	83,106	1.68	0.00% to 0.80%	-17.61% to -16.95%
2001	3,387	$25.78 to $41.52	101,346	1.69	0.00% to 0.80%	-5.72% to -4.96%
2000	3,124	$27.13 to $44.04	101,008	*	*	*
Fidelity® VIP Growth
2003	4,268	25.00 to 44.93	126,812	0.26	0.00% to 0.80%	31.80% to 32.84%
2002	4,391	$18.82 to $34.09	99,310	0.25	0.00% to 0.80%	-30.67% to -30.10%
2001	4,436	$26.93 to $49.17	146,559	0.08	0.00% to 0.80%	-18.31% to -17.65%
2000	4,413	$32.70 to $60.20	180,603	*	*	*
Fidelity® VIP High Income
2003	1,139	$14.73 to $26.61	19,369	6.75	0.00% to 0.80%	26.23% to 27.31%
2002	1,011	$11.57 to $21.08	13,890	10.14	0.00% to 0.80%	2.62% to 3.44%
2001	1,234	$11.19 to $20.54	16,110	12.86	0.00% to 0.80%	-12.44% to -11.73%
2000	945	$12.67 to $23.46	14,721	*	*	*
Fidelity® VIP Index 500
2003	3,279	$27.37 to $27.75	90,894	1.38	0.00% to 0.80%	27.42% to 28.41%
2002	3,111	$21.48 to $21.61	67,202	1.26	0.00% to 0.80%	-22.87% to -22.25%
2001	2,924	$27.80 to $27.86	81,285	1.12	0.00% to 0.80%	-12.81% to -12.10%
2000	2,604	$31.62 to $31.95	82,429	*	*	*

S-62

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Investment Grade Bond
2003	1,161	$19.13 to $22.76	$ 22,622	3.80%	0.00% to 0.80%	4.36% to 5.17%
2002	1,096	$18.19 to $21.81	20,365	3.20	0.00% to 0.80%	9.46% to 10.34%
2001	719	$16.48 to $19.93	12,228	4.34	0.00% to 0.80%	7.59% to 8.46%
2000	490	$15.19 to $18.52	7,758	*	*	*
Fidelity® VIP Money Market
2003	3,771	$15.49 to $20.00	59,856	1.01	0.00% to 0.80%	0.20% to 1.04%
2002	4,409	$15.33 to $19.96	69,344	1.68	0.00% to 0.80%	0.88% to 1.69%
2001	3,297	$15.08 to $19.79	51,300	4.00	0.00% to 0.80%	3.35% to 4.19%
2000	2,888	$14.47 to $19.15	43,171	*	*	*
Fidelity® VIP Overseas
2003	544	$16.37 to $22.41	9,956	0.82	0.00% to 0.80%	42.20% to 43.35%
2002	657	$11.42 to $15.76	8,400	0.81	0.00% to 0.80%	-20.92% to -20.28%
2001	807	$14.32 to $19.93	12,989	5.72	0.00% to 0.80%	-21.80% to -21.17%
2000	973	$18.17 to $25.48	19,925	*	*	*
ING VP Bond
2003	105	$11.43	1,206	2.15	0.00%	6.33%
2002	26	$10.75	281	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING AIM Capital Mid-Cap Growth
2003	7	$13.58	91	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

S-63

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Hard Assets
2003	7	$15.26	$ 104	**** %	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING International
2003	7	$13.20	97	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Limited Maturity Bond
2003	12	$10.13	119	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Liquid Assets
2003	4	$10.04	43	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Marisco Growth
2003	78	$12.56	981	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

S-64

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING MFS® Mid-Cap Growth
2003	303	$5.57	$ 1,687	-%	0.00%	39.25%
2002	172	$4.00	690	-	0.00%	-48.80%
2001	22	$7.82	170	**	0.00%	**
2000	**	**	**	**	**	**
ING MFS® Total Return
2003	18	$11.40	204	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Salomon Brothers Investors
2003	6	$12.69	76	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING T. Rowe Price Capital Appreciation
2003	755	$12.84	9,694	0.56	0.00%	25.39%
2002	528	$10.24	5,405	4.05	0.00%	0.48%
2001	142	$10.19	1,450	**	0.00%	**
2000	**	**	**	**	**	**
ING T. Rowe Price Equity Income
2003	32	$12.28	393	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

S-65

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Van Kampen Real Estate
2003	33	$12.98	$ 432	**** %	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING JPMorgan Mid Cap Value
2003	31	$12.50	383	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING PIMCO Total Return
2003	75	$10.15	757	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Salomon Brothers Aggressive Growth
2003	7	$12.35	85	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING UBS Tactical Asset Allocation
2003	4	$10.36	37	-	0.00%	27.43%
2002	1	$8.13	7	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

S-66

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Van Kampen Comstock
2003	129	$10.91	$ 1,410	1.22%	0.00%	29.88%
2002	27	$8.40	225	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Index Plus LargeCap
2003	38	$10.40	399	0.46	0.00%	26.06%
2002	5	$8.25	37	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Index Plus MidCap
2003	103	$10.82	1,118	0.33	0.00%	32.44%
2002	13	$8.17	105	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Index Plus SmallCap
2003	55	$10.74	588	-	0.00%	36.12%
2002	10	$7.89	80	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Disciplined LargeCap
2003	197	$7.92 to $11.57	2,248	0.79	0.00% to 0.80%	24.14% to 25.08%
2002	197	$6.38 to $9.25	1,811	1.37	0.00% to 0.80%	-22.71% to -22.08%
2001	188	$8.25 to $11.87	2,208	0.57	0.00% to 0.80%	-12.94% to -12.23%
2000	163	$9.48 to $13.52	2,181	*	*	*

S-67

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Growth Opportunities
2003	563	$5.00	$ 2,817	-%	0.00%	32.98%
2002	533	$3.76	2,005	-	0.00%	-31.57%
2001	474	$5.49	2,600	-	0.00%	-38.56%
2000	180	$8.94	1,611	*	*	*
ING VP Growth + Value
2003	1,296	$12.10 to $12.74	16,459	-	0.00% to 0.80%	36.57% to 37.73%
2002	1,391	$8.86 to $9.25	12,837	-	0.00% to 0.80%	-37.84% to -37.33%
2001	1,229	$14.25 to $14.76	18,089	-	0.00% to 0.80%	-31.54% to -30.99%
2000	823	$20.81 to $21.39	17,550	*	*	*
ING VP High Yield Bond
2003	389	$9.94 to $10.46	4,068	6.13	0.00% to 0.80%	16.53% to 17.40%
2002	196	$8.53 to $8.91	1,744	10.69	0.00% to 0.80%	-1.93% to -1.14%
2001	136	$8.70 to $9.01	1,220	9.62	0.00% to 0.80%	-0.12% to 0.69%
2000	100	$8.71 to $8.95	898	*	*	*
ING VP International Value
2003	1,313	$16.93 to $17.82	23,334	1.24	0.00% to 0.80%	28.84% to 29.88%
2002	874	$13.14 to $13.72	11,956	0.95	0.00% to 0.80%	-16.05% to -15.37%
2001	483	$15.65 to $16.21	7,806	1.57	0.00% to 0.80%	-12.38% to -11.67%
2000	328	$17.86 to $18.35	6,013	*	*	*
ING VP MagnaCap
2003	196	$9.21	1,809	1.09	0.00%	31.01%
2002	162	$7.03	1,140	1.25	0.00%	-22.76%
2001	55	$9.10	503	1.38	0.00%	-10.44%
2000	13	$10.16	135	*	*	*

S-68

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP MidCap Opportunities
2003	417	$6.16	$ 2,568	-%	0.00%	36.59%
2002	313	$4.51	1,410	-	0.00%	-25.86%
2001	216	$6.08	1,313	-	0.00%	-32.92%
2000	46	$9.06	417	*	*	*
ING VP SmallCap Opportunities
2003	911	$15.66 to $25.38	22,522	-	0.00% to 0.80%	37.49% to 38.54%
2002	982	$11.39 to $18.32	17,464	-	0.00% to 0.80%	-44.04% to -43.59%
2001	856	$11.01	26,824	-	0.00%	-75.98%
2000	634	$28.97 to $45.83	27,836	*	*	*
Janus Aspen Growth
2003	1,969	$11.77 to $12.39	24,320	0.09	0.00% to 0.80%	30.63% to 31.81%
2002	2,166	$9.01 to $9.40	20,311	-	0.00% to 0.80%	-27.10% to -26.51%
2001	2,334	$12.35 to $12.80	29,811	0.07	0.00% to 0.80%	-25.34% to -24.73%
2000	2,008	$16.55 to $17.00	34,078	*	*	*
Janus Aspen International Growth
2003	1,756	$12.66 to $13.32	23,334	1.31	0.00% to 0.80%	33.83% to 34.82%
2002	1,633	$9.46 to $9.88	16,100	0.87	0.00% to 0.80%	-26.18% to -25.58%
2001	1,401	$12.81 to $13.27	18,555	1.15	0.00% to 0.80%	-23.85% to -23.23%
2000	1,108	$16.85 to $17.29	19,102	*	*	*
Janus Aspen Mid Cap Growth
2003	2,263	$12.66 to $13.33	30,021	-	0.00% to 0.80%	33.97% to 35.06%
2002	2,284	$9.45 to $9.87	22,456	-	0.00% to 0.80%	-28.51% to -27.93%
2001	2,236	$13.22 to $13.69	30,499	-	0.00% to 0.80%	-39.94% to -39.45%
2000	1,753	$22.01 to $22.61	39,493	*	*	*

S-69

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Worldwide Growth
2003	3,597	$11.97 to $12.60	$ 45,141	1.08%	0.00% to 0.80%	23.02% to 24.02%
2002	3,931	$9.73 to $10.16	39,797	0.88	0.00% to 0.80%	-26.10% to -25.50%
2001	3,953	$13.17 to $13.64	53,757	0.50	0.00% to 0.80%	-23.06% to -22.44%
2000	3,432	$17.11 to $17.59	60,197	*	*	*
Neuberger Berman AMT Limited Maturity Bond
2003	1,065	$12.93 to $13.61	14,459	4.88	0.00% to 0.80%	1.57% to 2.41%
2002	920	$12.73 to $13.29	12,206	4.11	0.00% to 0.80%	4.50% to 5.34%
2001	594	$12.18 to $12.62	7,482	4.77	0.00% to 0.80%	7.91% to 8.78%
2000	361	$11.29 to $11.60	4,190	*	*	*
Neuberger Berman AMT Partners
2003	1,001	$11.00 to $11.59	11,571	-	0.00% to 0.80%	33.98% to 35.08%
2002	938	$8.21 to $8.58	8,029	0.50	0.00% to 0.80%	-24.75% to -24.14%
2001	842	$10.91 to $11.31	9,503	0.36	0.00% to 0.80%	-3.61% to -2.83%
2000	784	$11.32 to $11.63	9,112	*	*	*
Neuberger Berman AMT Socially Responsive
2003	101	$11.69	1,181	-	0.00%	34.37%
2002	80	$8.70	698	-	0.00%	-14.75%
2001	61	$10.20	621	-	0.00%	-3.58%
2000	21	$10.58	221	*	*	*
OpCap Equity
2003	412	$12.10 to $12.74	5,239	1.24	0.00% to 0.80%	27.50% to 28.56%
2002	403	$9.49 to $9.91	3,984	0.82	0.00% to 0.80%	-22.04% to -21.41%
2001	368	$12.17 to $12.61	4,625	0.50	0.00% to 0.80%	-7.76% to -7.02%
2000	188	$13.19 to $13.56	2,534	*	*	*

S-70

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
OpCap Global Equity
2003	278	$12.71 to $13.38	$ 3,711	0.45%	0.00% to 0.80%	30.49% to 31.56%
2002	160	$9.74 to $10.17	1,619	0.44	0.00% to 0.80%	-18.07% to -17.41%
2001	121	$11.88 to $12.31	1,479	-	0.00% to 0.80%	-14.51% to -13.82%
2000	100	$13.90 to $14.28	1,426	*	*	*
OpCap Managed
2003	1,045	$11.48 to $12.09	12,587	1.54	0.00% to 0.80%	20.72% to 21.75%
2002	861	$9.51 to $9.93	8,519	1.69	0.00% to 0.80%	-17.55% to -16.88%
2001	664	$11.53 to $11.94	7,904	2.02	0.00% to 0.80%	-5.67% to -4.91%
2000	486	$12.22 to $12.56	6,090	*	*	*
OpCap Small Cap
2003	1,337	$15.19 to $15.99	21,310	0.04	0.00% to 0.80%	41.57% to 42.64%
2002	1,076	$10.73 to $11.21	12,019	0.06	0.00% to 0.80%	-22.26% to -21.64%
2001	771	$13.80 to $14.30	10,997	0.61	0.00% to 0.80%	7.46% to 8.33%
2000	470	$12.85 to $13.20	6,194	*	*	*
Pioneer MidCap Value
2003	89	$11.52	1,023	0.18	0.00%	37.47%
2002	137	$8.38	1,145	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
Pioneer SmallCap Value
2003	72	$10.31	742	-	0.00%	35.30%
2002	18	$7.62	140	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

S-71

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Putnam VT Diversified Income
2003	63	$17.03 to $17.70	$ 1,112	9.23%	0.00% to 0.80%	19.26% to 20.24%
2002	75	$14.28 to $14.72	1,098	9.00	0.00% to 0.80%	-3.73% to -2.95%
2001	90	$13.55 to $13.86	1,248	7.61	0.00% to 0.80%	2.99% to 3.82%
2000	107	$13.16 to $13.35	1,423	*	*	*
Putnam VT Growth and Income
2003	1,724	$24.13 to $25.56	43,935	1.98	0.00% to 0.80%	26.67% to 27.74%
2002	1,778	$19.05 to $20.01	35,471	1.69	0.00% to 0.80%	-19.44% to -18.79%
2001	1,771	$23.65 to $13.86	43,533	1.63	0.00% to 0.80%	-6.92% to -6.16%
2000	1,635	$25.40 to $26.26	42,843	*	*	*
Putnam VT International Growth
2003	122	$9.24	1,131	1.08	0.00%	28.87%
2002	152	$7.17	1,093	1.28	0.00%	-9.73%
2001	181	$7.94	1,433	-	0.00%	-23.76%
2000	214	$10.41	2,229	*	*	*
Putnam VT New Opportunities
2003	1,900	$18.45	35,059	-	0.00%	32.64%
2002	1,947	$13.91	27,087	-	0.00%	-30.29%
2001	1,917	$19.95	38,232	-	0.00%	-29.99%
2000	1,739	$28.49	49,552	*	*	*
Putnam VT Small Cap Value
2003	452	$13.53	6,109	0.43	0.00%	50.00%
2002	409	$9.02	3,690	0.26	0.00%	-18.06%
2001	109	$19.95	1,199	**	0.00%	**
2000	**	**	**	**	**	**

S-72

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

					Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Putnam VT Utilities Growth and Income
	2003	69	$17.44 to $18.08	$ 1,250	4.00%	0.00% to 0.80%	24.04% to 25.03%
	2002	83	$14.06 to $14.46	1,197	3.63	0.00% to 0.80%	-24.44% to -23.83%
	2001	101	$18.61 to $18.98	1,915	3.26	0.00% to 0.80%	-22.77% to -22.15%
	2000	119	$24.10 to $24.39	2,902	*	*	*
Putnam VT Voyager
	2003	3,533	$23.16 to $24.13	85,043	0.64	0.00% to 0.80%	24.18% to 25.16%
	2002	3,791	$18.65 to $19.28	72,929	0.83	0.00% to 0.80%	-26.93% to -26.34%
	2001	3,897	$25.52 to $26.17	101,802	0.11	0.00% to 0.80%	-22.87% to -22.24%
	2000	3,707	$33.09 to $33.65	124,602	*	*	*

*	Not provided for 2000
**	As this Division was not offered until 2001, this data is not meaningful and is therefore not presented.
***	As this Division was not offered until 2002, this data is not meaningful and is therefore not presented.
****	As this Division was not offered until 2003, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
	The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus
	the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however,
	such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contracts presented in the Statements of Assets and Liabilities. Certain items in this table are
	presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

S-73
RELIASTAR LIFE INSURANCE COMPANY
Financial Statements - Statutory Basis
Years ended December 31, 2003 and 2002

Contents

Report of Independent Auditors	F-2

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis	F-4
Statements of Operations - Statutory Basis	F-6
Statements of Changes in Capital and Surplus - Statutory Basis	F-7
Statements of Cash Flows - Statutory Basis	F-8
Notes to Financial Statements - Statutory Basis	F-9

F-1

Report of Independent Auditors

Board of Directors and Stockholder
ReliaStar Life Insurance Company

  We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company ("the Company"), a wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of ReliaStar Life Insurance Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

F-2

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

March 22, 2004

F-3
RELIASTAR Life Insurance Company
Balance Sheets - Statutory Basis

	December 31
	2003	2002
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 12,084,537	$ 11,531,744
Preferred stocks	44,479	48,624
Common stocks	1,072	957
Subsidiaries	318,350	270,150
Mortgage loans	2,169,371	1,931,822
Real estate, less accumulated depreciation (2003-$98,185; 2002-$91,255)	98,913	102,275
Contract loans	671,241	679,404
Other invested assets	191,167	145,468
Cash and short-term investments	74,739	141,024
Total cash and invested assets	15,653,869	14,851,468
Deferred and uncollected premiums, less loading (2003-$20,115; 2002-$24,694)	160,726	132,405
Accrued investment income	144,744	176,090
Reinsurance balances recoverable	151,965	266,514
Data processing equipment, less accumulated
depreciation (2003-$63,702; 2002-$59,363)	1,571	3,834
Indebtedness from related parties	2,267	43,433
Federal income tax recoverable (including $88,815 and $119,505 net deferred
tax assets at December 31, 2003 and 2002, respectively)	88,815	119,505
Separate account assets	4,368,512	3,733,364
Other assets	8,960	13,533
Total admitted assets	$ 20,581,429	$ 19,340,146

The accompanying notes are an integral part of these financial statements.

F-4
RELIASTAR Life Insurance Company
Balance Sheets - Statutory Basis

	December 31
	2003	2002
	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 11,611,490	$ 10,977,001
Accident and health reserves	1,113,314	1,039,292
Deposit type contracts	693,225	816,846
Policyholders' funds	802	939
Dividends left on deposit	307	777
Dividends payable	15,010	16,245
Unpaid claims	440,749	471,011
Total policy and contract liabilities	13,874,897	13,322,111
Interest maintenance reserve	47,042	9,909
Accounts payable and accrued expenses	150,927	139,848
Reinsurance balances due	95,736	118,642
Indebtedness to related parties	57,383	17,191
Contingency reserve	39,790	41,748
Asset valuation reserve	105,622	73,830
Borrowed money	415,041	484,162
Other liabilities	(134,264)	50,306
Separate account liabilities	4,360,753	3,724,774
Total liabilities	19,012,927	17,982,521
Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Surplus note	100,000	100,000
Paid-in and contributed surplus	1,272,125	1,272,125
Unassigned surplus	193,877	(17,000)
Less treasury stock, preferred stock at December 31, 2003 and 2002	(100)	(100)
Total capital and surplus	1,568,502	1,357,625
Total liabilities and capital and surplus	$ 20,581,429	$ 19,340,146

The accompanying notes are an integral part of these financial statements.

F-5
RELIASTAR Life Insurance Company
Statements of Operations - Statutory Basis

	Year ended December 31
	2003	2002
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 2,836,128	$ 2,449,710
Policy proceeds and dividends left on deposit	1,087	1,585
Net investment income	921,050	1,025,341
Amortization of interest maintenance reserve	(10,719)	3,197
Commissions, expense allowances and reserve adjustments on reinsurance ceded	70,894	76,956
Miscellaneous income	206,860	102,757
Total premiums and other revenues	4,025,300	3,659,546
Benefits paid or provided:
Death benefits	798,873	657,405
Annuity benefits	163,286	173,766
Surrender benefits	1,005,415	1,042,406
Interest on policy or contract funds	13,350	15,360
Accident and health benefits	379,273	340,047
Other benefits	4,395	12,647
Increase in life, annuity and accident and health reserves	715,062	452,562
Net transfers (from) to separate accounts	(34,713)	14,036
Total benefits paid or provided	3,044,941	2,708,229
Insurance expenses:
Commissions	299,845	299,053
General expenses	330,682	324,781
Insurance taxes, licenses and fees, excluding federal income taxes	37,851	44,263
Miscellaneous expenses	(588)	(3,390)
Total insurance expenses	667,790	664,707
Gain from operations before policyholder dividends, federal income
taxes and net realized capital losses	312,569	286,610
Dividends to policyholders	20,975	22,057
Gain from operations before federal income taxes
and net realized capital losses	291,594	264,553
Federal income tax expense	58,198	84,448
Gain from operations before net realized capital losses	233,396	180,105
Net realized capital losses, net of income tax (expense) benefit 2003 - $2,659 and 2002 - $(12,999); and excluding net transfers to the interest maintenance
reserve 2003- $26,415 and 2002- $1,988	(13,739)	(75,234)
Net income	$ 219,657	$ 104,871
The accompanying notes are an integral part of these financial statements.

F-6
RELIASTAR Life Insurance Company
Statements of Changes in Capital and Surplus - Statutory Basis
	Year ended December 31
	2003	2002
	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500
Preferred capital stock less treasury stock:
Balance at beginning and end of year	-	-
Surplus note:
Balance at beginning and end of year	100,000	100,000
Paid-in and contributed surplus:
Balance at beginning of year	1,272,125	1,271,915
Capital contribution	-	210
Balance at end of year	1,272,125	1,272,125
Group life contingency reserve:
Balance at beginning of year	-	742
Decrease in group life contingency reserve	-	(742)
Balance at end of year	-	-
Unassigned surplus:
Balance at beginning of year	(17,000)	(165,598)
Net income	219,657	104,871
Change in net unrealized capital gains and losses	46,662	(26,052)
Change in nonadmitted assets	13,158	27,650
Change in liability for reinsurance in unauthorized companies	(4,424)	(4)
Change in asset valuation reserve	(31,792)	50,906
Change in reserve on account of change in valuation basis	6,987	-
Other changes in surplus in separate account statement	2,538	-
Change in net deferred income tax	(39,162)	18,910
Change in surplus as a result of reinsurance	(5,719)	23,000
Prior period adjustment	-	34,419
Dividends to stockholder	(2,000)	(90,600)
Other changes	4,972	5,498
Balance at end of year	193,877	(17,000)
Total capital and surplus	$ 1,568,502	$ 1,357,625

The accompanying notes are an integral part of these financial statements.

F-7
RELIASTAR Life Insurance Company
Statements of Cash Flows - Statutory Basis

	Year ended December 31
	2003	2002
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$ 2,815,933	$ 2,464,614
Net investment income received	1,108,729	1,089,088
Commission, expenses paid and miscellaneous expenses	(620,354)	(793,678)
Benefits paid	(2,629,668)	(2,749,563)
Net transfers from separate accounts	139,817	239,219
Dividends paid to policyholders	(22,680)	(24,610)
Federal income taxes (paid) received	(138,342)	27,760
Other revenues	261,508	194,418
Net cash provided by operations	914,943	447,248
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	14,661,328	16,074,215
Stocks	33,828	28,406
Mortgage loans	216,855	189,033
Real estate	260	5,775
Other invested assets	20,579	33,943
Net gain on cash and short-term investments	871	3,706
Miscellaneous proceeds	749	42,386
Net proceeds from sales, maturities, or repayments of investments	14,934,470	16,377,464
Cost of investments acquired:
Bonds	15,357,341	16,526,113
Stocks	2,208	19,291
Mortgage loans	454,559	268,525
Real estate	754	-
Other invested assets	33,050	28,764
Miscellaneous applications	52,050	161,491
Total cost of investments acquired	15,899,962	17,004,184
Net change in contract loans	(8,163)	384,094
Net cash used in investment activities	(957,329)	(1,010,814)
Financing and miscellaneous activities
Cash provided:
Capital and surplus paid-in	-	233
Borrowed money, net	(69,041)	274,994
Net deposits on deposit-type contract funds	49,832	3,831
Dividends to stockholder	-	(90,600)
Other (uses) sources	(4,690)	136,853
Net cash (used in) provided by financing and miscellaneous activities	(23,899)	325,311
Net change in cash and short-term investments	(66,285)	(238,255)
Cash and short-term investments:
Beginning of year	141,024	379,279
End of year	$ 74,739	$ 141,024

The accompanying notes are an integral part of these financial statements.

F-8
RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
1. Nature of Operations and Significant Accounting Policies

  ReliaStar Life Insurance Company (the "Company") is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion"), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

  An affiliate, Security-Connecticut Life Insurance Company ("Security-Connecticut"), merged with and into the Company on October 1, 2003. The transaction was approved by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance") and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Security-Connecticut. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net income, and other surplus adjustments for the nine months ended September 30, 2003 were $2,626,617,000, $87,998,000 and $72,927,000, respectively, for the Company and $272,779,000, $17,626,000 and ($2,536,000), respectively, for Security-Connecticut.

  An affiliate, Northern Life Insurance Company ("Northern Life"), merged with and into the Company on October 1, 2002. The transaction was approved by the Minnesota Division of Insurance and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Northern Life. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net income (loss), and other surplus adjustments for the nine months ended September 30, 2002 were $1,663,577,000, $(31,595,000) and $108,259,000, respectively, for the Company and $858,390,000, $(3,977,000) and $12,544,000, respectively, for Northern Life.

  The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation

  The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

F-9

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

  In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

  11. Nature of Operations and Significant Accounting Policies (continued)

  Basis of Presentation (continued)

  Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

  For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

  Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

  SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholders' equity rather than to income as required for fair value hedges.

F-10

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholder's equity rather than to income as required for fair value hedges.

  Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

  Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the related adjustment for federal income taxes.

  Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

  Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral on interest maintenance reserve ("IMR") is reported as a component of other liabilities in the accompanying balance sheets.

  Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

  Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

F-11

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairments are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

  Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

  Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

  Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

  Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

  Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

F-12

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

  Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

  Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

  Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

  Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

  Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

F-13

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Participation Fund Account

  On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

  The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $270,000,000 as of December 31, 2003) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

  Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994, as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

F-14

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the SVO.

  Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the adjustment for federal income taxes.

  The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

  The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

  Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

  Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

  Derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

F-15

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill, and the Company's noninsurance subsidiaries are reported at the GAAP-basis of their net assets. The admitted portion of goodwill, which represents the excess of the purchase price over the statutory basis net assets of the subsidiary at acquisition, is amortized on a straight-line basis over ten years. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at amortized cost, less allowance for impairments.

Contract loans are reported at unpaid principal balances.

  Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

  For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

  The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

  At December 31, 2003 and 2002, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $21,819,000 and $40,335,000, respectively.

Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest method.

F-16

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
Realized capital gains and losses are determined using the specific identification method.

  Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

Aggregate Reserve for Life Policies and Contracts

  Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.5%.

  The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in the valuation of substandard policies are as follows:

  For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

  For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

  The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $17,079,672,000 at December 31, 2003. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $340,363,000 at December 31, 2003.

  The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 54, Individual and Group Accident and Health Contracts.

  The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

F-17

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
Reinsurance

  Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Real Estate and Electronic Data Processing Equipment

  Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life of the assets.

Participating Insurance

  Participating business approximates less than 1.0% of the Company's ordinary life insurance in force and 8.5% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividend expense of $20,975,000 and $22,057,000 was incurred in 2003 and 2002, respectively.

Pension Plans

  The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

F-18

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2003	2002
	(In Thousands)
Deferred federal income taxes	$ 229,550	$ 247,640
Agents' debit balances	1,439	(4,730)
Furniture and equipment	7,489	5,231
Deferred and uncollected premium	4,440	4,802
Non-operating software asset in progress	3,292	5,971
Other	13,952	14,406
Total nonadmitted assets	$ 260,162	$ 273,320

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses

  Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at the date of acquisition.

Separate Accounts

  Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

  Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

F-19

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

Reclassifications

Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.

2. Permitted Statutory Basis Accounting Practices

  The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

  The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

3. Accounting Changes and Correction of Errors

Accounting Changes

  Effective with the Northern Life merger, the Company's accounting policy for the Commissioners' Annuity Reserve Validation Method ("CARVM") reserves was adopted and applied to Northern Life's variable annuity reserves. This change in accounting policy increased pretax income by $27,000,000 as of December 31, 2002.The accompanying financials reflect this consistent accounting policy.

Correction of Errors

  Subsequent to the issuance of the 2001 financial statements, the Company identified an error in the transfers from separate accounts due and accrued reported in the balance sheet as of December 31, 2001. The transfers from separate accounts due and accrued were understated by $52,953,000 at December 31, 2001 ($34,419,000 after tax). In accordance with SSAP No. 3, Accounting Changes and Correction of Errors, the error was corrected in June 2002 as an adjustment to the January 1, 2002 unassigned surplus balance.

F-20

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
4. Investments

The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2003:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 291,926	$ 716	$ 2,601	$ 290,041
States, municipalities, and political
subdivisions	19,685	594	303	19,976
Foreign government	206,351	19,965	320	225,996
Public utilities securities	965,279	65,016	5,597	1,024,698
Corporate securities	5,893,363	331,964	46,857	6,178,470
Mortgage-backed securities	2,998,019	62,076	43,204	3,016,891
Commercial mortgage-backed securities	618,813	40,864	1,844	657,833
Other asset-backed securities	1,097,221	41,266	26,330	1,112,157
Total fixed maturities	12,090,657	562,461	127,056	12,526,062
Preferred stocks	44,624	67	704	43,987
Common stocks	900	282	110	1,072
Total equity securities	45,524	349	814	45,059
Total	$ 12,136,181	$ 562,810	$ 127,870	$ 12,571,121
At December 31, 2002:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 531,833	$ 11,047	$ 109	$ 542,771
States, municipalities, and political
subdivisions	25,709	862	72	26,499
Foreign government	106,820	22,938	-	129,758
Public utilities securities	681,175	35,816	8,058	708,933
Corporate securities	5,160,707	319,765	76,549	5,403,923
Mortgage-backed securities	2,870,128	116,143	37,743	2,948,528
Commercial mortgage-backed securities	503,246	54,756	9	557,993
Other asset-backed securities	1,671,857	47,562	74,580	1,644,839
Total fixed maturities	11,551,475	608,889	197,120	11,963,244
Preferred stocks	48,624	60	-	48,684
Common stocks	1,157	-	200	957
Total equity securities	49,781	60	200	49,641
Total	$ 11,601,256	$ 608,949	$ 197,320	$ 12,012,885

F-21

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
As of December 31, 2003, the aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
months and less
	Less than 6	than 12 months	More than 12
	months below cost	below cost	months below cost	Total
(In Thousands)
Fair value	$ 1,260,418	$ 1,296,950	$ 248,529	$ 2,805,897
Unrealized loss	20,232	57,141	49,683	127,056

  Of the unrealized losses more than 6 months and less than 12 months in duration of $57,141,000, there were $12,828,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $44,313,000 as of December 31, 2003 included the following significant items:

  $26,444,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $613,675,000.

  $7,536,000 of unrealized losses related to the energy/utility industry, for which the fair value was $123,627,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

  $6,320,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $1,965,000, for which the fair value was $144,772,000. Credit exposures are well diversified in these markets, including banking, metals, food, and beverage companies.

  $1,741,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $59,428,000. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over-capacity. Exposure is primarily focused in the largest and most financially secure companies in the sector.

The remaining unrealized losses totaling $2,272,000 related to a fair value of $17,900,000.

F-22

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  Of the unrealized losses more than 12 months in duration of $49,683,000, there were $897,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $48,786,000 as of December 31, 2003 included the following significant items:

  $33,302,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $116,226,000.

  $9,579,000 of unrealized losses related to the airline industry, for which the fair value was $59,742,000. During 2003, the airline industry continued to suffer despite a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing EETC investments are predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

  $1,956,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $12,015,000. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over-capacity. Exposure is primarily focused in the largest and most financially secure companies in the sector.

  $1,572,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $1,297,000 for which the fair value was $24,400,000. Credit exposures are in banking in Canada and Great Britain.

The remaining unrealized losses totaling $2,377,000 related to a fair value of $15,292,000.

F-23

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
December 31, 2003
Maturity:
Due in 1 year or less	$ 173,737	$ 177,948
Due after 1 year through 5 years	2,703,171	2,837,263
Due after 5 years through 10 years	3,110,820	3,266,285
Due after 10 years	1,388,876	1,457,685
Total	7,376,604	7,739,181
Mortgage-backed securities	2,998,019	3,016,891
Other structured securities	618,813	657,833
Commercial mortgage-backed securities	1,097,221	1,112,157
Total	$ 12,090,657	$ 12,526,062

  At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $135,011,000 were on deposit with state insurance departments to satisfy regulatory requirements.

Reconciliation of bonds from amortized cost to carrying value as of December 31, 2003 and 2002 is as follows:

	December 31
	2003	2002
	(In Thousands)
Amortized cost	$ 12,090,657	$ 11,551,475
Less nonadmitted bonds	(6,120)	(19,731)
Carrying value	$ 12,084,537	$ 11,531,744

  Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $13,350,941,0008,252,957,000 and $7,528,188,40510,743,639,000 in 2003 and 2002, respectively. Gross gains of $175,066,000169,481,000 and $113,067,000206,470,000 and gross losses of $280,658,00064,858,000 and $86,539,000190,854,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the IMR.

F-24

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
Major categories of net investment income are summarized as follows:

	Year ended December 31
	2003	2002
	(In Thousands)
Income:
Equity securities - affiliated	$ 27,600	$ 55,000
Equity securities - unaffiliated	3,060	4,459
Bonds	742,698	833,072
Mortgage loans	154,819	145,993
Contract loans	34,862	33,090
Company-occupied property	14,826	20,634
Other	31,773	27,459
Total investment income	1,009,638	1,119,707
Investment expenses	(88,588)	(94,366)
Net investment income	$ 921,050	$ 1,025,341

As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

	December 31
	2003	2002
	(In Thousands)
Investment purchase commitments	$ 142,518	$ 167,893

  The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $398,538,000 and $348,548,000468,079,000 at December 31, 2003 and 2002, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $398,479,000 and $464,004,000 and fair value of $400,498,000 and $472,748,000 at December 31, 2003 and 2002, respectively. The securities have a weighted average coupon rate of 5.9% and have maturities ranging from December 2018 through 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

F-25

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same securities in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment on interest at a rate of 1.1%. The agreements mature prior to the end of January 2004. At December 31, 2003, the amount due on these agreements included in borrowed money is $16,500,000 and $16,000,000 at December 31, 2003 and 2002, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $16,164,000 and $16,622,000 and fair value of $16,811,000 and $16,807,000 at December 31, 2003 and 2002, respectively. The securities have a weighted average coupon of 5.0% and have a maturity of December 2033.

  The maximum and minimum lending rates for long-term mortgage loans during 2003 were 6.05% and 3.45%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

  The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 73.1% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due as of December 31, 2003 and 2002, respectively, is $2,000 and $41,000.

The Company had impaired mortgage loans without an allowance for credit losses of $6,420,000 and $8,139,000 as of December 31, 2003 and 2002, respectively.

  In the course of the Company's asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on its investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, the book value, and the gain or loss of the Company's financial instruments with respect to securities sold and reacquired within 30 days of the sale date:

			Cost of
	Number of		Securities
Bonds	Transactions	Book Value	Repurchased	Gain/(Loss)
	(In Thousands)
NAIC 3	31	$ 29,478	$ 58,646	$ 4,403
NAIC 4	1	1,974	1,974	93
NAIC 5	1	670	648	(22)
Preferred Stock
NAIC 5	1	$ 1,000	$ 1,000	$ -

F-26

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
5. Derivative Financial Instruments Held for Purposes Other than Trading

  The Company utilizes derivatives such as swaps, caps, floors, and options to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

  The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount.

  Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

  The Company uses S&P options to hedge against an increase in the S&P Index. Such increases result in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in a consistent manner with the underlying reserve liabilities, which are carried at fair value with the change in value recorded in the statements of operations. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities.

  Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

  Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

  Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

F-27

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:

	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
December 31, 2003
Interest rate contracts:
Swaps	$ 369,203	$ -	$ (4,313)
Caps owned	375,000	2,067	63
Options owned	72,204	6,270	6,270
Forwards owned	66,714	323	323
Total derivatives	$ 883,121	$ 8,660	$ 2,343
December 31, 2002
Interest rate contracts:
Swaps	$ 580,000	$ -	$ 31,780
Caps owned	375,000	3,974	809
Options owned	72,465	4,020	4,020
Forwards owned	42,520	-	44
Total derivatives	$ 1,069,985	$ 7,994	$ 36,653

6. Concentrations of Credit Risk

  The Company held less-than-investment-grade corporate bonds with an aggregate book value of $926,069,000 and $718,899,000 and an aggregate market value of $949,663,000 and $667,679,000 at December 31, 2003 and 2002, respectively. Those holdings amounted to 7.7% of the Company's investments in bonds and 4.5% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

  The Company held unrated bonds of $439,960,000200,056,000 and $450,744,000, with an aggregate NAIC market value of $515,733,000196,679,000 and $456,604,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 1.7% of the Company's investment in bonds and 1.0% of the Company's total admitted assets at December 31, 2003.

F-28

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (17.0%) and Washington (7.41%). The remaining commercial mortgages relate to properties located in 36 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $39,192,000.

7. Annuity Reserves

  At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2003
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 354,927	3.0%
At book value less surrender charge	1,858,390	15.9
At fair value	2,945,708	25.1
Subtotal	5,159,025	44.0
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	5,709,734	48.8
Not subject to discretionary withdrawal	841,734	7.2
Total annuity reserves and deposit fund liabilities
before reinsurance	11,710,493	100.0%
Less reinsurance ceded	13,899
Net annuity reserves and deposit fund liabilities	$ 11,696,594
December 31, 2002
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 407,469	3.7%
At book value less surrender charge	2,126,412	19.4
At fair value	2,809,356	25.6
Subtotal	5,343,237	48.7
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	4,644,836	42.3
Not subject to discretionary withdrawal	987,240	9.0
Total annuity reserves and deposit fund liabilities
before reinsurance	10,975,313	100.0%
Less reinsurance ceded	13,318
Net annuity reserves and deposit fund liabilities	$ 10,961,995

F-29

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
8. Employee Benefit Plans

Pension Plan and Postretirement Benefits

  Effective December 31, 2001 the qualified plan of the Company, along with certain other U.S. subsidiaries of ING AIH, were merged into one plan which will be recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

	Pension Benefits		Other Benefits
	2003	2002	2003	2002
	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 30,107	$ 27,921	$ 17,491	$ 15,049
Service cost	-	7	1,326	1,139
Interest cost	1,952	2,007	1,125	1,166
Contribution by plan participants	-	-	5,189	954
Actuarial gain (loss)	8,997	2,750	(6,770)	4,481
Benefits paid	(2,802)	(2,578)	(6,758)	(2,148)
Plan amendments	-	-	-	(3,151)
Benefit obligation at end of year	$ 38,254	$ 30,107	$ 11,603	$ 17,490
Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -
Employer contributions	2,802	2,578	1,569	1,195
Plan participants' contributions	-	-	5,189	953
Benefits paid	(2,802)	(2,578)	(6,758)	(2,148)
Fair value of plan assets at end of year	$ -	$ -	$ -	$ -

F-30

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

	Pension Benefits		Other Benefits
	2003	2002	2003	2002
	(In Thousands)
Funded status	$ (38,254)	$ (30,107)	$ (11,603)	$ (17,490)
Unamortized prior service credit	(40)	(44)	(1,603)	(1,497)
Unrecognized net gain/(loss)	16,208	7,409	(6,083)	710
Remaining net obligation	19,488	20,630	-	-
Total funded status	$ (2,598)	$ (2,112)	$ (19,289)	$ (18,277)
Components of net periodic benefit cost
Service cost	$ -	$ 7	$ 1,326	$ 1,139
Interest cost	1,952	2,007	1,125	1,166
Expected return on plan assets	-	-	-	-
Amortization of unrecognized transition
obligation or transition asset	1,146	1,146	-	-
Amount of unrecognized gains and losses	194	139	23	(294)
Amount of prior service cost recognized	(5)	(5)	105	1,689
Total net periodic benefit cost	$ 3,287	$ 3,294	$ 2,579	$ 3,700

  In addition, the Company has pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2003 and 2002 in the amount of $11,049,000 and $11,168,000, respectively.

Assumptions used in determining the accounting for the defined benefit plans as of December 31, 2003 and 2002 were as follows:

	2003	2002

Weighted-average discount rate	6.25%	6.75%
Rate of increase in compensation level	3.75%	3.75%
Expected long-term rate of return on assets	8.75%	9.00%

  The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% over 6 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $191,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $183,000.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.25% at December 31, 2003 and 6.50% at December 31, 2002.

F-31

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
401(k) Plan

  The ING Savings Plan and ESOP is a defined contribution plan sponsored by ING AIH, which is available to substantially all home office employees. Participants may make contributions to the plan through salary reductions up to a maximum of $12,000 for 2003 and $11,000 for 2002. Such contributions are not currently taxable to the participants. The CompanyING AIH matches up to 6% of pre-tax eligible pay at 100% and allocates expenses to the Company for their portion of the match. Company matching contributionsAmounts allocated to the Company were, $4,278,000 and $4,101,000 for 2003 and 2002, respectively.

9. Separate Accounts

  Separate account assets and liabilities primarily represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid or payable to the separate account policy and contract holders.

Premiums, deposits, and other considerations received for the years ended December 31, 2003 and 2002 were $331,182,000 and $440,057,000, respectively.

F-32

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
	(In Thousands)
December 31, 2003
Premium, consideration or deposits for the year	$ -	$ 331,182	$ 331,182
Reserves for separate accounts with assets at:
Fair value	$ -	$ 3,916,434	$ 3,916,434
Amortized cost	174,758	-	174,758
Total reserves	$ 174,758	$ 3,916,434	$ 4,091,192
Reserves for separate accounts by
withdrawal characteristics:
Subject to descretionary withdrawal:
With market value adjustment	$ 174,758	$ -	$ 174,758
At market value	-	3,893,950	3,893,950
Subtotal	174,758	3,893,950	4,068,708
Not subject to discretionary withdrawal	-	22,484	22,484
Total separate account liabilities	$ 174,758	$ 3,916,434	$ 4,091,192
December 31, 2002
Premium, consideration or deposits for the year	$ -	$ 440,057	$ 440,057
Reserves for separate accounts with assets at:
Fair value	$ -	$ 3,308,972	$ 3,308,972
Amortized cost	191,277	-	191,277
Total reserves	$ 191,277	$ 3,308,972	$ 3,500,249
Reserves for separate accounts by
withdrawal characteristics:
Subject to descretionary withdrawal:
With market value adjustment	$ 191,277	$ -	$ 191,277
At market value	-	3,294,535	3,294,535
Subtotal	191,277	3,294,535	3,485,812
Not subject to discretionary withdrawal	-	14,437	14,437
Total separate account liabilities	$ 191,277	$ 3,308,972	$ 3,500,249

F-33

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	December 31
	2003	2002
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 334,233	$ 796,772
Transfers from separate accounts	(373,859)	(937,201)
Net transfers from separate accounts	(39,626)	(140,429)
Reconciling adjustments:
Miscellaneous transfers	4,913	154,465
Transfers as reported in the Statements of Operations	$ (34,713)	$ 14,036

10. Reinsurance

  The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $610,961,000 and $575,098,000 for the years ended December 31, 2003 and 2002, respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2003	2002
	(In Thousands)
Premiums	$ 366,893	$ 410,277
Benefits paid or provided	320,630	271,440
Policy and contract liabilities at year end	1,659,984	1,405,545

F-34

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
11. Federal Income Taxes

  The Company and its subsidiaries file a consolidated federal income tax return. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

The components of the net deferred tax assets are as follows:

	December 31
	2003	2002
	(In Thousands)
Total deferred tax assets	$ 411,332	$ 440,365
Total deferred tax liabilities	(92,967)	(73,220)
Net deferred tax assets	318,365	367,145
Deferred tax asset nonadmitted	(229,550)	(247,640)
Net admitted deferred tax asset	$ 88,815	$ 119,505
Decrease in nonadmitted asset	$ 18,090	$ 12,102

Current income taxes incurred consist of the following major components:

	Year ended December 31
	2003	2002
	(In Thousands)
Federal taxes on operations	$ 58,198	$ 98,756
Federal taxes on capital gains	2,659	(11,255)
Total current taxes incurred	$ 60,857	$ 87,501

F-35

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2003	2002
	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 124,142	$ 123,718
Insurance reserves	145,537	127,049
Investments	33,000	37,815
Compensation and benefits	26,278	31,110
Due and deferred premium	-	16,961
Nonadmitted assets and other surplus items	21,623	28,246
Unrealized loss on investments	-	4,968
Litigation accruals	13,927	14,856
Costs of collection and loading	4,440	6,658
Present value of insurance in force	3,645	4,860
Other	38,740	44,124
Total deferred tax assets	411,332	440,365
Deferred tax assets nonadmitted	(229,550)	(247,640)
Admitted deferred tax assets	181,782	192,725
Deferred tax liabilities resulting from book/tax differences in:
Investments	13,599	15,695
Due and deferred premium	42,075	20,209
Depreciable assets	26,815	31,325
Unrealized gain on investments	6,169	-
Insurance reserves	1,088	587
Other	3,221	5,404
Total deferred tax liabilities	92,967	73,220
Net admitted deferred tax asset	$ 88,815	$ 119,505

F-36

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
The change in net deferred income taxes is comprised of the following:

	December 31
	2003	2002	Change
	(In Thousands)
Total deferred tax assets	$ 411,332	$ 440,365	$ (29,033)
Total deferred tax liabilities	(92,967)	(73,220)	(19,747)
Net deferred tax asset	$ 318,365	$ 367,145	(48,780)
Remove current year change in unrealized gains			9,618
Change in net deferred income tax			(39,162)
Remove other items in surplus:
Current year change in non-admitted assets			(3,850)
Other			1,367
Change in deferred taxes for rate reconciliation			$ (41,645)

  The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:

Year Ended
December 31, 2003
(In Thousands)

Ordinary income	$ 291,594
Capital gains	15,335
Total pre-tax book income	$ 306,929
Provision computed at statutory rate	$ 107,425
Refinement of deferred tax balances	4,896
Dividends received deduction	(12,827)
Interest Maintenance Reserve	3,752
Other	(744)
Total	$ 102,502
Federal income taxes incurred	$ 60,857
Change in net deferred income taxes	41,645
Total statutory income taxes	$ 102,502

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $100,559,000 and $75,806,000 from 2003 and 2002, respectively.

F-37

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
The Company has a payable of $32,750,000 and $109,011,000 at December 31, 2003 and 2002, respectively, for federal income taxes under the intercompany tax sharing agreement.

  Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" ("PSA"). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $27,173,00032,641,000 at December 31, 2003. However, if such taxes were assessed, the amount of the taxes payable would be $11,424,000. No deferred tax liabilities are recognized related to the PSA.

12. Investment in and Advances to Subsidiaries

  The Company has two wholly owned insurance subsidiaries at December 31, 2003, ReliaStar Life Insurance Company of New York ("RNY") and ReliaStar Reinsurance Group "UK" LTD. The Company also has three wholly owned noninsurance subsidiaries, NWNL Benefits Corporation, Norlic, Inc. and Superior Vision Services.

Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

	December 31
	2003	2002
	(In Thousands)
Preferred stock (cost $4,664 in 2003 and 2002)	$ 4,664	$ 4,664
Common stock (cost $213,573 in 2003 and 2002)	313,686	265,486

Summarized financial information for these subsidiaries is as follows:

	December 31
	2003	2002
	(In Thousands)
Revenues	$ 367,867	$ 395,485
Income before net realized gains (losses) on investments	52,473	(24,153)
Net income (loss)	52,502	(34,994)
Admitted assets	2,712,832	2,656,874
Liabilities	2,399,298	2,391,309

F-38

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
The Company received cash dividends from its subsidiary, RNY, via Security-Connecticut, of $25,500,000 and $14,400,000 in 2003 and 2002, respectively.

13. Capital and Surplus

  Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2,000,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

  Lion loaned $100,000,000 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2003 and 2002, respectively, total interest paid totaled $4,600,000 and $6,400,000. Accrued interest was $0 and $1,400,000 for the years ended December 31, 2003 and 2002, respectively.

  Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

14. Fair Values of Financial Instruments

  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

F-39

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

	December 31
	2003		2002
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$ 12,084,537	$ 12,526,062	$ 11,531,744	$ 11,963,244
Preferred stocks	44,479	43,987	48,624	48,684
Unaffiliated common stocks	1,072	1,072	957	957
Mortgage loans	2,169,371	2,360,151	1,931,822	2,173,488
Contract loans	671,241	671,241	679,404	679,404
Derivative securities	8,660	2,343	7,994	36,653
Short-term investments	23,908	23,908	115,650	115,650
Cash	50,831	50,831	25,374	25,374
Indebtedness from related parties	2,267	2,267	43,433	43,433
Separate account assets	4,368,512	4,368,512	3,733,364	3,733,364
Receivable for securities	37,928	37,928	5,240	5,240
Liabilities:
Individual and group annuities	7,813,260	7,746,805	7,291,610	7,276,070
Guaranteed investment contracts	-	-	115,222	119,819
Deposit-type contracts	670,907	614,891	679,447	638,810
Policyholder dividends	22,318	22,318	22,177	22,177
Indebtedness to related parties	57,383	57,383	17,191	17,191
Separate account liabilities	1,714,477	1,714,477	2,856,683	2,856,683
Payable for securities	1,429	1,429	6,039	6,039

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

F-40

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1% and 13% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2003 and 2002 is $12,478,443,000 and $12,331,071,000, respectively.

  Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances. Fair values are based on independent pricing sources.

  Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

  Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values of the contracts. The carrying values of other policyholder liabilities, including individual and group annuities, policyholder dividends and deposit-type contracts, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

F-41

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
15. Commitments and Contingencies

  The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of pending lawsuits will not have a materially adverse effect on the Company's operations or financial position.

Other Matters

  Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

  In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

  The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

  These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of the Company to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. The Company was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

F-42

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by the Company and by ING USA Annuity & Life Insurance Company; an affiliate of the Company and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

  ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

Operating Leases

The Company leases office space under various noncancelable operating lease agreements that expire through January 2009. Rental expense for 2003 and 2002 was approximately $12,030,000 and $8,518,000.

At December 31, 2003, the minimum aggregate rental commitments under operating leases for the upcoming five years and thereafter are as follows:
Year ending
December 31	Commitments
2004	$ 11,651,000
2005	10,888,000
2006	10,493,000
2007	9,987,000
2008	9,334,000
Thereafter	1,583,000

Certain rental commitments have renewal options extending through the year 2009 subject to adjustments in future periods.

Lessor Leases

  The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment. The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property.

F-43

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
Future minimum lease payment receivables under non-cancelable operating leasing arrangements as of December 31, 2003 are as follows:
Year ending	Future minimum Lease
December 31	Payment Receivables
2004	$ 10,846,000
2005	8,815,000
2006	6,647,000
2007	4,884,000
2008	3,451,000
Thereafter	341,000

Contingent rentals included in income for the years ended December 31, 2003 amounted to $13,623,000. The net investment is classified as real estate.

16. Financing Agreements

  The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $125,000,000 from the Bank. Interest on any Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $16,000 and $70,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to the Bank.

  The Company maintains a revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus .35%, or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $7,000 and $73,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to BONY.

  The Company borrowed $1,899,331,000 and repaid $1,899,331,000 in 2003 and borrowed $4,103,074,000 and repaid $4,103,074,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase agreements. Interest paid on borrowed money was $268,000 and $535,000 during 2003 and 2002, respectively.

  The Company is the beneficiary of letters of credit totaling $458,531,000; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2003 and 2002.

F-44

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
17. Related Party Transactions

Affiliates

  Management and services contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

  Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $125,174,000 and $96,966,000 for the years ended December 31, 2003 and 2002, respectively.

  Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $44,759,000 and $36,041,000 for the years ended December 31, 2003 and 2002, respectively.

  Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to $156,100,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus .15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $245,000 and $391,000 and interest income of $423,000 and $1,194,000 for the year ended December 31, 2003 and 2002, respectively. At December 31, 2003, the Company had $0 payable to ING AIH and $23,600,000 receivable from ING AIH.

  Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

F-45

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002

  Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisors ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair value and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

  Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING Affiliates whereby it is jointly and severally liable for a $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited ("SLDI"). The Company's Board of Directors approved this transaction on April 25, 2002. The three affiliated life insurers were Security-Connecticut (subsequently merged into the Company on October 1, 2003), Security Life of Denver Insurance Company, and the Company. The joint and several guarantees of the two insurers are capped at $250,000,000. The States of Colorado and Minnesota did not disapprove the guarantee.

  Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

18. Guaranty Fund Assessments

  Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

  The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has recorded $2,637,000 and $710,000 for this liability as of December 31, 2003 and 2002. The Company has also recorded an asset/(liability) of $21,000 and $(598,000) as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.

F-46

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  December 31, 2002
19. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	December 31
	2003	2002
	(In Thousands)
Balance at January 1	$ 1,186,221	$ 1,175,770
Less reinsurance recoverables	46,197	166,786
Net balance at January 1	1,140,024	1,008,984
Incurred related to:
Current year	486,373	359,201
Prior years	(25,417)	74,988
Total incurred	460,956	434,189
Paid related to:
Current year	203,752	212,147
Prior years	154,109	91,002
Total paid	357,861	303,149
Net balance at December 31	1,243,119	1,140,024
Plus reinsurance recoverables	40,164	46,197
Balance at December 31	$ 1,283,283	$ 1,186,221

The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and Health Reserves and Unpaid Claims.

20. Reconciliation to the Annual Statement

  At December 31, 2001 2002, differences in amounts reported in the 2001 2002 Annual Statement, as revised, and amounts in the accompanying statutory-basis financial statements were due to the following:

Capital
	Net Income	and Surplus
Amounts as reported in the 2002 NAIC Annual Statement	$ 129,450,000	$ 1,357,625,000
Effects of adopting the CARVM accounting policy change	(24,579,000)	-
Amounts as reported in the accompanying
statutory basis financial statements	$ 104,871,000	$ 1,357,625,000

F-47

333-92000	May 2004
PART C
OTHER INFORMATION

Item 26	Exhibits

(a)

  Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the SelectHLife Variable Account. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.
(c)	(1)

  ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance Company and ING America Equities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-92000, as filed on April 17, 2003.)

(2)

  Amendment to Distribution Services Agreement dated March 7, 2002 between ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-92000, as filed on April 17, 2003.)

	(3)	Specimen Selling Agreements. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement.
(5)

  Specimen ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

	(6)	Schedules for Sales Commissions. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)
(d)	(1)	Specimen Policy. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(2)	Accelerated Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(3)	Children's Insurance Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(4)	Additional Insured Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(5)	Insured's Cost of Living Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(6)	Waiver of Monthly Deduction Rider (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(7)	Accidental Death Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(8)	Waiver of Specified Premium Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(9)	Term Insurance Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(10)	Extended Death Benefit Guarantee Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(11)	Policy Illustration. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-92000, as filed on September 19, 2002.)
	(12)	Lifetime Guarantee Death Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(13)	Full Death Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(14)	Guaranteed Minimum Death Benefit Rider. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-92000, as filed on September 8, 2003.)
(e)	(1)	Revised Policy Application Form. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Supplement to Life Insurance Application. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-92000, as filed on April 17, 2003.)
(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(g)	Not Applicable.
(h)	(1)	(a)

  Participation Agreement dated as of March 27, 2002 by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

  Amendment No. 2 to Participation Agreement by and among Reliastar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING American Equities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(d)

  Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-105319, as filed on November 24, 2003.)

	(2)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment dated as of March 28, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

  Amendment dated as of October 11, 2000 to the Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment dated as of September 29, 2003 to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)

  Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(3)	(a)

  Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(b)

  Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(4)	(a)

  Participation Agreement dated as of March 16, 1988 by and among Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

  Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

  Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)

  Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(f)

  Amendment No. 13 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(g)

  Participation Agreement dated as of January 1, 1991 by and among Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(h)

  Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(i)

  Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(j)

  Amendment No. 10 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(k)

  Amendment No. 11 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(l)

  Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(m)

  Service Agreement dated January 1, 1997 by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(n)

  Amendment effective as of April 1, 1999 to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(o)

  Service Contract dated April 25, 1997 by and between Fidelity Distributors Corporation and Washington Square Securities, Inc.. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(p)

  Amendment dated April 1, 1999 to Service Contract by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

	(5)	(a)

  Participation Agreement between ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

  Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

	(6)	(a)

  Participation Agreement among the GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(7)	(a)

  Participation Agreement dated as of December 6, 2001 by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(b)

  Amendment dated as of March 26, 2002 to Participation Agreement by and among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Adviser, LLC effective May 1, 2002) and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(c)

  Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-4, 333-100207, for Separate Account N of ReliaStar Life Insurance Company, as filed on October 24, 2002.)

(d)

  Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

(e)

  Service Agreement effective as of December 6, 2001 by and between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(f)

  Shareholder Servicing Agreement dated as of December 6, 2001 by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. in respect of the Service Class Shares of its Portfolios. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(g)

  Amendment dated as of March 26,2002 to the Shareholder Servicing Agreement by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) in respect of the Service Class Shares of its Portfolio. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(h)

  Amendment dated as of May 1, 2003 to Shareholder Servicing Agreement (Service Shares) dated as of December 6, 2001 by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

	(8)	(a)

  Participation Agreement dated as of May 1, 2001 between ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

  Amendment effective as of October 1, 2002 to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(c)

  Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, LLC. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

	(9)	(a)

  Participation Agreement dated May 1, 2001, by and between ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment dated as of August 30, 2002 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-6, File No. 33-69892, as filed on October 11, 2002.)

(c)

  Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, LLC. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(d)

  Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(e)

  Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

	(10)	(a)

  Participation Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment to Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 69431, as filed on April 14, 2000.)

(c)

  Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.

(d)

  Amendment, effective July 1, 2002, to Letter Agreement dated August 8, 1997 between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.

	(11)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust and Neuberger&Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

  Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment dated as of April 1, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

(e)

  Letter Agreement dated as of July 28, 1997 by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(f)

  Amendment dated as of April 1, 2003 to the Administrative Services Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

	(12)	(a)

  Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

  Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(13)	(a)

  Participation Agreement by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

	(14)	(a)

  Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

  Amendment No. 3 to Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

  Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment No. 5 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(i)	Not Applicable.
(j)	Not Applicable
(k)	Opinion and Consent of Counsel.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Auditors -- Ernst & Young LLP.
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)

  Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.)

Item 27	Directors and Officers of the Depositor
Name and Principal Business Address		Positions and Offices with Depositor
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Director, Chairman and Chief Executive Officer
Keith Gubbay, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Director and President
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Director, Senior Vice President and Chief Financial Officer
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Director and Senior Vice President
Kathleen A. Murphy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Director
Allan Baker, 151 Farmington Avenue, Hartford, CT 06156		Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Senior Vice President, Tax
Robert W. Crispin, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Senior Vice President, Investments
Robert L. Francis, 6140 Stonehedge Mall Road, Suite 375, Pleasanton, CA 94588		Senior Vice President
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401.		Senior Vice President
Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156		Senior Vice President
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380		Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Vice President and Treasurer
Carol S. Stern, 1501 M Street, N.W., Suite 430, Washington, DC 20005		Vice President and Chief Compliance Officer
Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401		Vice President and Actuary
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703		Vice President
Deborah Hancock, 1290 Broadway, Denver, CO 80203		Vice President
Laurie M. Tillinghast, 151 Farmington Avenue, Hartford, CT 06156		Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401		Secretary
Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

  Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 29	Indemnification

  Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has a controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

  Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters
(a)

  Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Southland Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue N.W., Minot, ND 58703	Director and Vice President
Anita F. Woods, 5780 Powers Ferry Road, Atlanta, GA 80203	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703	Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Vice President
Frederick C. Litow, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary
(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.	$24,581,359
*	Includes payments to agents/registered representatives, broker/dealers, and regional managers/brokerage general agents and payments to Washington Square Securities, Inc. as a distribution allowance.

Item 31	Location of Accounts and Records

  Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South, Minneapolis, MN 55401 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327. 20 Washington Avenue South, Minneapolis, MN 55401.

Item 32	Management Services
None.
Item 33	Fee Representations

  ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, Select HLife Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to this Registration Statement on Form N-6 (File No. 333-92000) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on the 15th day of April, 2003.

SELECTHLIFE VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

	By:	Thomas J. McInerney*
Thomas J. McInerney Chairman and Chief Executive Officer (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Thomas J. McInerney*	Director, Chairman and Chief Executive Officer
Thomas J. McInerney	(principal executive officer)

Keith Gubbay*	Director and President
Keith Gubbay
April,
Jacques de Vaucleroy*	Director	15, 2004
Jacques de Vaucleroy

Kathleen A. Murphy*	Director
Kathleen A. Murphy

David Wheat*	Director, Senior Vice President and Chief Financial Officer
David Wheat	(principal accounting and financial officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

SELECTHLIFE VARIABLE ACCOUNT
Exhibit Index

Exhibit No.	Exhibit

26-(c)(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement

26-(k)	Opinion and Consent of Counsel

26-(n)	Consent of Independent Auditors - Ernst & Young LLP